Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT3-0725
1.9887631.106
Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	23,693,000	23,762,777
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	15,994,000	15,976,742
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5195% 7/20/2037 (b)(c)(d)	250,000	250,728
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	175,000	176,812
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	10,479,000	10,462,988
TOTAL BAILIWICK OF JERSEY		50,630,047
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	15,949,000	15,951,424
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	2,970,829	3,006,776
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	4,873,010	4,917,328
TOTAL CANADA		7,924,104
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	12,215,000	12,216,148
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	19,226,000	19,231,229
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	15,363,000	15,408,014
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	9,447,000	9,451,761
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	18,441,000	18,447,547
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	315,000	311,093
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	159,000	156,892
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	11,892,231	11,895,466
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	15,787,000	15,796,093
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	100,000	100,978
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	8,652,000	8,654,293
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	12,057,000	12,070,721
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	27,261,000	27,273,568
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	8,291,000	8,294,233
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	19,096,000	19,153,307
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	14,512,000	14,522,782
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	14,004,000	14,024,572
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	125,000	122,715
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (b)(c)(d)	250,000	253,228
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	12,147,000	12,160,216
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	18,661,000	18,704,517
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	300,000	300,138
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (b)(c)(d)	273,000	273,690
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	100,000	100,450
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 6.75% 7/25/2038 (b)(c)(d)(g)	250,000	250,346
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	9,291,000	9,293,769
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	16,076,000	16,100,918
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1318% 4/25/2037 (b)(c)(d)	250,000	254,105
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6195% 10/20/2037 (b)(c)(d)	150,000	152,937
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	10,975,000	10,974,232
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	11,696,000	11,719,591
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	10,997,000	11,008,668
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	11,637,000	11,647,904
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	249,948
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	200,000	198,983
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	13,651,000	13,576,015
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	12,599,000	12,586,363
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	209,686	0
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	250,000	250,773
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	9,084,000	9,085,344
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	13,262,000	13,295,155
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	15,917,000	15,954,596
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	6,539,000	6,542,949
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	3,200,000	3,202,934
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	14,518,000	14,531,545
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	15,072,000	15,085,384
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	12,030,000	12,031,071
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	150,000	150,498
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	23,424,000	23,464,664
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	14,290,000	14,323,181
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	400,000	403,869
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,731,917	1,673,011
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	8,865,000	8,871,303
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	12,096,000	12,123,071
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)	6,683,000	6,689,195
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	8,699,000	8,672,903
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	6,847,000	6,861,721
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	16,420,000	16,428,867
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	15,112,000	15,122,760
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	15,620,000	15,666,626
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	8,675,000	8,646,242
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	2,957,000	2,959,070
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	12,120,000	12,120,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	7,863,000	7,863,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	15,155,000	15,193,115
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	8,410,000	8,418,923
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	7,590,000	7,604,649
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	11,245,000	11,251,140
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	10,754,000	10,768,120
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	14,497,000	14,525,429
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (b)(c)(d)	200,000	202,412
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	11,119,000	11,085,643
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	15,208,000	15,175,196
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2036 (b)(c)(d)(g)	200,000	200,279
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (b)(c)(d)	250,000	251,669
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	6,620,430	6,625,144
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	14,355,000	14,321,940
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	12,152,000	12,179,281
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7695% 4/20/2038 (b)(c)(d)	346,000	354,171
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	20,095,000	20,137,441
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.1026% 4/26/2036 (b)(c)(d)	262,000	262,354
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	400,000	397,748
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	13,866,000	13,858,055
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	7,918,000	7,890,525
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	10,862,000	10,855,972
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	17,577,000	17,624,968
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	932,000	934,020
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0195% 4/20/2037 (b)(c)(d)	250,000	251,003
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	10,810,000	10,772,165
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	4,722,000	4,730,906
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	177,000	178,655
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	200,000	199,569
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	500,000	504,644
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	6,674,156	6,675,230
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	500,000	495,290
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	13,668,000	13,622,089
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (b)(c)(d)	505,000	500,551
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	12,426,000	12,435,195
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (b)(c)(d)	200,000	200,017
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,777,219	6,540,280
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	15,987,000	16,017,008
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	150,000	152,467
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	6,032,000	6,058,354
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	17,526,000	17,543,018
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	10,786,000	10,838,970
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	22,028,420	22,036,527
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0221% 12/5/2036 (b)(c)(d)(e)(f)	511,531	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	4,118,884	4,098,377
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	7,562,373	7,318,477
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	934,000	734,188
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	14,644,000	14,703,850
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	10,244,000	10,274,158
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	4,156,000	4,156,166
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		960,264,325
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	5,370,311	5,386,970
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	11,745,000	11,712,255
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	13,598,000	13,605,873
TOTAL MULTI-NATIONAL		25,318,128
UNITED STATES - 3.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	8,969,333	9,031,144
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	8,143,061	8,199,177
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	7,258,788	7,271,052
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	3,881,777	3,765,367
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	572,408	535,223
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	6,201,525	5,834,613
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	15,923,376	14,639,015
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	24,664,540	24,689,326
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	3,100,000	3,112,796
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	574,308	574,938
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	800,000	799,586
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	13,747,664	13,748,846
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	4,241,000	4,238,625
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	9,955,915	9,937,919
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	396,102	4
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	4,280,000	4,288,937
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,307,577	1,268,357
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	263,775	242,681
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	3,560,000	3,543,273
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	1,120,000	1,121,181
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (d)	3,285,000	3,294,460
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	10,268,000	10,291,103
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	11,775,796	10,957,560
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	3,864,190	3,857,569
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,300,000	1,306,732
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	3,000,000	2,998,240
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,600,000	1,609,961
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	7,850,000	7,853,437
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	1,511,008	1,468,842
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	5,044,429	4,779,618
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	4,356,038	3,615,539
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	700,341	682,920
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	3,305,000	3,304,720
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	16,187,000	16,186,838
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	2,454,605	2,429,047
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	1,526,000	1,577,681
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	285,000	287,126
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	9,904,773	9,747,869
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	4,791,225	4,590,870
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	2,500,000	2,512,203
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	557,000	541,293
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	572,005	572,896
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	3,359,000	3,396,961
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	3,449,494	3,454,622
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	12,756,000	12,787,010
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	2,659,484	2,667,688
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	4,134,529	4,152,527
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,875,000	1,873,398
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,575,000	1,572,773
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	420,000	417,282
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	13,131,000	13,116,517
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	10,900,000	10,959,163
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	4,700,000	4,637,589
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	26,100,000	26,182,340
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	16,815,120	16,662,020
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	6,693,646	6,734,905
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	2,399,157	2,403,930
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	9,570,000	9,626,556
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	364,000	365,761
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	2,500,000	2,494,590
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	11,583,000	11,575,239
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	12,846,000	12,806,113
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	487,233	463,708
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	2,237,564	2,155,671
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	321,416	288,043
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	3,730,259	3,753,056
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	4,460,150	4,259,384
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	7,100,000	7,115,859
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	10,079,738	10,155,729
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,800,000	4,789,824
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	4,053,058	4,088,024
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	7,307,696	7,352,322
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	150,000	153,870
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (b)(c)	3,277	3,271
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	6,775,000	6,783,380
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	2,440,884	2,459,636
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	9,269,393	8,760,032
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	10,237,380	9,931,532
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	9,148,070	8,336,349
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	3,600,000	3,610,898
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	4,586,746	4,559,066
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	800,000	794,954
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	797,000	794,069
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	870,000	871,249
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	3,370,796	3,285,333
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	724,000	706,070
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	4,100,000	4,112,287
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	6,466,577	6,123,332
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	602,383	547,775
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	4,985,000	4,881,747
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	3,812,000	3,545,270
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	747,000	602,442
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	8,470,000	8,639,400
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8287% 5/17/2039 (b)(c)(d)	1,616,000	1,616,001
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (d)	4,000,000	4,000,802
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	10,922,115	11,087,381
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	23,316,830	23,530,513
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	12,453,420	12,680,060
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	15,096,140	14,734,670
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	15,739,905	15,457,243
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	7,444,590	7,306,447
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	1,205,000	1,250,544
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (b)(c)	6,862	7,043
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	2,319,188	2,322,298
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	5,495,760	5,517,172
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	652,973	653,483
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	857,232	857,411
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	525,000	515,835
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	168,000	163,101
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,081,000	1,070,271
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	1,344,000	1,335,209
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	270,000	277,200
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	1,052,004	1,052,558
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,100,000	1,121,025
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	2,913,000	3,017,498
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	5,350,000	5,354,657
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	2,500,000	2,496,209
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	2,890,884	2,908,076
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	9,000,000	9,024,331
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	15,900,000	15,915,084
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	6,315,342	6,448,508
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,203,000	4,217,264
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	4,595,000	4,587,764
TOTAL UNITED STATES		643,644,808
TOTAL ASSET-BACKED SECURITIES (Cost $1,712,444,610)		1,709,119,806

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (b)(c)(j)	1,093,181	931,598
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (b)(c)(j)	1,517,580	1,512,208
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (b)(c)(j)	157,564	155,964
		1,668,172
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (b)(c)(j)	3,228,190	3,213,664
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (b)(c)(j)	2,677,771	2,684,144
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (b)(c)(j)	1,463,306	1,438,429
		7,336,237
TOTAL CONSUMER DISCRETIONARY		9,004,409

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/8/2031 (b)(c)(j)	840,775	715,255
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (b)(c)(j)	2,179,538	2,179,538
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (b)(c)(j)	1,017,059	1,003,918
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/12/2028 (b)(c)(j)	2,255,591	2,264,749
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3247% 3/21/2031 (b)(c)(j)	881,100	881,540
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	55,439	55,439
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/31/2030 (b)(c)(j)	2,933,905	2,929,915
		2,985,354
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2555% 5/29/2028 (b)(c)(j)	2,773,766	2,339,783
TOTAL CANADA		21,374,546
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(c)(j)(k)	1,550,000	1,530,625
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (b)(c)(j)	1,473,407	1,459,292

TOTAL FINLAND		2,989,917
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(c)(j)	14,911,356	13,697,422
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(j)	239,388	213,129
TOTAL FRANCE		13,910,551
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (b)(c)(j)	1,848,344	1,851,283
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (b)(c)(j)	740,000	723,350
TOTAL GERMANY		2,574,633
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (b)(c)(j)	1,024,850	1,021,857
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (b)(c)(j)	1,384,290	1,387,169
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (b)(c)(f)(j)(k)	2,068,832	132,757
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(c)(e)(j)	11,183	11,071
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (b)(c)(e)(j)(l)	36,384	36,020
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(c)(e)(j)	51,628	51,112

TOTAL INDIA		230,960
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/22/2032 (b)(c)(j)(k)	645,000	642,581
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (b)(c)(j)	1,701,095	1,364,074
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(c)(f)(j)(k)	738,266	22,517
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (b)(c)(j)	1,905,408	1,727,576
TOTAL LUXEMBOURG		3,114,167
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (b)(c)(j)	1,753,073	1,747,954
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/17/2032 (b)(c)(j)	8,854,229	8,710,348
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (b)(c)(j)	1,667,072	1,669,856
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (b)(c)(j)	1,135,675	1,137,095
		2,806,951
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(c)(j)	3,264,656	2,399,522
TOTAL NETHERLANDS		15,664,775
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (b)(c)(j)	3,235,000	3,196,601
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1932% 10/16/2028 (b)(c)(j)	1,120,000	819,000

TOTAL PUERTO RICO		4,015,601
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (b)(c)(j)	3,068,109	3,058,137
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (b)(c)(j)	580,635	580,635

TOTAL SWEDEN		3,638,772
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(c)(j)	2,653,200	2,468,803
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 12/12/2026 (b)(c)(j)	73,456	73,043
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5785% 12/2/2031 (b)(c)(j)	4,978,338	4,980,130
TOTAL COMMUNICATION SERVICES		5,053,173

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (b)(c)(j)	4,766,379	4,694,884
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/29/2027 (b)(c)(j)	910,292	911,858
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (b)(c)(j)	2,033,289	2,039,003
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/30/2030 (b)(c)(j)	3,593,052	3,578,464
		11,224,209
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (b)(c)(j)	3,970,737	3,979,433
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 1/21/2030 (b)(c)(j)	715,000	713,212
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 10/21/2030 (b)(c)(j)	2,049,300	2,042,906
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 3/15/2032 (b)(c)(j)	3,095,000	3,091,131
TOTAL INDUSTRIALS		5,134,037

TOTAL UNITED KINGDOM		26,104,064
UNITED STATES - 4.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (b)(c)(j)	3,952,630	2,324,661
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 3/25/2026 (b)(c)(j)	3,085,363	23,140
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5645% 12/24/2025 (b)(c)(j)	195,764	201,637
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (b)(j)	1,888,390	1,945,041
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (b)(c)(j)	103,574	98,913
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(c)(j)	302,348	229,028
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(j)(k)	1,439,978	1,324,333
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(j)(k)	1,130,022	1,039,270
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (b)(c)(j)	3,257,835	3,253,763
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(c)(j)(k)	3,895,000	3,914,475
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3285% 6/1/2028 (b)(c)(j)	1,219,090	1,244,483
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(c)(j)	2,482,619	2,456,079
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(c)(j)	6,961,042	6,884,680
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (b)(c)(j)	1,721,809	1,640,850
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/9/2027 (b)(c)(j)	1,465,995	1,400,861
		27,981,214
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (b)(c)(j)	4,169,648	2,564,334
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (b)(c)(j)	1,683,402	1,519,977
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (b)(c)(j)	3,250,000	2,925,000
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (b)(c)(j)	124,063	123,544
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (b)(c)(j)	1,516,380	1,497,426
		8,630,281
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 7/8/2031 (b)(c)(j)	955,923	943,974
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (b)(c)(j)	2,414,406	2,006,082
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2976% 12/7/2030 (b)(c)(j)	809,750	808,325
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (b)(c)(j)	3,659,655	3,656,471
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(c)(j)	576,526	568,598
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8242% 12/1/2028 (b)(c)(j)	4,156,339	4,148,566
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/13/2030 (b)(c)(j)	540,000	488,700
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (b)(c)(j)	656,438	649,873
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (b)(c)(j)	2,740,547	2,665,182
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (b)(c)(j)	2,195,000	2,159,090
		17,150,887
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3242% 1/30/2031 (b)(c)(j)	4,309,500	4,324,325
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (b)(c)(j)	1,044,450	1,045,160
		5,369,485
TOTAL COMMUNICATION SERVICES		60,075,841

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (b)(c)(j)	2,661,378	2,185,284
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (b)(c)(j)	2,789,870	2,771,737
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(c)(j)	2,685,000	2,675,764
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (b)(c)(j)	1,090,000	1,090,000
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4528% 12/22/2028 (b)(c)(j)	1,044,140	952,777
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (b)(c)(j)	1,539,226	1,142,875
		10,818,437
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (b)(c)(j)	2,433,217	2,327,420
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(c)(j)	7,088,815	6,716,652
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (b)(c)(j)	2,045,971	2,042,615
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(c)(j)	31,239,765	30,942,988
		39,702,255
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (b)(c)(j)	4,965,272	4,916,265
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3274% 1/17/2032 (b)(c)(j)	2,160,000	2,088,720
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0747% 8/1/2030 (b)(c)(j)	2,293,385	2,283,363
		9,288,348
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3231% 7/31/2028 (b)(c)(j)	3,417,846	3,396,143
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (b)(c)(j)	2,143,815	2,150,375
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(c)(j)	16,483,157	14,034,749
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(j)	1,750,078	1,607,884
		21,189,151
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6815% 2/7/2029 (b)(c)(j)	3,488,819	3,379,793
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 11/24/2028 (b)(c)(j)	1,784,991	1,779,422
Arcis Golf LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 11/24/2028 (b)(c)(j)(l)	102,375	102,056
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (b)(c)(j)	8,761,534	8,731,395
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (b)(c)(j)	1,331,550	1,325,305
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 10/18/2028 (b)(c)(j)	2,155,981	2,152,747
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 8/8/2027 (b)(c)(j)	1,373,255	1,371,964
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (b)(c)(j)	209,770	209,726
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	1,343,250	1,265,865
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	1,383,579	1,311,094
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(j)	3,738,856	3,631,364
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (b)(c)(j)	15,798,221	15,696,165
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (b)(c)(j)	940,500	939,917
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(c)(j)	2,900,000	2,873,900
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 12/1/2028 (b)(c)(j)	939,664	938,686
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (b)(c)(j)	2,620,120	2,620,120
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5925% 12/4/2031 (b)(c)(j)	1,000,000	1,004,690
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (b)(c)(j)	1,628,550	1,611,808
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (b)(c)(j)	3,752,382	3,730,506
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0747% 11/8/2030 (b)(c)(j)	1,144,889	1,148,301
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(c)(j)	3,253,190	3,013,267
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (b)(c)(j)	1,070,000	1,045,262
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7847% 11/5/2031 (b)(c)(j)	1,970,063	1,967,186
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 4/16/2029 (b)(c)(j)	2,116,334	2,108,927
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(c)(j)	1,556,891	1,513,111
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (b)(c)(j)	338,300	339,146
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (b)(c)(j)	3,514,500	3,512,918
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(c)(j)	9,662,968	9,281,281
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (b)(c)(j)	300,000	241,749
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(c)(j)	763,204	738,400
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (b)(c)(j)	4,028,863	4,016,616
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (b)(c)(j)	1,089,206	1,034,746
		84,637,433
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (b)(c)(j)	482,575	482,878
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.76% 10/24/2031 (b)(c)(j)	2,862,825	2,872,845
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(c)(j)	2,384,220	2,096,755
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(c)(j)	4,918,616	4,871,742
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(c)(j)	626,590	622,937
		10,947,157
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (b)(c)(j)	778,664	759,003
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1887% 11/5/2027 (b)(c)(j)	769,994	766,783
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 7/24/2028 (b)(c)(j)	764,082	152,816
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (b)(c)(j)	3,061,850	3,071,801
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8227% 6/9/2031 (b)(c)(j)	1,461,655	1,457,767
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (b)(c)(j)	2,335,000	2,213,253
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(c)(j)	3,897,975	3,490,091
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(c)(e)(f)(j)(k)	193,492	46,438
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (b)(c)(j)	2,183,129	2,074,518
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 10/20/2028 (b)(c)(j)	268,622	257,445
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (b)(c)(j)	2,243,655	2,064,163
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(c)(j)	5,444,610	4,860,295
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (b)(c)(j)	1,584,243	1,554,823
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (b)(c)(j)	1,088,281	1,077,279
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (b)(c)(j)	1,231,056	800,186
		23,887,658
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 2/19/2029 (b)(c)(j)	807,098	809,455
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (b)(c)(j)	380,153	379,202
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (b)(c)(j)	2,670,000	2,649,975
		3,838,632
TOTAL CONSUMER DISCRETIONARY		207,395,494

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(c)(j)	1,360,000	1,365,522
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5576% 1/24/2029 (b)(c)(j)	1,918,141	1,359,137
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3076% 1/24/2030 (b)(c)(j)	511,875	179,156
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (b)(c)(j)	1,516,291	1,492,607
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 3/31/2028 (b)(c)(j)	5,630,030	5,628,623
		10,025,045
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0925% 2/5/2029 (b)(c)(j)	984,621	987,289
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (b)(c)(j)	2,589,359	2,363,722
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 11/20/2027 (b)(c)(f)(j)(k)	2,085,901	62,577
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (b)(c)(j)	1,500,678	1,491,674
		4,905,262
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/23/2030 (b)(c)(j)	1,255,609	1,256,651
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (b)(c)(j)	2,504,937	2,510,673
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (b)(c)(j)	4,625,471	2,659,646
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(c)(j)	2,617,649	2,421,326
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(c)(j)	2,370,933	2,193,113
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (b)(c)(j)	1,801,410	1,800,365
		12,841,774
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (b)(c)(j)	1,653,119	1,161,316
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9327% 2/23/2029 (b)(c)(j)	274,768	262,250
		1,423,566
TOTAL CONSUMER STAPLES		29,195,647

Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/27/2029 (b)(c)(j)	2,836,125	2,722,680
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (b)(c)(j)	1,721,350	1,711,315
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (b)(c)(j)	1,067,198	1,066,931
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (b)(c)(j)	4,732,340	4,725,431
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(c)(j)	957,600	953,214
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (b)(c)(j)	1,616,816	1,572,353
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 4/1/2030 (b)(c)(j)	1,005,000	1,005,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (b)(c)(j)	1,411,463	1,414,554
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 9/29/2028 (b)(c)(j)	1,727,331	1,728,765
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3327% 2/11/2030 (b)(c)(j)	1,105,000	1,101,773
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(k)	528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(k)	1,224,553	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(c)(j)	14,355,188	7,767,736
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (b)(c)(j)	1,111,293	1,078,187
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (b)(c)(j)	767,269	769,671
		24,894,930
TOTAL ENERGY		27,617,610

Financials - 0.6%
Capital Markets - 0.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 2/14/2031 (b)(c)(j)	1,000,000	1,001,300
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (b)(c)(j)	2,976,659	2,978,802
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	6,187,033	6,205,594
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (b)(c)(j)	1,686,525	1,682,832
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8268% 9/15/2031 (b)(c)(j)	2,589,138	2,573,370
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (b)(c)(j)	2,204,475	2,201,102
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(c)(j)	2,171,784	2,166,355
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (b)(c)(j)	4,347,678	4,335,070
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(c)(j)	1,360,000	1,353,200
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (b)(c)(j)	925,219	928,298
		25,425,923
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(j)(m)	327,080	325,870
Agellan Portfolio 9% 8/7/2025 (e)(j)	239,000	239,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/31/2031 (b)(c)(j)	6,633,375	6,637,554
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(c)(j)(k)	2,410,000	2,385,900
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (b)(c)(j)	1,127,175	1,130,230
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (b)(j)	200,918	180,826
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (b)(j)	1,222,251	513,345
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (b)(j)	381,284	343,156
Epic Creations Inc Tranche DD DIP TL 1LN, term loan 14.3216% 7/31/2025 (b)(e)(j)	17,433	17,433
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(k)	182,907	0
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3287% 1/9/2026 (b)(c)(e)(j)	2,631,236	2,539,143
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (b)(c)(j)	1,015,026	1,019,472
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (b)(c)(j)	3,375,000	3,368,216
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (b)(c)(j)	685,000	678,760
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (b)(c)(j)	4,372,145	4,373,806
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(c)(j)(k)	1,005,000	1,005,312
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (b)(c)(j)	424,386	425,977
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (b)(c)(j)	1,257,324	1,256,381
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (b)(c)(j)(k)	340,000	341,982
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6785% 10/3/2029 (b)(c)(e)(j)	341,325	337,229
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9285% 10/3/2029 (b)(c)(e)(j)	729,126	421,435
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (b)(c)(j)	1,586,025	1,584,265
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (b)(c)(j)	977,550	979,622
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(j)	8,100,000	8,021,511
		38,126,425
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(c)(j)	14,040,443	13,938,088
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (b)(c)(j)(k)	2,885,000	2,886,616
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 5/23/2033 (b)(c)(j)(k)	1,295,000	1,301,475
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (b)(c)(j)	3,022,425	3,017,982
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (b)(c)(j)	1,558,476	1,552,305
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (b)(c)(j)	2,713,746	2,697,924
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (b)(c)(j)	7,055,207	7,028,750
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (b)(c)(j)	4,791,799	4,732,668
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(c)(j)	9,575,000	9,227,906
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (b)(c)(j)	1,595,000	1,508,280
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 7/31/2027 (b)(c)(j)	1,393,386	1,384,092
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (b)(c)(j)	6,950,490	6,947,918
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/15/2031 (b)(c)(j)	1,600,760	1,594,757
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (b)(c)(j)	1,980,484	1,974,701
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/29/2030 (b)(c)(j)	1,023,252	1,018,013
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 11/21/2029 (b)(c)(j)	3,866,227	3,852,347
		64,663,822
TOTAL FINANCIALS		128,216,170

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (b)(c)(j)	169,930	170,234
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (b)(c)(j)	1,599,854	1,593,694
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2031 (b)(c)(j)	3,983,956	3,996,067
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (b)(c)(j)	7,443,049	7,434,416
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (b)(c)(j)	1,149,225	1,149,949
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/29/2031 (b)(c)(j)	437,950	434,775
		14,779,135
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (b)(c)(j)	1,346,158	829,004
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(c)(j)	830,708	735,177
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5827% 2/11/2028 (b)(c)(j)	2,133,855	2,131,572
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(c)(j)	1,925,325	1,924,959
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (b)(c)(j)	881,705	842,910
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(c)(j)	3,963,238	3,878,385
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (b)(c)(j)	872,643	869,589
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.149% 10/23/2031 (b)(c)(j)(l)	112,357	111,964
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(j)	983,436	986,141
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(j)	245,024	245,697
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (b)(c)(j)	2,262,841	2,267,615
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(c)(j)	1,022,287	686,067
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(c)(j)(k)	1,450,000	1,439,125
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (b)(c)(j)	1,425,636	1,425,964
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (b)(c)(j)	3,108,932	3,108,217
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(c)(j)	1,339,932	1,327,283
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (b)(c)(j)	3,565,000	3,565,606
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9387% 10/1/2029 (b)(c)(j)	145,000	131,950
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/11/2031 (b)(c)(j)	796,699	796,699
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 5.8695% 10/11/2031 (b)(c)(j)(l)	36,304	36,304
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (b)(c)(j)	606,950	607,860
		27,948,088
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (b)(c)(j)	7,653,141	7,616,253
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	700,000	700,658
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 3/26/2032 (b)(c)(j)	535,000	530,763
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 5/1/2031 (b)(c)(j)	4,172,955	4,149,503
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (b)(c)(j)	2,178,000	2,158,943
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (b)(c)(j)	2,483,775	2,476,398
		17,632,518
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(c)(j)	8,175,000	7,746,958
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1742% 8/1/2027 (b)(c)(j)	1,075,452	1,073,656
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (b)(c)(j)	2,507,400	2,446,295
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (b)(c)(j)	2,752,498	2,749,910
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/19/2031 (b)(c)(j)	2,214,234	2,153,342
		16,170,161
TOTAL HEALTH CARE		76,529,902

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (b)(c)(j)	838,673	839,269
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (b)(c)(j)	1,165,000	1,159,909
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0539% 2/26/2032 (b)(c)(j)	3,627,759	3,601,131
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/26/2032 (b)(c)(j)(k)(l)	342,241	339,729
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (b)(c)(j)	1,712,308	1,705,887
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (b)(c)(j)(l)	142,692	142,157
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (b)(c)(j)	2,609,924	2,616,657
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/28/2031 (b)(c)(j)	356,407	356,289
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (b)(c)(j)	1,349,599	1,352,689
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/19/2032 (b)(c)(j)	2,087,225	2,085,827
		14,199,544
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	1,506,691	1,505,530
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	573,097	572,656
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (b)(c)(e)(j)	780,000	748,800
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 3/17/2030 (b)(c)(j)	567,090	553,764
		3,380,750
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (b)(c)(j)	2,603,053	1,911,083
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (b)(c)(j)	2,035,643	2,037,190
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (b)(c)(j)	1,192,326	1,186,770
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/4/2031 (b)(c)(j)	950,225	944,885
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5716% 1/24/2029 (b)(c)(j)	1,551,490	1,548,092
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (b)(c)(j)	1,870,000	1,782,727
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(c)(j)	4,301,062	3,869,881
		13,280,628
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (b)(c)(j)	9,776,040	9,703,991
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (b)(c)(j)	7,496,653	7,503,700
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0329% 11/1/2031 (b)(c)(j)	1,362,759	1,363,890
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(c)(j)(l)	157,241	157,372
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/15/2031 (b)(c)(j)	2,373,886	2,059,346
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (b)(c)(j)	1,220,790	1,220,790
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(c)(j)	7,855,260	6,529,685
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (b)(c)(j)	671,625	636,364
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9297% 5/3/2029 (b)(c)(j)	1,754,281	1,547,276
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (b)(c)(j)	641,640	641,106
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (b)(c)(j)	3,866,688	3,871,754
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (b)(c)(j)	2,507,637	2,514,257
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (b)(c)(j)	897,197	905,792
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8185% 3/3/2032 (b)(c)(j)	2,720,000	2,705,557
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (b)(c)(j)	1,975,000	1,974,724
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(c)(j)	3,011,249	3,007,184
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (b)(c)(j)	3,766,594	3,509,675
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(c)(j)	6,794,693	6,342,438
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0326% 7/25/2030 (b)(c)(j)	2,804,184	2,807,184
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (b)(c)(j)	1,005,000	1,002,065
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(c)(j)	1,235,710	1,236,488
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(c)(j)	95,174	95,234
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/24/2031 (b)(c)(j)	695,000	696,738
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.4413% 10/19/2030 (b)(c)(j)	953,737	761,798
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (b)(c)(j)	992,749	977,857
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (b)(c)(j)	2,744,021	2,738,890
		66,511,155
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (b)(c)(j)	1,161,772	1,156,173
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8285% 11/3/2031 (b)(c)(j)	1,391,513	1,391,081
		2,547,254
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0731% 3/2/2027 (b)(c)(j)	2,544,364	2,541,106
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(c)(j)	1,890,500	1,880,687
Machinery - 0.0%
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (b)(c)(j)	958,735	959,339
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8242% 9/28/2028 (b)(c)(j)	846,786	836,954
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 10/10/2031 (b)(c)(j)	973,325	969,266
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (b)(c)(j)	600,000	600,900
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (b)(c)(j)	2,623,500	2,557,363
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (b)(c)(e)(j)	591,311	524,729
		6,448,551
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (b)(c)(j)	1,761,329	1,741,074
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(c)(j)(k)	990,000	993,504
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (b)(c)(j)	1,366,200	1,346,841
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (b)(c)(j)	926,008	930,583
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (b)(c)(j)	1,802,845	1,806,000
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(c)(j)	705,000	704,415
		7,522,417
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 2/4/2028 (b)(c)(j)	972,958	973,814
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (b)(c)(j)	4,658,325	4,632,145
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0744% 10/30/2031 (b)(c)(j)	997,500	998,128
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(c)(j)	4,881,990	4,509,738
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (b)(c)(j)	822,220	823,421
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (b)(c)(j)	1,545,131	1,511,138
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (b)(c)(j)	886,446	757,690
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/30/2031 (b)(c)(j)	590,538	585,004
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (b)(c)(j)	3,363,288	3,365,609
		18,156,687
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(c)(j)	619,067	598,898
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(c)(j)	3,487,745	3,269,273
		3,868,171
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (b)(c)(j)	1,880,288	1,871,356
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (b)(c)(j)	402,674	396,130
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0608% 8/10/2029 (b)(c)(j)	1,142,561	704,103
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (b)(c)(j)	2,169,178	2,161,500
		5,133,089
TOTAL INDUSTRIALS		145,470,039

Information Technology - 1.0%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(c)(j)	7,195,000	7,256,949
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/2/2029 (b)(c)(j)	2,924,976	2,928,632
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (b)(c)(j)	315,000	312,638
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (b)(c)(j)	1,991,525	1,989,534
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.5% 3/31/2028 (b)(c)(j)(l)	68,452	66,911
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (b)(c)(j)	798,652	797,997
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/9/2029 (b)(c)(j)	1,222,376	1,221,778
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (b)(c)(j)	2,348,200	2,349,844
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (b)(c)(j)	1,030,000	1,029,999
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (b)(c)(j)	1,311,713	1,309,260
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 5/30/2030 (b)(c)(j)	1,360,574	1,357,173
		13,363,766
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 2/3/2031 (b)(c)(j)	1,311,343	1,311,526
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(c)(j)	150,000	120,938
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(c)(j)	4,802,606	4,499,465
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(j)	429,242	339,638
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (b)(c)(j)	1,040,000	1,036,963
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (b)(c)(j)	1,225,000	1,220,786
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (b)(c)(j)	4,810,000	4,806,585
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (b)(c)(j)	2,088,505	2,080,235
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (b)(c)(j)	8,107,591	7,010,147
X Corp 1LN, term loan 9.5% 10/26/2029 (j)	7,969,000	7,927,880
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(c)(j)	4,748,033	4,699,888
		35,054,051
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3247% 8/17/2029 (b)(c)(j)	2,394,357	2,395,554
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/24/2031 (b)(c)(j)	3,025,761	3,035,232
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(c)(j)	860,642	853,378
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (b)(c)(j)	4,455,287	4,432,075
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/21/2031 (b)(c)(j)	3,323,300	3,313,430
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(c)(j)	4,412,067	4,398,302
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/29/2028 (b)(c)(j)	1,601,041	1,603,043
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(c)(j)	11,646,375	11,480,764
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(c)(j)	1,995,000	1,720,687
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(e)(j)	2,663,325	2,507,992
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (b)(c)(j)	3,590,708	3,593,257
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (b)(c)(j)	3,445,638	3,451,736
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	2,373,811	2,373,811
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (b)(c)(j)	456,562	455,991
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (b)(c)(j)	3,796,207	3,790,513
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (b)(c)(j)	897,750	894,545
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (b)(c)(j)	2,985,000	2,982,612
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(c)(j)	1,285,000	1,252,233
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (b)(c)(j)	3,863,535	3,512,919
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (b)(c)(j)	5,708,611	5,475,814
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (b)(c)(j)	1,430,000	1,289,388
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (b)(c)(j)	5,188,925	5,026,771
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (b)(c)(j)	1,893,403	1,543,123
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(c)(j)	13,088,975	12,666,594
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(c)(j)	1,075,000	1,033,011
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3073% 5/8/2033 (b)(c)(j)	1,385,000	1,364,225
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5519% 10/26/2030 (b)(c)(j)	1,487,253	1,490,971
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (b)(c)(j)	952,613	950,879
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (b)(c)(j)	4,063,467	4,059,525
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1972% 5/15/2028 (b)(c)(j)	4,293,831	1,915,521
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6972% 5/15/2028 (b)(c)(j)	1,230,851	1,226,899
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (b)(c)(j)	750,000	749,295
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/24/2028 (b)(c)(j)	3,375,990	3,347,226
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1768% 10/2/2028 (b)(c)(j)	2,635,096	2,611,091
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (b)(c)(j)	4,661,415	4,289,947
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 11/22/2029 (b)(c)(j)	1,539,156	1,531,460
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (b)(c)(j)	722,592	722,231
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(c)(j)	2,927,675	2,937,190
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3285% 2/10/2031 (b)(c)(j)	10,131,044	10,147,253
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (b)(c)(j)	2,709,211	2,709,211
		122,740,145
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(j)	6,442,000	6,345,370
TOTAL INFORMATION TECHNOLOGY		187,155,835

Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (b)(c)(j)	1,724,192	1,568,291
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/24/2027 (b)(c)(j)	1,055,700	1,026,668
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (b)(c)(j)	485,000	451,254
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (b)(c)(j)	3,192,258	3,103,673
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(c)(j)	419,551	343,684
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(c)(j)(l)	99,106	99,105
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(c)(j)	156,216	156,216
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (b)(c)(j)	3,242,754	3,241,230
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4268% 9/30/2029 (b)(c)(j)	345,000	331,776
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (b)(c)(j)	1,930,163	1,892,775
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (b)(c)(j)	3,996,161	3,919,554
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3425% 11/1/2030 (b)(c)(j)	1,722,644	1,697,665
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (b)(c)(j)	4,438,256	4,426,229
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(c)(j)	3,758,041	3,565,028
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(c)(j)	6,583,535	6,535,344
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(c)(j)	656,471	630,415
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (b)(c)(j)	889,163	786,909
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (b)(c)(j)	1,984,950	1,811,267
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(c)(j)	5,160,625	4,934,847
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (b)(c)(j)	1,076,532	1,009,583
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (b)(c)(j)	1,646,386	1,641,250
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(j)	2,453,000	2,350,783
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 9/30/2031 (b)(c)(j)	913,370	915,937
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (b)(c)(j)(l)	94,341	94,606
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (b)(c)(j)	1,310,081	1,304,840
		47,838,929
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(j)	1,165,000	1,163,544
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (b)(c)(j)	4,280,000	4,258,600
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3247% 4/2/2029 (b)(c)(j)	155,941	155,843
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (b)(c)(j)	1,428,289	1,434,545
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (b)(c)(j)	652,946	645,653
		7,658,185
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (b)(c)(j)	2,798,257	2,783,091
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 6/7/2031 (b)(c)(j)	3,731,788	3,737,610
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (b)(c)(j)	9,537,084	9,492,642
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(c)(j)	4,014,811	3,981,568
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.1944% 4/1/2032 (b)(c)(j)(l)	70,189	69,608
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (b)(c)(j)	2,997,588	2,996,779
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (b)(c)(j)	1,429,670	1,408,225
Pregis TopCo LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 2/1/2029 (b)(c)(j)	587,008	587,190
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 4/19/2031 (b)(c)(j)	445,500	446,520
		25,503,233
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(c)(j)(k)	1,445,000	1,268,898
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (b)(c)(j)	1,072,296	1,073,637
TOTAL MATERIALS		83,342,882

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0785% 8/21/2030 (b)(c)(j)	777,654	775,710
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (b)(c)(j)	676,583	676,515
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (b)(c)(j)	1,495,632	1,496,709
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(c)(j)	4,289,180	4,279,101
		6,452,325
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/30/2031 (b)(c)(j)	1,601,950	1,607,461
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (b)(c)(j)	1,054,675	1,053,494
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (b)(c)(j)	1,225,000	1,227,756
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/24/2032 (b)(c)(j)(k)	856,048	843,918
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/4/2032 (b)(c)(j)(k)	108,952	107,408
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(c)(j)	4,292,107	4,238,455
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (b)(c)(j)	683,288	683,178
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(c)(j)	4,433,537	4,396,118
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (b)(c)(j)	1,235,000	1,238,088
		15,395,876
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 6/23/2028 (b)(c)(j)	106,952	106,737
TOTAL UTILITIES		21,954,938

TOTAL UNITED STATES		967,730,068
TOTAL BANK LOAN OBLIGATIONS (Cost $1,098,921,086)		1,067,800,062

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,138,387
KeyBank NA/Cleveland OH 6.95% 2/1/2028	718,000	753,677
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,080,842

TOTAL BANK NOTES (Cost $15,781,539)		14,972,906

Collateralized Mortgage Obligations - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	3,630,960	3,132,292
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	2,906,130	2,849,699
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	2,245,008	2,221,083
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	2,809,104	2,738,871
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	7,541,230	7,271,812
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	10,244,205	10,054,925
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	4,200,000	4,206,247
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	87,210	8
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)	192,237	190,406
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	11,203	11,360
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	13,018	13,075
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	16,418	16,701
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	11,889	12,083
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	16,187	16,415
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,754	6,836
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,432	2,507
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	7,968	8,194
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (b)(c)	1,676	1,679
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (b)(c)	3,051	3,077
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (b)(c)	3,225	3,246
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (b)(c)	3,808	3,833
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (b)(c)	1,576	1,577
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (b)(h)	3,891	102
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (b)(h)	63,760	7,359
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (b)(h)	3,437	354
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	8,786	7,576
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (b)(h)	80,531	5,954
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	247,126	254,514
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (b)(c)	1,644	1,707
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	212,880	209,032
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	31,711	32,375
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (b)(h)	48,242	4,646
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (b)(h)	28,901	2,885
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	38,727	34,470
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	62,868	53,459
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	6,746	5,495
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (b)(h)	16,188	1,774
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (b)(c)	12,844	15,864
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	19,373	24,099
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	3,677	4,075
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	552,576	528,227
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	811,405	797,623
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	72,308	74,012
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	329,095	325,939
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	639	3
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	149,909	3,326
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	304,396	297,196
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	508,257	470,648
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	657,536	607,686
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	1,284	17
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (b)(h)	1,898	4
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	7,414	24
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (b)(h)	113,359	12,292
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	567,195	82,486
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	529,937	500,542
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	491,505	486,909
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	637,724	629,496
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	202,242	200,052
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	347,143	49,740
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	8,275,617	6,827,470
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	4,442,512	3,875,143
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,841,916	2,465,444
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,823,416	1,491,265
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,937,769	1,584,788
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,622,986	1,365,529
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,573,255	1,362,145
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	7,227,358	6,194,233
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,848,895	4,209,193
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,521,823	2,148,814
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,534,022	1,392,927
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	2,003,855	1,835,780
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	861,378	774,672
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,604,817	1,489,196
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,883,112	2,619,370
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	2,341,759	2,168,110
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,539,136	2,386,179
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	2,479,268	2,417,506
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	7,040,321	6,155,282
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	17,905,303	15,466,575
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	5,606,641	5,380,529
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,852,286	1,590,196
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	946,356	839,211
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,219,891	1,184,080
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	5,731,821	5,011,819
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(c)	5,153,814	4,997,297
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(c)	10,970,601	10,637,432
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	3,622,295	3,549,841
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	12,796,766	12,414,186
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	4,459,086	4,370,196
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,173,677	1,974,379
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	6,989,380	6,186,370
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,238,976	8,106,554
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.872% 11/25/2053 (b)(c)	12,206,711	12,300,775
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(c)	10,319,036	10,392,373
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(c)	10,087,529	10,155,583
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(c)	2,192,065	2,192,479
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(c)	11,899,933	11,865,895
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,432	1,461
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	20,200	16,857
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	31,814	26,638
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	301,302	11,987
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(c)	6,267,054	6,240,827
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(c)	3,051,982	3,042,542
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(c)	4,963,348	4,952,848
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(c)	5,027,422	5,011,969
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	6,285,897	6,266,995
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	2,699,361	2,692,044
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,717,455	1,619,341
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,766,252	5,413,346
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,913,354	3,846,219
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,195,870	1,994,136
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	16,216	2,307
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	14,832	2,180
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	10,035	1,801
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	6,119	934
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	9,312	1,575
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	5,452	962
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	63,565	10,221
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	4,138	4,196
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	12,131	12,322
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	783,070	762,045
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,472,684	1,275,227
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,466,106	1,261,598
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,504,269	1,304,345
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,046,680	1,721,031
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	6,015	6,131
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	45,591	46,496
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,665	2,722
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	6,996	7,125
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	12,725	12,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	7,899	8,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,363	4,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,339	4,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	45,557	46,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (b)(c)	1,248	1,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	1,757	1,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (b)(c)	1,692	1,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (b)(c)	2,731	2,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	958	962
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	11,820	12,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	16,473	16,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	31,571	32,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	299,700	303,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	16,489	16,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	419,428	415,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	133,380	136,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	267,591	263,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	60	60
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	70,779	72,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	3,731	3,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (b)(h)	21,990	1,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	75,814	62,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	11,104	9,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	41,072	34,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	45,635	38,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	71,405	73,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	340,724	348,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (b)(h)	102,200	8,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	21,836	22,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (b)(h)	68,175	7,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (b)(c)	79,649	78,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	32,670	32,812
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	332,764	333,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	50,291	49,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	495,125	460,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	176,992	11,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	42	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	315	2
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	213,698	7,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	148,387	146,547
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	132,907	132,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	772,428	736,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	587,981	530,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	978,634	872,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,573,147	3,001,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,120,610	959,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	2,526,224	2,389,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,894,318	3,433,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,749,625	3,241,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,223,205	1,013,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,971,145	3,472,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,612,074	1,352,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,591,770	1,320,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,494,320	1,277,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	9,247,413	7,923,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	4,070,416	3,501,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,554,202	3,048,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,831,210	1,614,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	12,213,300	10,601,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,215,757	1,041,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,470,648	2,117,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,148,680	1,011,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,070,333	1,773,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,155,087	1,817,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,070,341	1,773,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	871,556	768,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,748,599	3,328,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,353,589	1,169,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,939,353	4,570,531
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,118,769	1,010,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,753,291	4,316,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	934,233	825,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,719,395	1,517,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	2,648,871	2,456,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,560,043	1,459,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	3,728,289	3,488,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,159,835	2,035,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,974,497	2,799,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,818,516	1,816,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	4,057,427	4,008,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (b)(c)	4,788,021	4,817,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	4,238,610	4,220,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	2,559,438	2,537,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(c)	4,727,488	4,718,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	3,926,950	3,915,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 3/25/2055 (b)(c)	9,065,636	9,033,154
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	14,740	15,006
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,416	1,440
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,204	2,238
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	23,348	19,134
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (b)(c)(o)	122,540	122,666
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (b)(c)(o)	28,538	28,566
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(c)(o)	78,527	78,707
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (b)(c)(o)	71,154	71,409
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (b)(c)(o)	70,144	70,433
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (b)(c)(o)	86,689	87,036
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (b)(c)(o)	77,286	77,556
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(o)	69,953	70,259
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(o)	70,801	71,072
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (b)(c)(o)	74,349	74,655
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (b)(c)(o)	157,809	158,628
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (b)(c)(o)	99,799	100,397
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (b)(c)(o)	54,056	54,380
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (b)(c)(o)	106,072	106,695
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (b)(c)(o)	55,033	55,320
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(c)(o)	6,477	6,478
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 10/20/2062 (b)(c)(o)	43,548	43,741
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.7934% 3/20/2063 (b)(c)(o)	85,169	85,322
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (b)(c)(o)	44,541	44,785
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (b)(c)(o)	88,731	89,225
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (b)(c)(o)	323,980	325,113
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 9/20/2064 (b)(c)(o)	1,125,499	1,129,840
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	2,483	2,336
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (b)(c)(o)	13,667	13,594
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	764,476	688,282
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(c)(o)	310,762	309,224
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	109,567	108,679
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (b)(h)	22,139	1,435
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (b)(h)	22,217	1,931
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (b)(h)	41,475	4,060
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,862,663	2,711,623
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,288,937	1,247,868
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	284,931	275,585
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (b)(c)(o)	142,867	143,580
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	9,499	408
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (b)(h)	109,940	10,458
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	523,040	512,788
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,568,663	1,405,619
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	591,020	543,719
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,003,562	892,710
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	800,628	718,778
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	558,744	509,202
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,653,848	2,332,824
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,441,416	1,325,587
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 1/20/2049 (b)(c)	1,591,487	1,580,492
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (b)(c)	558,173	546,056
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (b)(c)	1,075,425	1,055,848
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	4,491,013	4,351,364
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	3,100,000	3,103,478
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	12,214,531	11,338,150
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	6,662,000	6,668,992
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (d)	1,952,095	1,942,453
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,603,401	1,480,367
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	2,898,700	2,669,274
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	710,017	700,700
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	705,936	686,589
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	1,807,113	1,800,114
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	4,839,950	4,539,557
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	10,507,279	10,058,839
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	3,597,590	3,509,261
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	5,606,910	5,400,981
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	1,191,982	1,100,521
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	1,165	1,073
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (b)(c)	490,808	473,220
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	9,297,076	8,757,485
TOTAL UNITED STATES		483,809,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $486,152,043)		483,809,064

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	1,125,000	1,078,970
UNITED STATES - 5.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	9,990,000	10,031,840
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8787% 4/15/2042 (b)(c)(d)	880,000	875,009
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3677% 10/15/2034 (b)(c)(d)	1,164,000	1,164,640
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	6,078,537	5,787,086
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	1,326,000	1,228,061
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	725,000	646,271
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 9/15/2038 (b)(c)(d)	627,000	545,725
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	8,604,725	8,572,457
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	1,625,176	1,611,971
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	1,159,933	1,148,696
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8227% 7/15/2049 (b)	480,000	459,242
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	1,180,000	1,034,334
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7203% 7/15/2049 (b)(h)	8,318,985	46,185
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	347,000	331,142
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	782,000	591,182
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	3,569,575	3,515,656
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	960,000	497,138
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	609,000	271,828
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,306,000	1,204,593
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	5,600,000	5,495,652
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	430,000	350,353
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	430,000	322,239
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	347,276	334,143
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,236,217
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,005,689	964,798
BANK Series 2020-BN25 Class C, 3.3494% 1/15/2063 (b)	775,000	664,744
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	243,000	179,389
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	715,227
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	307,251
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	252,000	178,707
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)	2,104,000	990,650
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	314,176
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	613,240
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	482,391
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (b)(h)	6,820,177	288,137
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	899,876
BANK Series 2021-BN38 Class C, 3.2179% 12/15/2064 (b)	146,000	118,465
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	807,709
BANK Series 2022-BNK40 Class A4, 3.3909% 3/15/2064 (b)	295,000	266,723
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	988,000	943,544
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	531,000	386,367
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)(e)	416,000	282,260
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	994,000	687,878
BANK Series 2022-BNK44 Class AS, 5.7439% 11/15/2055 (b)	620,000	631,016
BANK Series 2022-BNK44 Class C, 5.7439% 11/15/2055 (b)	1,165,000	1,122,207
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	2,400,000	2,399,098
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	826,000	845,054
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,282,175
BANK Series 2023-BNK46 Class B, 6.774% 8/15/2056 (b)	843,000	886,764
BANK5 Series 2024-5YR12 Class C, 6.3026% 12/15/2057 (b)	824,000	829,946
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	483,000	439,798
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)	363,000	323,671
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	238,146
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	188,000	151,070
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	417,825
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5874% 4/15/2053 (b)	462,500	389,734
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	830,000	527,349
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	246,109
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	1,388,000	1,213,280
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,089,216
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,769,087
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	408,907
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,363,333
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	588,000	554,889
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,641,803
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1512% 12/15/2055 (b)	756,000	775,271
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,033,050
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	908,255
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2958% 9/15/2056 (b)	625,000	654,580
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2958% 9/15/2056 (b)	939,000	933,572
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.13% 11/15/2056 (b)	993,000	999,311
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	440,310
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	285,210
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	714,000	697,944
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	532,482
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	770,000	731,863
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	664,000	654,760
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	402,000	303,680
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,501,497
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0873% 10/10/2051 (b)(d)	613,000	470,156
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	1,200,000	1,181,990
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	351,000	272,196
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	416,078
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	672,000	372,015
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	399,000	9,732
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	269,000	2,147
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (b)(h)	15,392,980	328,600
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	1,113,000	1,088,082
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	777,000	444,181
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	588,000	336,478
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	849,000	724,776
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	284,529
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	446,000	300,907
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	590,000	499,521
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (b)(d)	315,000	163,793
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (b)(d)(e)	1,503,000	646,768
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	888,000	814,408
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	973,000	880,493
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)(e)	789,000	704,525
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	850,000	437,814
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	282,000	111,522
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2337% 7/15/2054 (b)(h)	11,019,749	585,886
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,476,910
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,000,000	863,650
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	481,842
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	949,000	625,458
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	592,725
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	597,344
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	712,000	487,375
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7499% 11/15/2055 (b)	719,000	749,695
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7499% 11/15/2055 (b)	434,000	427,103
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7499% 11/15/2055 (b)	823,000	785,352
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	628,854
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (b)	598,000	614,624
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2445% 4/15/2056 (b)	800,000	787,609
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,415,327
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5734% 7/15/2056 (b)	926,000	936,230
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)	1,354,000	1,350,885
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0176% 8/15/2026 (b)(c)(d)	1,045,653	1,044,497
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	6,906,514	6,910,831
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)(e)	441,000	345,381
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	546,000	404,660
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,486,843
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	361,000	223,111
BMO Mortgage Trust Series 2023-C4 Class B, 5.3955% 2/15/2056 (b)	473,000	471,640
BMO Mortgage Trust Series 2023-C4 Class C, 5.8627% 2/15/2056 (b)	1,315,000	1,303,360
BMO Mortgage Trust Series 2023-C4 Class D, 5.8627% 2/15/2056 (b)(d)	294,000	263,006
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	790,510
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	653,036
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	1,237,000	1,295,958
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	564,000	551,664
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	4,070,000	4,193,359
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	149,000	150,144
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	9,351,000	9,356,844
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	4,617,000	4,619,886
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	3,265,000	3,267,041
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	962,000	970,728
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	1,313,000	1,332,046
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	29,538,000	29,528,769
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	10,615,000	10,608,367
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	922,000	966,077
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	714,000	718,195
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	416,000	382,939
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (b)(d)	1,080,000	1,116,712
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	3,289,000	2,960,135
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	2,839,000	2,487,890
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4345% 2/15/2039 (b)(c)(d)	1,953,000	1,938,654
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0167% 5/15/2034 (b)(c)(d)	3,422,938	3,410,102
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(d)	1,186,000	1,174,965
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	291,000	289,091
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	1,095,000	1,092,035
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	3,771,000	3,921,472
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	33,559,760	33,580,735
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0171% 3/15/2041 (b)(c)(d)	2,900,237	2,883,641
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2435% 6/15/2038 (b)(c)(d)	1,154,664	1,152,138
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 6/15/2038 (b)(c)(d)	1,475,550	1,467,131
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	11,664,557	11,664,557
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	17,305,851	17,327,483
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.017% 5/15/2041 (b)(c)(d)	1,549,504	1,544,348
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	3,924,672	3,887,878
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	6,526,000	6,419,953
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	4,315,000	4,239,488
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	4,529,000	4,444,081
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9753% 4/15/2034 (b)(c)(d)	861,000	825,395
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5303% 4/15/2034 (b)(c)(d)	397,500	364,700
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	19,900,000	19,813,073
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	2,565,000	2,550,572
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	3,433,000	3,409,398
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	3,333,000	3,303,836
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	11,589,000	11,509,326
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3896% 10/15/2036 (b)(c)(d)	798,000	789,521
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2458% 5/15/2038 (b)(c)(d)	770,000	767,353
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3958% 5/15/2038 (b)(c)(d)	1,386,000	1,371,539
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	12,700,148	12,676,336
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	6,017,900	5,999,094
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	5,056,800	5,034,676
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	5,056,800	5,031,516
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	8,237,681	8,271,201
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	1,820,810	1,825,931
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	986,660	989,435
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9175% 12/9/2040 (b)(c)(d)	1,066,137	1,069,136
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8682% 11/15/2041 (b)(c)(d)	1,016,000	1,012,574
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	4,253,471	4,253,471
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.067% 2/15/2039 (b)(c)(d)	1,051,920	1,052,683
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9171% 3/15/2034 (b)(c)(d)	1,095,000	1,090,330
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	26,340,000	26,343,063
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.0717% 4/15/2040 (b)(c)(d)	9,455,000	9,402,037
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0189% 4/15/2040 (b)(c)(d)	3,302,000	3,275,210
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	4,719,000	4,725,366
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)	969,000	969,000
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	1,771,000	1,636,788
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	84,000	77,662
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	6,211,000	5,628,601
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8432% 9/15/2036 (b)(c)(d)	2,650,000	2,628,469
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2932% 9/15/2036 (b)(c)(d)	3,657,000	3,609,575
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)	695,000	685,444
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)	3,350,000	3,311,670
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	21,419,180	21,445,954
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	3,414,044	3,418,311
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	2,834,126	2,837,669
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0174% 4/15/2041 (b)(c)(d)	2,436,325	2,428,225
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2689% 11/15/2041 (b)(c)(d)	546,641	546,983
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2675% 11/15/2041 (b)(c)(d)	2,624,614	2,610,674
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	34,222,000	33,965,335
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	5,011,000	4,960,890
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	7,059,000	6,935,468
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)	2,688,000	2,620,883
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7385% 11/15/2038 (b)(c)(d)	780,142	770,877
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	3,400,000	3,397,875
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	534,000	527,324
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	865,146	854,332
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 2/15/2036 (b)(c)(d)	1,572,000	1,540,560
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 2/15/2036 (b)(c)(d)	646,882	633,945
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 1/15/2034 (b)(c)(d)	1,483,300	1,477,105
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 1/15/2034 (b)(c)(d)	79,800	79,194
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.3805% 9/15/2034 (b)(c)(d)	712,092	703,191
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	6,400,186	6,396,186
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	6,310,500	6,310,500
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	1,423,800	1,423,800
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	1,192,100	1,192,100
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.1147% 4/15/2037 (b)(c)(d)	1,633,800	1,641,354
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	1,175,000	1,167,657
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6787% 1/15/2039 (b)(c)(d)	1,160,000	1,146,950
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5287% 1/15/2039 (b)(c)(d)	378,000	374,048
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6277% 1/15/2039 (b)(c)(d)	443,000	437,299
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	19,580,489	19,604,941
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	2,070,075	2,072,016
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5168% 2/15/2039 (b)(c)(d)	1,861,742	1,860,787
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	5,733,416	5,736,999
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	7,611,864	7,616,621
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	11,348,000	11,305,445
BX Trust Series 2025-DIME Class E, 7.3287% 2/15/2035 (d)	1,590,000	1,577,668
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.28% 6/15/2040 (b)(c)(d)	362,000	362,000
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5194% 3/15/2042 (b)(c)(d)	1,621,000	1,608,842
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2684% 3/15/2042 (b)(c)(d)	1,716,000	1,679,298
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	189,000	135,297
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.658% 3/15/2035 (b)(d)	1,534,000	1,530,178
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(d)	976,000	611,618
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.876% 12/15/2037 (b)(c)(d)	1,874,500	1,859,242
CD Mortgage Trust Series 2017-CD3 Class C, 4.5309% 2/10/2050 (b)	813,000	370,708
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	735,000	153,416
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9422% 2/15/2039 (b)(c)(d)	2,211,000	1,967,820
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	17,851,842	17,187,469
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,805,362
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,109,120	2,043,997
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (b)(h)	19,327,336	9,693
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9363% 7/10/2049 (b)(d)	965,000	770,903
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (b)(h)	20,459,172	122,550
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	546,000	423,142
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	280,000	242,816
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	1,317,101	1,101,980
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,029,000	692,595
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	695,000	709,380
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	676,000	676,831
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	1,212,000	1,198,886
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	668,899	605,710
COMM Mortgage Trust Series 2012-LC4 Class C, 5.5066% 12/10/2044 (b)	21,742	20,275
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(d)	85,608	82,184
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	527,000	484,840
COMM Mortgage Trust Series 2014-CR15 Class D, 3.967% 2/10/2047 (b)(d)	173,000	157,735
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6707% 11/10/2047 (b)(e)	295,873	285,399
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.7528% 3/10/2047 (b)(d)	314,960	221,036
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	1,423,000	1,374,888
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2871% 2/10/2048 (b)	2,037,000	1,842,650
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	100,000	98,473
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1051% 2/10/2048 (b)(e)	1,183,000	1,140,333
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	739,000	676,326
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	173,000	142,424
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5872% 9/10/2050 (b)	648,000	610,584
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	202,000	175,161
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.675% 9/15/2033 (b)(c)(d)	267,000	15,217
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6813% 9/15/2033 (b)(c)(d)(e)	300,000	5,034
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9747% 11/10/2049 (b)	352,000	206,731
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7247% 11/10/2049 (b)(e)	299,000	72,748
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,167,977
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	1,162,000	1,002,142
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)	1,713,000	1,699,798
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	964,000	778,035
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	651,000	484,642
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7601% 6/15/2034 (c)(d)(e)	636,000	278,525
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9027% 5/9/2026 (b)(c)(d)	757,923	739,703
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2578% 6/15/2050 (b)	1,297,000	1,114,060
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	2,055,079	2,032,366
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7798% 4/15/2051 (b)	282,000	262,891
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,195,423
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	630,000	589,702
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	2,477,000	2,065,896
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	1,545,205	1,527,583
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6372% 10/15/2051 (b)	189,000	164,570
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	665,000	427,675
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	309,703
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	212,000	149,439
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3519% 8/10/2044 (b)(d)	365,013	349,500
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	1,143,000	1,143,078
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	250,000	189,819
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.476% 8/10/2049 (b)	218,000	188,599
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3287% 3/15/2034 (b)(c)(d)	1,603,000	1,605,336
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	3,443,000	3,515,630
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	350,000	354,451
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	2,865,000	2,862,028
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	458,000	436,508
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	23,425,733	23,367,168
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)	6,157,832	6,136,665
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)	1,710,010	1,700,391
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5595% 11/15/2038 (b)(c)(d)	1,122,693	1,115,676
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0584% 11/15/2038 (b)(c)(d)	2,804,735	2,773,798
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,076,000	1,084,482
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	908,000	916,742
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	193,000	194,831
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	6,491,284	6,491,284
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	3,696,807	3,696,807
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	2,725,001	2,725,000
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	11,882,960	11,882,960
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)	2,973,742	2,973,742
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)	1,688,000	1,686,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	705,429	703,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	800,000	788,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,646,819
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.4253% 8/10/2043 (b)(d)(h)	215,299	13
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.148% 8/10/2044 (b)(d)	505,077	444,633
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.148% 8/10/2044 (b)(d)	342,592	256,200
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.148% 8/10/2044 (b)(d)(e)	424,043	127,606
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.5879% 11/10/2045 (b)(d)	508,486	488,147
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(d)	510,000	425,850
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (b)(h)	8,089,278	514
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	386,000	356,405
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9485% 11/10/2049 (b)	264,000	232,909
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	651,000	366,779
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,164,021
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	2,742,391	2,706,077
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	476,000	377,567
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	853,000	689,054
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	672,000	496,500
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6973% 9/10/2052 (b)	1,996,000	1,708,226
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	727,000	510,225
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	525,000	401,660
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	399,000	302,036
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4522% 5/12/2053 (b)(d)	189,000	139,252
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	13,201,000	13,118,494
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	1,550,000	1,538,375
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	1,277,000	1,267,422
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	2,549,000	2,565,849
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	557,000	554,829
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7767% 11/25/2041 (b)(c)(d)	662,000	662,039
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	2,849,000	2,753,573
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	2,093,000	2,006,664
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	304,110	286,934
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	76,218	71,026
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(d)	483,000	429,006
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	1,043,000	1,021,885
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.179% 3/15/2042 (b)(c)(d)	799,000	794,504
Ip 2025-Ip Mtg Tr Series 2025-IP, 7.851% 6/10/2042 (b)(d)	704,000	704,000
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	34,439	34,145
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	106,000	103,152
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.671% 1/15/2048 (b)(d)	2,126,000	1,764,559
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.3398% 7/15/2048 (b)(h)	16,132,489	197
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.6544% 11/15/2048 (b)(e)	1,368,000	581,084
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3752% 12/15/2049 (b)(d)	696,000	514,770
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	678,891	670,491
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,908,942	1,869,394
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	1,267,095	1,250,332
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0373% 12/15/2049 (b)	343,000	290,114
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0373% 12/15/2049 (b)(d)	681,000	521,633
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2565% 6/15/2051 (b)(d)	223,000	169,735
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)	315,000	151,607
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	410,161
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	399,000	204,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.525% 2/15/2046 (b)(d)	537,000	352,886
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	202,000	26,733
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)	453,000	31,318
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)(e)	697,056	631,069
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)(e)	615,000	509,092
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	674,000	375,524
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	584,000	350,038
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1572% 4/15/2046 (b)(e)	907,000	212,492
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,014,000	1,724
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	516,000	1,298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	830,000	2,076
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	409,000	71,744
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	4,763,000	4,513,822
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	1,323,000	1,009,075
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	2,354,000	1,501,281
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)	19,961,000	242,368
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	887,000	823,624
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	496,000	444,579
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	938,000	821,438
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	401,000	119,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	642,000	122,231
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (b)(d)	252,000	24,567
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	1,728,000	1,671,601
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.2% 8/15/2038 (b)(c)(d)	289,622	284,915
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.75% 8/15/2038 (b)(c)(d)	1,541,342	1,512,442
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.4% 8/15/2038 (b)(c)(d)	1,103,934	1,074,542
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3287% 3/15/2042 (b)(c)(d)	1,256,000	1,245,296
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0168% 6/15/2039 (b)(c)(d)	480,000	479,400
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)	885,000	881,348
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	26,961,000	26,152,170
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	16,119,000	14,668,290
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	9,032,000	8,128,800
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	8,027,000	7,183,522
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	223,105	221,570
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	2,033,500	2,015,707
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	1,776,600	1,754,393
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	880,000	878,916
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	455,000	307,172
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(d)(e)	399,000	253,002
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)	1,104,800	1,104,110
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6444% 4/15/2038 (b)(c)(d)	3,302,400	3,300,336
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 5/15/2038 (b)(c)(d)	409,600	408,064
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	1,900,000	1,897,625
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1935% 7/15/2038 (b)(c)(d)	1,001,000	999,123
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3935% 7/15/2038 (b)(c)(d)	724,000	721,044
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5879% 1/15/2039 (b)(c)(d)	172,000	170,710
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2862% 1/15/2027 (b)(c)(d)	504,000	503,122
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	490,000	497,338
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3446% 11/15/2045 (b)(d)(e)	811,000	656,918
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	378,000	51,412
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.0426% 2/15/2046 (b)	22,376	21,376
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7048% 10/15/2046 (b)(d)	713,000	648,509
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7138% 5/15/2046 (b)	502,000	460,840
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8018% 5/15/2046 (b)(d)	1,484,000	1,348,543
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (b)(h)	7,704,539	4,382
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.033% 9/15/2049 (b)	151,000	131,640
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.254% 11/15/2049 (b)	343,000	298,465
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2632% 12/15/2049 (b)	236,000	219,029
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	520,000	454,596
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	100,939
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	354,269	350,727
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	271,000	186,990
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4803% 6/15/2044 (b)(d)(h)	1,369,999	4,890
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9414% 7/15/2049 (b)(d)	181,462	176,120
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9414% 7/15/2049 (b)(d)	182,000	169,277
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9414% 7/15/2049 (b)(d)	616,400	561,749
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(d)(e)	238,000	177,542
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(d)	401,000	219,940
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0115% 5/15/2048 (b)	263,000	252,052
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0115% 5/15/2048 (b)	662,000	599,555
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0115% 5/15/2048 (b)(d)	538,000	430,407
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8758% 11/15/2049 (b)	343,000	290,664
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	798,000	510,897
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	614,314
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,047,399
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	1,912,000	1,537,921
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,019,735
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,696,678
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	953,000	647,148
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 12/15/2036 (b)(c)(d)	5,100,000	4,408,000
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	252,000	191,914
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	420,000	318,910
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,672,557
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	821,536	851,618
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	964,000	900,784
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0803% 9/24/2057 (b)(d)	1,040,000	975,900
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	170,000	143,775
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	949,733
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6829% 5/15/2056 (b)	613,000	613,875
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (b)	637,000	673,583
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (b)	496,000	503,303
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	208,000	157,135
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	753,000	670,028
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	768,000	655,329
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	3,976,000	4,032,593
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.626% 12/15/2035 (b)(c)(d)	775,000	666,902
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	2,634,135	2,641,443
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	4,933,600	4,933,600
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5646% 11/15/2040 (b)(c)(d)	594,400	594,400
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0125% 11/15/2040 (b)(c)(d)	1,866,400	1,866,400
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7582% 11/15/2040 (b)(c)(d)	792,000	791,010
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7935% 7/15/2038 (b)(c)(d)(e)	553,000	274,294
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4435% 7/15/2038 (b)(c)(d)(e)	157,000	57,898
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	3,641,000	3,004,917
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	2,150,000	2,141,615
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	70,196	71,401
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	1,933,000	2,017,502
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)	1,427,000	1,423,105
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)	1,189,000	1,182,230
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	1,326,000	1,034,761
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)	1,860,000	1,858,837
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7787% 10/15/2041 (b)(c)(d)	656,000	649,845
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.029% 1/15/2039 (b)(c)(d)	1,154,000	1,122,301
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.679% 1/15/2039 (b)(c)(d)	447,000	434,486
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/2038 (b)(d)(e)	618,000	370,492
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	4,281,000	4,195,730
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	2,226,000	2,159,489
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7093% 10/15/2038 (b)(c)(d)	840,000	827,645
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	15,232,523	15,213,482
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	11,006,439	10,972,044
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	4,770,492	4,752,603
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	3,134,751	3,122,996
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.417% 11/15/2038 (b)(c)(d)	2,688,487	2,677,850
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.411% 11/15/2036 (b)(c)(d)	615,000	609,619
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.359% 11/15/2036 (b)(c)(d)	1,795,000	1,775,069
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0596% 10/15/2034 (b)(c)(d)	1,131,000	1,126,287
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.346% 11/15/2036 (b)(c)(d)	1,281,000	1,265,645
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.994% 11/15/2036 (b)(c)(d)	1,380,000	1,359,695
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.643% 11/15/2036 (b)(c)(d)	294,000	289,088
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	104,000	71,718
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5676% 2/15/2042 (b)(c)(d)	3,876,000	3,832,929
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	14,168,000	14,163,552
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	3,451,000	3,438,050
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	2,544,000	2,527,983
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	1,407,000	1,422,182
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	243,650	220,503
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	418,000	133,482
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (b)(h)	23,086,590	483,900
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6825% 2/15/2051 (b)	189,000	162,687
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,269,863
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6935% 7/15/2039 (b)(c)(d)	577,000	540,895
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 7/15/2039 (b)(c)(d)	767,000	585,165
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4435% 7/15/2039 (b)(c)(d)(e)	168,000	113,850
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	12,891,000	10,684,316
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	800,000	638,393
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	19,300,000	372,563
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (b)(h)	8,913,669	3,095
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6704% 12/15/2048 (b)	483,000	458,454
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049 (e)	254,000	188,127
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	266,000	157,993
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0334% 6/15/2049 (b)(h)	8,651,104	76,611
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.328% 12/15/2059 (b)	328,000	306,185
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3944% 11/15/2049 (b)	745,000	707,755
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	733,000	640,188
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	1,792,032	1,772,227
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	2,134,329	2,111,552
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	209,714
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	1,512,000	1,155,453
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (b)(h)	22,557,880	435,094
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	1,633,000	1,558,717
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	645,000	588,943
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,355,109	2,258,537
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	581,000	443,212
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,028,651
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	495,000	365,612
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	536,686
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	8,949,000	8,882,420
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0435% 2/15/2040 (b)(c)(d)	173,600	173,498
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 2/15/2040 (b)(c)(d)	124,000	123,926
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	1,564,000	1,582,962
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3334% 11/15/2057 (b)	411,000	413,984
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	2,900,000	2,892,922
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	7,000,000	6,964,979
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	9,402,000	9,374,041
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)	241,191	78,387
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9829% 6/15/2044 (b)(d)	183,327	175,536
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9829% 6/15/2044 (b)(d)	183,000	170,739
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	203,000	64,614
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0652% 3/15/2045 (b)(d)	443,749	374,485
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0652% 3/15/2045 (b)(d)	976,128	663,680
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.955% 5/15/2045 (b)(d)	254,956	233,945
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	45,826	43,552
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	770,455
WFCM Series 2022-C62 Class C, 4.3483% 4/15/2055 (b)	1,077,000	912,712
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	756,000	503,621
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(d)	198,000	17,887
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,082,000	54,100
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	289,000	269,492
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	755,000	656,624
TOTAL UNITED STATES		1,105,446,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,132,349,666)		1,106,525,934

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	64,448	1,405,611
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	5,021	71,338
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	40,185	424,755
Specialty Retail - 0.0%
Joann Inc (e)(p)	356,379	4
TOTAL CONSUMER DISCRETIONARY		424,759

Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	65,382	2,887,923
EP Energy Corp (e)(p)	3,729	5,034
Expand Energy Corp	55,352	6,428,028
Expand Energy Corp (q)	351	40,761
Exxon Mobil Corp	12,988	1,328,672
Mesquite Energy Inc (e)(p)	66,231	5,793,921
New Fortress Energy Inc	76,042	189,345
		16,673,684
TOTAL ENERGY		16,673,685

Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	17,611	1,662,655
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	1,272	3,714
Limetree Bay Cayman Ltd (e)(p)	464	0
		1,666,369
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(p)	132,794	1,677,188
Cano Health LLC warrants (e)(p)	7,062	31,638
		1,708,826
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	47,366	0
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	2,081	0
		0
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	11,167	66,891
Spirit Aviation Holdings Inc	11,010	65,950
		132,841
TOTAL INDUSTRIALS		132,841

Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	40,553	1,860,166
TOTAL UNITED STATES		22,537,984
TOTAL COMMON STOCKS (Cost $14,407,150)		23,943,595

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,790,699	3,638,210
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,314,000	1,201,118
ON Semiconductor Corp 0% 5/1/2027 (r)	1,089,000	1,174,813
Wolfspeed Inc 1.875% 12/1/2029	5,546,000	998,280
		3,374,211
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(r)	2,325,000	2,162,250
Core Scientific Inc 3% 9/1/2029 (d)	190,000	242,250
		2,404,500
TOTAL INFORMATION TECHNOLOGY		5,778,711

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	2,407,000	2,273,412
Redfin Corp 0.5% 4/1/2027	4,035,000	3,586,308
		5,859,720
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,103,000	1,144,362
TOTAL UNITED STATES		16,421,003
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,353,867)		16,421,003

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)	80,261	1,932,685
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	37,320	947,928
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	11,400	290,643
		1,238,571
TOTAL FINANCIALS		3,171,256

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	280,520
TOTAL UNITED STATES		3,451,776
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,316,743)		3,451,776

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		945,000	849,791
Angola Republic 8.75% 4/14/2032 (d)		720,000	592,423
Angola Republic 9.375% 5/8/2048 (d)		620,000	454,770
Angola Republic 9.5% 11/12/2025 (d)		1,465,000	1,463,627
TOTAL ANGOLA			3,360,611
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		9,112,994	7,136,613
Argentine Republic 1% 7/9/2029		919,730	756,938
Argentine Republic 3.5% 7/9/2041 (i)		1,920,000	1,193,057
Argentine Republic 4.125% 7/9/2035 (i)		7,263,814	4,886,731
Argentine Republic 5% 1/9/2038 (i)		4,159,773	2,962,174
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (r)		97,092	16,272
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		640,167	624,848
TOTAL ARGENTINA			17,576,633
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		520,000	441,189
Republic of Armenia 6.75% 3/12/2035 (d)		870,000	828,593
TOTAL ARMENIA			1,269,782
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (d)		525,000	507,675
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		310,000	281,421
Bahrain Kingdom 7.5% 2/12/2036 (d)		365,000	371,388
TOTAL BAHRAIN			652,809
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		868,500	826,812
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		1,200,000	1,093,500
Republic of Benin 8.375% 1/23/2041 (d)		220,000	203,740
TOTAL BENIN			1,297,240
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		280,000	243,886
Bermuda 3.375% 8/20/2050 (d)		230,000	146,840
Bermuda 3.717% 1/25/2027 (d)		1,185,000	1,165,003
Bermuda 4.75% 2/15/2029 (d)		520,000	517,400
Bermuda 5% 7/15/2032 (d)		390,000	378,008
TOTAL BERMUDA			2,451,137
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,535,000	1,428,318
Federative Republic of Brazil 6% 10/20/2033		595,000	583,844
Federative Republic of Brazil 7.125% 1/20/2037		840,000	867,510
Federative Republic of Brazil 7.125% 5/13/2054		620,000	574,119
Federative Republic of Brazil 8.25% 1/20/2034		1,976,000	2,219,048
TOTAL BRAZIL			5,672,839
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	555,685
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	888,031
Canadian Government 3% 6/1/2034	CAD	620,000	445,853
TOTAL CANADA			1,889,569
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,890,818
Chilean Republic 2.75% 1/31/2027		425,000	412,250
Chilean Republic 3.1% 1/22/2061		1,525,000	892,125
Chilean Republic 3.25% 9/21/2071		250,000	147,000
Chilean Republic 3.5% 1/31/2034		280,000	248,080
Chilean Republic 4% 1/31/2052		245,000	183,131
Chilean Republic 4.34% 3/7/2042		360,000	304,560
Chilean Republic 5.33% 1/5/2054		905,000	830,790
TOTAL CHILE			4,908,754
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,800,000	1,541,700
Colombian Republic 3.125% 4/15/2031		785,000	642,444
Colombian Republic 3.25% 4/22/2032		400,000	313,800
Colombian Republic 4.125% 5/15/2051		325,000	182,000
Colombian Republic 5% 6/15/2045		2,135,000	1,417,640
Colombian Republic 5.2% 5/15/2049		900,000	592,200
Colombian Republic 6.125% 1/18/2041		60,000	48,360
Colombian Republic 7.375% 4/25/2030		470,000	484,053
Colombian Republic 7.375% 9/18/2037		205,000	194,110
Colombian Republic 7.5% 2/2/2034		395,000	391,840
Colombian Republic 8% 11/14/2035		4,660,000	4,664,660
Colombian Republic 8% 4/20/2033		730,000	748,433
Colombian Republic 8.5% 4/25/2035		530,000	546,907
Colombian Republic 8.75% 11/14/2053		6,040,000	5,892,020
TOTAL COLOMBIA			17,660,167
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		485,000	430,680
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		560,000	572,320
TOTAL COSTA RICA			1,003,000
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (d)		1,680,000	1,490,475
Ivory Coast Government International Bond 6.375% 3/3/2028 (d)		954,000	947,241
Ivory Coast Government International Bond 8.075% 4/1/2036 (d)		535,000	504,267
TOTAL COTE D'IVOIRE			2,941,983
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 4.5% 1/30/2030 (d)		710,000	667,400
Dominican Republic Bond 4.875% 9/23/2032 (d)		2,145,000	1,956,240
Dominican Republic Bond 5.95% 1/25/2027 (d)		1,164,000	1,170,402
Dominican Republic Bond 6% 7/19/2028 (d)		549,000	554,490
Dominican Republic Bond 6.5% 2/15/2048 (d)		300,000	278,700
Dominican Republic Bond 6.6% 6/1/2036 (d)		419,000	416,905
Dominican Republic Bond 6.85% 1/27/2045 (d)		1,012,000	977,896
Dominican Republic Bond 7.05% 2/3/2031 (d)		795,000	824,892
Dominican Republic Bond 7.15% 2/24/2055 (d)		705,000	692,310
Dominican Republic Bond 7.45% 4/30/2044 (d)		401,000	412,228
TOTAL DOMINICAN REPUBLIC			7,951,463
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		1,615,000	1,002,915
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		2,331,487	1,807,485
TOTAL ECUADOR			2,810,400
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		25,000	21,852
Arab Republic of Egypt 7.5% 1/31/2027 (d)		1,403,000	1,415,017
Arab Republic of Egypt 7.5% 2/16/2061 (d)		1,435,000	981,167
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		560,000	549,128
Arab Republic of Egypt 7.625% 5/29/2032 (d)		700,000	628,469
Arab Republic of Egypt 7.903% 2/21/2048 (d)		684,000	495,148
Arab Republic of Egypt 8.5% 1/31/2047 (d)		904,000	691,352
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,105,000	857,756
TOTAL EGYPT			5,639,889
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		540,000	9,719
El Salvador Republic 7.1246% 1/20/2050 (d)		405,000	328,658
El Salvador Republic 7.625% 2/1/2041 (d)		120,000	107,760
El Salvador Republic 7.65% 6/15/2035 (d)		415,000	392,590
El Salvador Republic 9.25% 4/17/2030 (d)		540,000	564,334
El Salvador Republic 9.65% 11/21/2054 (d)		320,000	319,200
TOTAL EL SALVADOR			1,722,261
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		810,000	604,463
Gabonese Republic 7% 11/24/2031 (d)		880,000	654,570
TOTAL GABON			1,259,033
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		650,000	623,354
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (s)	EUR	4,550,000	5,430,554
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(r)		43,851	35,629
Ghana Republic 0% 7/3/2026 (d)(r)		44,040	42,609
Ghana Republic 5% 7/3/2029 (d)(i)		509,070	463,254
Ghana Republic 5% 7/3/2035 (d)(i)		573,580	423,015
TOTAL GHANA			964,507
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		385,000	378,936
Guatemala Government Bond 4.9% 6/1/2030 (d)		325,000	316,095
Guatemala Government Bond 6.125% 6/1/2050 (d)		565,000	501,720
Guatemala Government Bond 6.6% 6/13/2036 (d)		535,000	536,070
TOTAL GUATEMALA			1,732,821
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		285,000	233,313
Hungary Government 3.125% 9/21/2051 (d)		605,000	351,420
Hungary Government 5.25% 6/16/2029 (d)		610,000	612,288
Hungary Government 5.5% 6/16/2034 (d)		1,025,000	992,651
Hungary Government 6.125% 5/22/2028 (d)		385,000	395,684
Hungary Government 6.25% 9/22/2032 (d)		385,000	398,236
Hungary Government 6.75% 9/25/2052 (d)		270,000	269,798
TOTAL HUNGARY			3,253,390
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		645,000	395,063
Indonesia Government 3.5% 2/14/2050		730,000	514,650
Indonesia Government 3.85% 10/15/2030		460,000	443,394
Indonesia Government 4.1% 4/24/2028		705,000	700,770
Indonesia Government 4.2% 10/15/2050		24,000,000	18,960,000
Indonesia Government 4.35% 1/11/2048		655,000	536,445
Indonesia Government 5.125% 1/15/2045 (d)		1,660,000	1,553,096
Indonesia Government 5.25% 1/17/2042 (d)		485,000	467,540
Indonesia Government 5.95% 1/8/2046 (d)		560,000	572,852
Indonesia Government 6.75% 1/15/2044 (d)		380,000	418,760
Indonesia Government 7.75% 1/17/2038 (d)		1,897,000	2,272,606
Indonesia Government 8.5% 10/12/2035 (d)		1,910,000	2,383,680
TOTAL INDONESIA			29,218,856
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	674,928
Israel Government 5.75% 3/12/2054		600,000	532,032
TOTAL ISRAEL			1,206,960
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		275,000	283,593
Jamaican Government 7.875% 7/28/2045		250,000	286,063
TOTAL JAMAICA			569,656
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	285,000,000	1,887,700
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		155,000	133,532
Jordan Government 7.5% 1/13/2029 (d)		750,000	757,268
Jordan Government 7.75% 1/15/2028 (d)		445,000	456,405
TOTAL JORDAN			1,347,205
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		470,000	374,383
Republic of Kenya Government Bond 7.25% 2/28/2028 (d)		180,000	174,108
Republic of Kenya Government Bond 9.5% 3/5/2036 (d)		200,000	182,400
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		660,000	658,555
TOTAL KENYA			1,389,446
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(s)		1,113,000	192,549
Lebanon Republic 6.375% (f)(s)		977,000	169,021
TOTAL LEBANON			361,570
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		665,000	566,580
United Mexican States 3.25% 4/16/2030		1,145,000	1,044,240
United Mexican States 3.5% 2/12/2034		1,095,000	899,543
United Mexican States 3.75% 1/11/2028		820,000	801,653
United Mexican States 3.75% 4/19/2071		1,230,000	664,046
United Mexican States 3.771% 5/24/2061		840,000	470,400
United Mexican States 4.5% 4/22/2029		485,000	474,330
United Mexican States 4.875% 5/19/2033		560,000	517,300
United Mexican States 5.75% 10/12/2110		1,085,000	819,311
United Mexican States 6% 5/7/2036		1,050,000	1,005,375
United Mexican States 6.05% 1/11/2040		980,000	909,685
United Mexican States 6.338% 5/4/2053		540,000	474,120
United Mexican States 6.35% 2/9/2035		780,000	777,270
United Mexican States 6.875% 5/13/2037		460,000	465,519
United Mexican States 7.375% 5/13/2055		930,000	919,305
TOTAL MEXICO			10,808,677
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		655,000	636,988
Mongolia Government 7.875% 6/5/2029 (d)		200,000	203,250
TOTAL MONGOLIA			840,238
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		1,410,000	1,445,603
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		870,000	900,050
MULTI-NATIONAL - 0.0%
European Union 4% 4/4/2044 (s)	EUR	2,810,000	3,362,802
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		1,740,000	1,613,311
Republic of Nigeria 6.5% 11/28/2027 (d)		375,000	363,164
Republic of Nigeria 7.143% 2/23/2030 (d)		1,150,000	1,058,000
Republic of Nigeria 7.625% 11/21/2025 (d)		905,000	908,674
Republic of Nigeria 7.696% 2/23/2038 (d)		480,000	391,800
Republic of Nigeria 7.875% 2/16/2032 (d)		810,000	732,848
TOTAL NIGERIA			5,067,797
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		2,470,000	2,492,076
Oman Sultanate 6% 8/1/2029 (d)		720,000	741,917
Oman Sultanate 6.25% 1/25/2031 (d)		520,000	543,468
Oman Sultanate 6.5% 3/8/2047 (d)		300,000	292,974
Oman Sultanate 6.75% 1/17/2048 (d)		956,000	960,006
Oman Sultanate 7% 1/25/2051 (d)		230,000	236,756
TOTAL OMAN			5,267,197
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		1,205,000	1,173,971
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		750,000	695,873
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		1,165,000	991,986
TOTAL PAKISTAN			2,861,830
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	484,696
Panamanian Republic 3.87% 7/23/2060		1,055,000	566,815
Panamanian Republic 4.5% 4/16/2050		1,455,000	925,380
Panamanian Republic 6.4% 2/14/2035		370,000	349,002
Panamanian Republic 7.875% 3/1/2057		545,000	530,285
Panamanian Republic 8% 3/1/2038		575,000	595,413
TOTAL PANAMA			3,451,591
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		320,000	267,712
Republic of Paraguay 4.95% 4/28/2031 (d)		1,050,000	1,029,984
Republic of Paraguay 5.4% 3/30/2050 (d)		330,000	277,215
Republic of Paraguay 6% 2/9/2036 (d)		355,000	355,438
Republic of Paraguay 6.65% 3/4/2055 (d)		325,000	316,713
TOTAL PARAGUAY			2,247,062
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,147,250
Peruvian Republic 3% 1/15/2034		610,000	506,605
Peruvian Republic 3.3% 3/11/2041		700,000	508,900
TOTAL PERU			2,162,755
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	421,012
Philippine Republic 2.95% 5/5/2045		270,000	180,562
Philippine Republic 5% 7/17/2033		360,000	360,180
Philippine Republic 5.5% 1/17/2048		320,000	306,844
Philippine Republic 5.6% 5/14/2049		555,000	534,532
Philippine Republic 5.609% 4/13/2033		520,000	540,011
Philippine Republic 5.95% 10/13/2047		830,000	839,338
TOTAL PHILIPPINES			3,182,479
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		335,000	332,350
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		315,000	329,214
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		925,000	892,912
Republic of Poland 5.5% 3/18/2054		540,000	488,498
Republic of Poland 5.5% 4/4/2053		370,000	336,422
Republic of Poland 5.75% 11/16/2032		725,000	755,849
TOTAL POLAND			3,135,245
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		1,880,000	1,568,860
State of Qatar 4.625% 6/2/2046 (d)		1,255,000	1,107,255
State of Qatar 4.817% 3/14/2049 (d)		975,000	865,800
State of Qatar 5.103% 4/23/2048 (d)		2,335,000	2,169,215
State of Qatar 9.75% 6/15/2030 (d)		413,000	512,636
TOTAL QATAR			6,223,766
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (d)		487,000	465,694
Romanian Republic 3.625% 3/27/2032 (d)		652,000	545,646
Romanian Republic 4% 2/14/2051 (d)		715,000	428,603
Romanian Republic 6.625% 2/17/2028 (d)		385,000	393,239
Romanian Republic 7.125% 1/17/2033 (d)		150,000	152,175
Romanian Republic 7.5% 2/10/2037 (d)		1,064,000	1,068,309
TOTAL ROMANIA			3,053,666
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,015,000	853,869
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		1,240,000	1,021,865
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		5,890,000	5,483,237
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		1,940,000	1,158,743
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		975,000	645,938
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		1,150,000	921,150
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		4,190,000	3,166,090
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		850,000	691,152
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		635,000	528,040
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		600,000	558,185
TOTAL SAUDI ARABIA			14,174,400
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		2,090,000	1,498,279
Republic of Senegal 6.75% 3/13/2048 (d)		370,000	231,250
TOTAL SENEGAL			1,729,529
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		1,110,000	922,965
Republic of Serbia 6% 6/12/2034 (d)		385,000	381,393
Republic of Serbia 6.5% 9/26/2033 (d)		725,000	748,200
TOTAL SERBIA			2,052,558
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	475,190
South African Republic 4.85% 9/30/2029		335,000	319,004
South African Republic 5% 10/12/2046		670,000	450,575
South African Republic 5.65% 9/27/2047		480,000	348,000
South African Republic 5.75% 9/30/2049		1,070,000	773,075
South African Republic 5.875% 4/20/2032		675,000	647,409
South African Republic 7.1% 11/19/2036 (d)		885,000	856,707
TOTAL SOUTH AFRICA			3,869,960
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		419,911	364,411
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		1,197,695	929,711
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		579,179	451,760
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		289,466	224,698
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		162,088	109,601
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		305,357	284,364
TOTAL SRI LANKA			2,364,545
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,280,000	1,263,718
Turkish Republic 4.75% 1/26/2026		1,500,000	1,495,575
Turkish Republic 4.875% 10/9/2026		1,395,000	1,380,422
Turkish Republic 4.875% 4/16/2043		1,675,000	1,132,719
Turkish Republic 5.125% 2/17/2028		370,000	358,661
Turkish Republic 5.25% 3/13/2030		315,000	293,265
Turkish Republic 5.75% 5/11/2047		677,000	484,394
Turkish Republic 5.875% 6/26/2031		365,000	339,359
Turkish Republic 6% 1/14/2041		1,490,000	1,182,166
Turkish Republic 6% 3/25/2027		235,000	235,587
Turkish Republic 6.625% 2/17/2045		640,000	520,438
Turkish Republic 7.125% 7/17/2032		450,000	440,438
Turkish Republic 7.25% 5/29/2032		410,000	402,846
Turkish Republic 7.625% 5/15/2034		620,000	619,225
Turkish Republic 9.125% 7/13/2030		705,000	766,116
Turkish Republic 9.375% 1/19/2033		2,095,000	2,309,088
Turkish Republic 9.375% 3/14/2029		1,725,000	1,867,597
Turkish Republic 9.875% 1/15/2028		1,960,000	2,124,758
TOTAL TURKEY			17,216,372
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		213,481	103,005
Ukraine Government 0% 2/1/2034 (d)(i)		797,754	297,163
Ukraine Government 0% 2/1/2035 (d)(i)		924,158	445,906
Ukraine Government 0% 2/1/2036 (d)(i)		561,797	270,505
Ukraine Government 0% 8/1/2041 (b)(d)		530,000	382,925
Ukraine Government 1.75% 2/1/2029 (d)(i)		768,429	468,742
Ukraine Government 1.75% 2/1/2034 (d)(i)		1,203,417	586,666
Ukraine Government 1.75% 2/1/2035 (d)(i)		927,145	445,030
Ukraine Government 1.75% 2/1/2036 (d)(i)		634,177	298,063
TOTAL UKRAINE			3,298,005
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		1,015,000	644,088
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		3,170,000	2,100,125
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		1,375,000	1,034,523
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		730,000	706,691
Emirate of Dubai 3.9% 9/9/2050 (s)		1,600,000	1,119,920
Emirate of Dubai 5.25% 1/30/2043 (s)		560,000	521,556
TOTAL UNITED ARAB EMIRATES			6,126,903
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,104,909
Uruguay Republic 5.75% 10/28/2034		555,000	577,670
TOTAL URUGUAY			1,682,579
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		395,000	337,724
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(s)		938,300	166,642
Venezuela Republic 12.75% (f)(s)		199,600	35,022
Venezuela Republic 9.25% (f)		4,549,000	864,310
TOTAL VENEZUELA			1,065,974
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		1,343,368	816,096
Republic of Zambia 5.75% 6/30/2033 (d)(i)		109,090	97,881
TOTAL ZAMBIA			913,977
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,528,708)			239,085,229

Non-Convertible Corporate Bonds - 27.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		115,000	111,973
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		475,000	472,625
YPF SA 8.25% 1/17/2034 (d)		475,000	467,357

TOTAL ARGENTINA			939,982
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		2,275,000	1,993,938
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		5,339,000	5,006,604
Westpac Banking Corp 4.11% 7/24/2034 (b)		7,550,000	7,229,299
			14,229,841
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (s)	EUR	1,650,000	1,735,015
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(s)	GBP	2,055,000	2,521,489
TOTAL FINANCIALS			18,486,345

Materials - 0.0%
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		680,000	624,263
Mineral Resources Ltd 8% 11/1/2027 (d)		2,030,000	2,028,065
Mineral Resources Ltd 8.125% 5/1/2027 (d)		1,907,000	1,908,459
Mineral Resources Ltd 8.5% 5/1/2030 (d)		1,860,000	1,842,327
Mineral Resources Ltd 9.25% 10/1/2028 (d)		855,000	872,349
			7,275,463
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,730,000	1,175,800
TOTAL AUSTRALIA			26,937,608
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		1,554,000	1,567,178
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (s)		400,000	415,400

TOTAL AZERBAIJAN			1,982,578
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		903,000	921,132
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		260,000	274,495

TOTAL BAHRAIN			1,195,627
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		1,420,000	1,330,783
BELGIUM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,200,000	1,181,999
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		9,200,000	9,224,307
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		21,036,000	20,643,599
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		22,287,000	22,263,226
			52,131,132
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (s)	EUR	2,200,000	2,515,796
TOTAL CONSUMER STAPLES			54,646,928

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (s)	EUR	1,800,000	2,064,643
Financials - 0.0%
Banks - 0.0%
KBC Group NV 3.5% 1/21/2032 (b)(s)	EUR	2,200,000	2,526,930
KBC Group NV 6.324% 9/21/2034 (b)(d)		1,456,000	1,537,829
			4,064,759
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (s)	EUR	2,000,000	2,282,007
TOTAL BELGIUM			64,240,336
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		605,000	649,458
NBM US Holdings Inc 6.625% 8/6/2029 (d)		1,065,000	1,066,997
			1,716,455
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		620,000	540,950
TOTAL CONSUMER STAPLES			2,257,405

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		754,724	703,969
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		1,888,198	1,965,652
			2,669,621
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		1,772,244	1,391,211
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		575,000	577,731
			1,968,942
TOTAL ENERGY			4,638,563

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		570,000	587,813
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (f)		597,794	11,956
Azul Secured Finance LLP 11.93% 8/28/2028 (f)		1,151,526	310,912
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.2808% 1/28/2030 pay-in-kind (b)(c)(d)(f)		317,200	391,742
			714,610
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		560,000	369,600
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		1,040,000	905,320
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		420,000	374,850
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		810,000	775,656
			2,425,426
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		985,000	931,318
CSN Resources SA 5.875% 4/8/2032 (d)		660,000	538,890
CSN Resources SA 8.875% 12/5/2030 (d)		305,000	298,018
ERO Copper Corp 6.5% 2/15/2030 (d)		3,013,000	2,964,039
Nexa Resources SA 6.6% 4/8/2037 (d)		435,000	431,461
Nexa Resources SA 6.75% 4/9/2034 (d)		275,000	280,362
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		4,373,387	4,236,719
Usiminas International Sarl 7.5% 1/27/2032 (d)		1,065,000	1,072,921
Vale Overseas Ltd 6.4% 6/28/2054		960,000	914,189
			11,667,917
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		610,000	628,833
Suzano Austria GmbH 3.75% 1/15/2031		460,000	416,105
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,312,401
			2,357,339
TOTAL MATERIALS			16,450,682

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		335,000	352,168
TOTAL BRAZIL			25,001,241
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,630,000	2,631,499
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		1,800,000	1,800,000

TOTAL CAMEROON			4,431,499
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		488,000	491,820
Rogers Communications Inc 7.125% 4/15/2055 (b)		488,000	488,708
			980,528
Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (d)(g)		635,000	635,000
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,149,000	1,976,365
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,430,000	3,449,795
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,510,000	1,539,942
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		64,000	63,263
			7,029,365
TOTAL CONSUMER DISCRETIONARY			7,664,365

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		427,000	285,064
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		597,000	522,178
			807,242
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		1,180,000	1,071,154
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	3,933,506
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	8,178,451
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,175,447
Cenovus Energy Inc 6.75% 11/15/2039		547,000	576,154
Parkland Corp 4.5% 10/1/2029 (d)		730,000	689,351
Parkland Corp 4.625% 5/1/2030 (d)		2,980,000	2,799,959
Parkland Corp 6.625% 8/15/2032 (d)		900,000	901,997
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)		1,355,000	1,351,167
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)		179,000	180,676
			20,857,862
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(s)	EUR	5,600,000	6,311,416
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		730,000	719,284
TOTAL FINANCIALS			7,030,700

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		1,080,000	1,095,132
Bombardier Inc 7% 6/1/2032 (d)		235,000	240,338
Bombardier Inc 7.25% 7/1/2031 (d)		1,135,000	1,170,470
Bombardier Inc 7.875% 4/15/2027 (d)		1,178,000	1,183,414
Bombardier Inc 8.75% 11/15/2030 (d)		1,035,000	1,110,874
			4,800,228
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		2,330,000	2,403,115
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		133,000	131,322
TOTAL INDUSTRIALS			7,334,665

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		855,000	795,751
Open Text Corp 3.875% 2/15/2028 (d)		250,000	239,477
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,380,000	2,156,396
Open Text Holdings Inc 4.125% 2/15/2030 (d)(t)		1,660,000	1,549,694
			4,741,318
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,694,000	3,662,595
Methanex Corp 5.25% 12/15/2029		245,000	237,628
Methanex Corp 5.65% 12/1/2044		1,929,000	1,480,278
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,210,000	1,156,802
NOVA Chemicals Corp 7% 12/1/2031 (d)		1,020,000	1,066,747
NOVA Chemicals Corp 9% 2/15/2030 (d)		460,000	495,246
			8,099,296
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		2,375,000	2,361,549
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		1,445,000	1,444,735
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		895,000	887,048
			2,331,783
TOTAL MATERIALS			12,792,628

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,896,001
TOTAL CANADA			65,105,309
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		2,596,000	2,475,124
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		310,000	274,350
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,108,000	1,041,520
			1,315,870
TOTAL COMMUNICATION SERVICES			3,790,994

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		375,000	375,234
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		545,000	550,112
			925,346
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		1,195,000	1,195,853
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		1,255,000	1,077,305
Antofagasta PLC 5.625% 5/13/2032 (d)		360,000	361,350
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		155,000	141,437
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		405,000	369,595
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		1,790,000	1,174,240
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		500,000	478,375
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		375,000	375,829
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		545,000	521,718
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		585,000	597,797
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		435,000	432,281
			5,529,927
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		420,000	420,705
Inversiones CMPC SA 3% 4/6/2031 (d)		460,000	395,922
Inversiones CMPC SA 6.125% 2/26/2034 (d)		400,000	396,980
			1,213,607
TOTAL MATERIALS			6,743,534

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		342,127	339,582
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		306,900	314,994
			654,576
TOTAL CHILE			13,310,303
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		350,000	343,476
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		745,000	675,998
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		260,000	255,492
			1,274,966
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		675,000	639,225
Prosus NV 3.061% 7/13/2031 (d)		685,000	589,753
Prosus NV 3.68% 1/21/2030 (d)		840,000	775,690
Prosus NV 4.027% 8/3/2050 (d)		1,110,000	712,487
Prosus NV 4.193% 1/19/2032 (d)		455,000	413,552
			3,130,707
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (d)		525,000	522,166
TOTAL CONSUMER DISCRETIONARY			3,652,873

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		890,000	887,539
TOTAL CHINA			5,815,378
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		1,395,000	1,218,881
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		802,000	776,688
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		4,225,000	1,935,050
Ecopetrol SA 4.625% 11/2/2031		600,000	496,320
Ecopetrol SA 8.375% 1/19/2036		550,000	523,072
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,600,224
Geopark Ltd 5.5% 1/17/2027 (d)		1,020,000	967,725
Geopark Ltd 8.75% 1/31/2030 (d)		800,000	637,000
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		2,990,000	2,093,000
			9,252,391
TOTAL ENERGY			10,029,079

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		555,000	581,293
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		870,000	881,371
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		4,000,000	3,459,000
Termocandelaria Power SA 7.75% 9/17/2031 (d)		765,000	761,175
			4,220,175
TOTAL COLOMBIA			16,930,799
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		2,200,000	2,141,979
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		720,000	764,402
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		845,000	840,369
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (s)	EUR	1,025,000	934,444
DENMARK - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (s)	EUR	1,425,000	1,615,743
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (s)	EUR	800,000	937,859
TOTAL CONSUMER STAPLES			2,553,602

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S 3.875% 1/9/2032 (b)(s)	EUR	4,355,000	5,095,210
Jyske Bank A/S 3.625% 4/29/2031 (b)(s)	EUR	1,160,000	1,333,166
Jyske Bank A/S 5.125% 5/1/2035 (b)(s)	EUR	1,052,000	1,257,389
			7,685,765
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (s)	EUR	3,075,000	3,508,198
TOTAL DENMARK			13,747,565
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		565,000	572,017
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(t)		2,595,000	2,698,061
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		1,165,000	1,097,660
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (s)	EUR	300,000	345,973
Citycon Treasury BV 5.375% 7/8/2031 (s)	EUR	500,000	578,086
			924,059
TOTAL FINLAND			4,719,780
FRANCE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		4,090,000	3,437,775
Altice France SA 5.125% 7/15/2029 (d)		4,970,000	4,193,752
Altice France SA 5.5% 1/15/2028 (d)		1,270,000	1,093,233
Altice France SA 5.5% 10/15/2029 (d)		2,630,000	2,234,424
Iliad Holding SASU 7% 4/15/2032 (d)		1,330,000	1,338,549
Iliad Holding SASU 8.5% 4/15/2031 (d)		2,024,000	2,131,908
			14,429,641
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(s)	EUR	500,000	569,114
RCI Banque SA 5.5% 10/9/2034 (b)(s)	EUR	1,200,000	1,431,250
			2,000,364
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		2,940,000	3,067,329
Viridien 10% 10/15/2030 (d)		1,380,000	1,302,266
			4,369,595
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		5,025,000	4,611,789
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		15,515,000	15,507,059
BNP Paribas SA 3.945% 2/18/2037 (b)(s)	EUR	3,900,000	4,399,693
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		16,502,000	16,902,854
BPCE SA 4.25% 7/16/2035 (b)(s)	EUR	600,000	694,968
BPCE SA 5.716% 1/18/2030 (b)(d)		1,350,000	1,379,542
BPCE SA 7.003% 10/19/2034 (b)(d)		1,105,000	1,196,948
Societe Generale SA 1.488% 12/14/2026 (b)(d)		18,670,000	18,319,689
Societe Generale SA 5.5% 4/13/2029 (b)(d)		11,268,000	11,404,265
			74,416,807
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (s)	EUR	1,000,000	1,031,923
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (s)	EUR	800,000	984,907
Electricite de France SA 5.5% 1/25/2035 (s)	GBP	1,700,000	2,193,871
			3,178,778
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (s)	EUR	1,000,000	1,155,741
Engie SA 4.25% 9/6/2034 (s)	EUR	1,200,000	1,429,376
			2,585,117
TOTAL UTILITIES			5,763,895

TOTAL FRANCE			102,012,225
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		325,000	289,605
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (s)	EUR	600,000	694,860
Schaeffler AG 4.75% 8/14/2029 (s)	EUR	1,800,000	2,064,166
Schaeffler AG 5.375% 4/1/2031 (s)	EUR	300,000	345,745
ZF Europe Finance BV 4.75% 1/31/2029 (s)	EUR	2,300,000	2,491,914
ZF North America Capital Inc 6.75% 4/23/2030 (d)(t)		1,635,000	1,552,807
ZF North America Capital Inc 6.875% 4/14/2028 (d)		700,000	693,749
ZF North America Capital Inc 6.875% 4/23/2032 (d)		740,000	677,914
ZF North America Capital Inc 7.125% 4/14/2030 (d)		700,000	674,865
			9,196,020
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (s)	EUR	1,025,000	1,177,570
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(s)	EUR	1,200,000	1,372,018
Commerzbank AG 4.875% 10/16/2034 (b)(s)	EUR	1,200,000	1,417,625
Commerzbank AG 8.625% 2/28/2033 (b)(s)	GBP	400,000	575,175
			3,364,818
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		3,085,000	3,072,983
Deutsche Bank AG 6.125% 12/12/2030 (b)(s)	GBP	3,600,000	4,979,443
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		29,675,000	26,729,335
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		4,150,000	4,207,409
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		10,450,000	10,905,675
			49,894,845
Financial Services - 0.1%
KfW 2.75% 1/17/2035 (s)	EUR	5,150,000	5,811,254
TOTAL FINANCIALS			59,070,917

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (s)	EUR	415,000	496,323
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		8,579,000	8,547,100
Bayer US Finance LLC 6.375% 11/21/2030 (d)		2,760,000	2,904,958
Bayer US Finance LLC 6.5% 11/21/2033 (d)		2,600,000	2,707,145
			14,655,526
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.125% 6/5/2032 (s)	EUR	2,400,000	2,725,407
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		2,080,000	2,060,307
TOTAL INDUSTRIALS			4,785,714

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	200,000	227,090
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	200,000	227,090
Accentro Real Estate AG 5.625% 2/13/2026 (i)(s)	EUR	2,371,500	996,306
LEG Immobilien SE 3.875% 1/20/2035 (s)	EUR	800,000	888,821
Sirius Real Estate Ltd 4% 1/22/2032 (s)	EUR	1,200,000	1,344,034
			3,683,341
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (s)	EUR	2,100,000	2,389,737
Amprion GmbH 3.625% 5/21/2031 (s)	EUR	600,000	696,391
Amprion GmbH 3.875% 6/5/2036 (s)	EUR	1,300,000	1,479,406
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(s)	EUR	1,800,000	1,897,669
EnBW International Finance BV 3.5% 7/22/2031 (s)	EUR	1,090,000	1,265,502
EnBW International Finance BV 3.75% 11/20/2035 (s)	EUR	3,500,000	3,982,518
			11,711,223
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		4,099,000	4,162,332
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (s)	EUR	2,300,000	2,632,751
TOTAL UTILITIES			18,506,306

TOTAL GERMANY			111,075,394
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		1,971,000	1,894,131
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		970,000	792,063
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		234,000	203,248
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		2,915,000	2,216,012
Tullow Oil PLC 10.25% 5/15/2026 (d)		4,034,000	3,489,813

TOTAL GHANA			8,595,267
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		1,770,000	1,789,886
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		1,425,000	1,303,875
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,020,000	2,687,800
Millicom International Cellular SA 5.125% 1/15/2028 (d)		342,000	334,732
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,210,000	1,223,159
			5,549,566
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		1,280,000	1,230,080
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		705,000	674,685
TOTAL GUATEMALA			7,454,331
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(s)	EUR	995,000	1,040,932
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(s)		3,890,000	3,593,220
			4,634,152
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,240,000	1,143,622
TOTAL HONG KONG			5,777,774
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		340,000	345,270
OTP Bank Nyrt 8.75% 5/15/2033 (b)(s)		410,000	435,113
			780,383
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (s)		265,000	270,010
TOTAL HUNGARY			1,050,393
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,035,000	1,031,378
Shriram Finance Ltd 6.625% 4/22/2027 (d)		430,000	430,537
			1,461,915
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		745,000	692,759
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,145,000	1,130,688
TOTAL INDIA			3,285,362
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		890,000	873,927
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,005,000	1,040,175
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		293,000	296,662
Pertamina Persero PT 4.175% 1/21/2050 (d)		695,000	502,402
			2,713,166
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		315,000	313,781
Freeport Indonesia PT 5.315% 4/14/2032 (d)		1,120,000	1,104,040
Freeport Indonesia PT 6.2% 4/14/2052 (d)		365,000	349,332
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		1,660,000	1,668,840
			3,435,993
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		365,000	367,281
TOTAL INDONESIA			6,516,440
IRELAND - 0.9%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(g)		2,555,000	2,567,775
Financials - 0.6%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,755,494
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	7,912,324
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	16,841,013
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		6,213,000	6,193,184
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,275,970
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,497,567
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,472,000	1,450,921
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		7,456,000	7,459,208
			85,385,681
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,090,000	2,077,565
GGAM Finance Ltd 6.875% 4/15/2029 (d)		400,000	407,476
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,270,000	1,282,207
GGAM Finance Ltd 8% 2/15/2027 (d)		2,735,000	2,814,277
GGAM Finance Ltd 8% 6/15/2028 (d)		1,994,000	2,094,731
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		1,380,000	1,431,112
			10,107,368
TOTAL FINANCIALS			95,493,049

Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,035,000	1,036,083
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		3,220,000	3,196,477
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		21,312,000	21,168,406
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		1,261,000	1,256,501
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		6,739,000	6,740,213
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		7,243,000	7,252,177
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		16,975,000	17,572,304
			57,186,078
TOTAL INDUSTRIALS			58,222,161

TOTAL IRELAND			156,282,985
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(s)		1,820,000	1,794,027
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(s)		1,325,000	1,257,417
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(s)		515,000	472,770
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(s)		450,000	458,219
Energean PLC 6.5% 4/30/2027 (d)		2,840,000	2,776,100
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(s)		328,333	327,775
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(s)		260,000	256,746
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(s)		245,000	240,406
			7,583,460
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,585,000	1,549,890
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	381,415
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,415,000	1,427,656
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,041,162
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,505,000	1,519,971
			5,920,094
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(s)		530,000	469,516
TOTAL ISRAEL			13,973,070
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		3,181,000	3,125,692
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		2,306,000	2,077,642
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		32,489,000	32,563,029
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		1,490,000	1,586,791
UniCredit SpA 5.459% 6/30/2035 (b)(d)		2,132,000	2,085,336
			41,438,490
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		1,155,000	1,156,525
Enel Finance International NV 7.5% 10/14/2032 (d)		541,000	608,791
Enel SpA 3.375% (b)(m)(s)	EUR	1,085,000	1,231,900
			2,997,216
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		1,496,000	1,497,491
TOTAL UTILITIES			4,494,707

TOTAL ITALY			45,933,197
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		400,000	395,124
JAPAN - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		1,470,000	1,515,661
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		645,000	541,600
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		370,000	365,132
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		250,000	209,750
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		645,000	564,375

TOTAL KAZAKHSTAN			1,680,857
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		715,000	731,285
POSCO 5.875% 1/17/2033 (d)		305,000	309,866

TOTAL KOREA (SOUTH)			1,041,151
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		595,000	557,997
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		5,565,000	4,253,567
Altice France Holding SA 6% 2/15/2028 (d)		2,301,000	837,969
			5,091,536
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		1,340,000	1,317,740
TOTAL COMMUNICATION SERVICES			6,409,276

Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (s)	EUR	850,000	1,009,166
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	3,982,512
			4,991,678
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,795,000	1,823,455
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (s)	EUR	2,235,000	2,535,292
TOTAL INDUSTRIALS			4,358,747

Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		1,510,000	1,459,530
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		365,000	376,322
			1,835,852
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,010,000	884,796
Real Estate - 0.2%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (s)	EUR	700,000	821,014
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (s)	EUR	3,378,000	3,605,801
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (s)	EUR	2,480,000	2,633,025
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (s)	GBP	950,000	1,173,738
Logicor Financing Sarl 0.875% 1/14/2031 (s)	EUR	1,250,000	1,216,939
Logicor Financing Sarl 4.25% 7/18/2029 (s)	EUR	1,420,000	1,657,501
P3 Group Sarl 4% 4/19/2032 (s)	EUR	1,100,000	1,254,883
			11,541,887
TOTAL REAL ESTATE			12,362,901

TOTAL LUXEMBOURG			30,843,250
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		860,000	756,800
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		1,050,000	658,770
Petronas Capital Ltd 3.5% 4/21/2030 (d)		335,000	317,781
			976,551
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		1,320,000	1,297,296
TOTAL MALAYSIA			3,030,647
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		1,640,000	1,646,658
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(s)		2,133,000	767,880
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		660,000	533,775
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		880,000	810,163
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		676,471	626,344
Petroleos Mexicanos 4.5% 1/23/2026		13,054,000	12,784,565
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	38,487,411
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	20,653,626
Petroleos Mexicanos 6.49% 1/23/2027		14,935,000	14,673,638
Petroleos Mexicanos 6.5% 3/13/2027		35,529,000	34,874,202
Petroleos Mexicanos 6.5% 6/2/2041		255,000	179,415
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	2,705,968
Petroleos Mexicanos 6.7% 2/16/2032		31,997,000	28,570,121
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	12,769,079
Petroleos Mexicanos 6.84% 1/23/2030		7,727,000	7,224,359
Petroleos Mexicanos 6.875% 10/16/2025		575,000	571,406
Petroleos Mexicanos 6.875% 8/4/2026		1,070,000	1,060,263
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	11,015,937
Petroleos Mexicanos 7.69% 1/23/2050		31,233,000	22,999,981
			209,196,315
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		820,000	822,050
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		1,095,000	1,070,910
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		875,000	700,000
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		725,000	597,117
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		1,260,000	1,267,182
			2,564,299
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		700,000	488,250
TOTAL MATERIALS			3,052,549

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		925,000	929,625
Saavi Energia Sarl 8.875% 2/10/2035 (d)		1,380,000	1,404,840
			2,334,465
TOTAL MEXICO			218,588,107
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		515,000	454,215
OCP SA 5.125% 6/23/2051 (d)		565,000	413,686
OCP SA 6.1% 4/30/2030 (d)		525,000	524,895
OCP SA 6.75% 5/2/2034 (d)		480,000	485,280
OCP SA 6.875% 4/25/2044 (d)		570,000	532,682
OCP SA 7.5% 5/2/2054 (d)		365,000	355,743

TOTAL MOROCCO			2,766,501
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (s)	EUR	400,000	458,812
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		645,000	588,654
TOTAL COMMUNICATION SERVICES			1,047,466

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (s)	EUR	400,000	487,407
Sigma Holdco BV 7.875% 5/15/2026 (d)		839,000	833,944
			1,321,351
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (s)	EUR	1,700,000	1,983,289
Cooperatieve Rabobank UA 1.125% 5/7/2031 (s)	EUR	2,600,000	2,633,941
Cooperatieve Rabobank UA 4.375% 8/4/2025		9,413,000	9,400,780
ING Groep NV 3% 8/17/2031 (b)(s)	EUR	7,200,000	8,079,361
ING Groep NV 4.5% 5/23/2029 (b)(s)	EUR	400,000	475,862
			22,573,233
TOTAL NETHERLANDS			24,942,050
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,009,000	986,298
IHS Holding Ltd 6.25% 11/29/2028 (d)		403,000	389,146
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,805,000	1,780,181
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,175,000	1,168,021
			4,323,646
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		520,000	493,090
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		268,115	268,786
TOTAL NIGERIA			5,085,522
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		615,000	602,539
TGS ASA 8.5% 1/15/2030 (d)		1,195,000	1,215,913
			1,818,452
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(s)	EUR	790,000	838,556
DNB Bank ASA 3% 11/29/2030 (b)(s)	EUR	1,080,000	1,227,325
			2,065,881
TOTAL NORWAY			3,884,333
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		3,160,000	3,097,788
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		1,750,000	1,604,356
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		4,440,000	4,418,589
TOTAL COMMUNICATION SERVICES			9,120,733

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		295,000	198,960
TOTAL PANAMA			9,319,693
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		899,000	894,505
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		715,000	685,284
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		900,000	884,025
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (d)		1,230,200	1,312,882
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		715,000	709,852
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		685,000	689,953
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		2,763,000	2,682,320
			4,082,125
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		920,000	898,748
TOTAL PERU			7,863,064
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		875,000	884,309
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (s)	EUR	2,175,000	2,242,721
TOTAL POLAND			3,127,030
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(s)	EUR	1,200,000	1,366,990
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		2,425,000	1,565,833
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		1,913,000	1,386,881

TOTAL PUERTO RICO			2,952,714
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		560,000	496,681
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,205,000	2,117,351
QatarEnergy 2.25% 7/12/2031 (d)		2,080,000	1,812,699
QatarEnergy 3.125% 7/12/2041 (d)		2,485,000	1,799,994
QatarEnergy 3.3% 7/12/2051 (d)		1,545,000	1,012,748
			6,742,792
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		552,040	574,442
TOTAL QATAR			7,813,915
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(s)		600,000	90,000
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		2,511,387	2,208,451
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		1,260,000	1,219,422
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		1,880,000	1,653,460
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		1,205,000	743,485
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		645,000	378,131
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		2,140,000	2,044,663
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		2,995,000	2,538,292
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		315,000	282,023
			11,067,927
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (s)		405,000	406,784
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		940,000	939,568
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		715,000	700,521
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		1,960,000	1,986,676
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		535,000	543,359
			4,170,124
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		1,085,000	1,096,506
TOTAL SAUDI ARABIA			16,741,341
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		865,000	857,141
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		4,645,000	3,926,465
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		456,000	458,280
TOTAL COMMUNICATION SERVICES			4,384,745

Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,440,000	1,404,000
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	290,978
Sasol Financing USA LLC 6.5% 9/27/2028		215,000	202,853
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		200,000	196,658
			2,094,489
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		625,000	624,049
TOTAL MATERIALS			2,718,538

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		1,080,000	1,078,650
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		825,000	852,328
			1,930,978
TOTAL SOUTH AFRICA			9,034,261
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		2,200,000	2,248,654
CaixaBank SA 3.625% 9/19/2032 (b)(s)	EUR	2,400,000	2,751,186
CaixaBank SA 5.673% 3/15/2030 (b)(d)		1,215,000	1,247,862
			6,247,702
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,215,000	1,155,781
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (s)	EUR	1,000,000	1,187,222
TOTAL HEALTH CARE			2,343,003

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		245,000	234,524
TOTAL SPAIN			8,825,229
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (s)	EUR	2,400,000	2,618,061
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (s)	EUR	950,000	962,719

TOTAL SWEDEN			3,580,780
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)		11,454,000	11,019,891
UBS Group AG 2.125% 11/15/2029 (b)(s)	GBP	2,000,000	2,453,511
UBS Group AG 4.125% 6/9/2033 (b)(s)	EUR	200,000	235,731
UBS Group AG 4.125% 9/24/2025 (d)		6,852,000	6,836,213
UBS Group AG 4.75% 3/17/2032 (b)(s)	EUR	6,120,000	7,472,538
UBS Group AG 6.537% 8/12/2033 (b)(d)		30,000,000	32,206,358
			60,224,242
Insurance - 0.1%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(s)		2,399,000	2,390,004
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(s)		4,850,000	4,839,660
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,600,000	1,578,152
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(s)		2,500,000	2,168,500
			10,976,316
TOTAL FINANCIALS			71,200,558

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		3,273,000	2,938,844
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		1,790,000	1,752,175
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		900,000	886,591
			5,577,610
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		1,897,000	1,737,851
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		380,000	306,790
			2,044,641
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (s)	EUR	550,000	633,578
TOTAL MATERIALS			2,678,219

TOTAL SWITZERLAND			79,456,387
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		4,520,000	4,594,716
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		655,000	418,198
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		555,000	579,455
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		705,000	705,000
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		350,000	360,063
TOTAL INDUSTRIALS			1,065,063

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		517,500	514,265
TOTAL TURKEY			2,158,783
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		356,106	280,433
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (s)		471,730	452,861

TOTAL UKRAINE			733,294
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		700,000	621,075
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		689,235	604,459
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		2,575,000	2,154,632
			3,380,166
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		880,000	789,800
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		430,000	441,498
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		740,000	686,713
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		545,000	514,916
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		965,000	866,696
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		510,000	523,326
Sobha Sukuk Ltd 8.75% 7/17/2028 (s)		435,000	449,151
			4,272,100
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		1,415,000	1,333,284
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		785,000	716,312
			2,049,596
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(s)		660,000	662,207
Alpha Star Holding IX Ltd 7% 8/26/2028 (s)		215,000	216,793
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (s)		460,000	475,102
			1,354,102
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		795,000	595,757
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		555,000	549,894
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		620,000	603,781
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		880,000	830,227
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		305,000	307,937
			2,887,596
TOTAL UNITED ARAB EMIRATES			13,943,560
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		775,000	738,572
Virgin Media Finance PLC 5% 7/15/2030 (d)		1,098,000	995,689
			1,734,261
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,600,000	1,477,450
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		1,965,000	1,778,278
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		150,000	154,458
Vodafone Group PLC 4.875% 10/3/2078 (b)(s)	GBP	2,300,000	3,091,157
			5,023,893
TOTAL COMMUNICATION SERVICES			8,235,604

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		1,255,000	1,297,622
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,650,000	1,714,873
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		1,705,000	1,784,236
			4,796,731
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (s)	GBP	1,100,000	1,173,272
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (s)	GBP	935,000	1,192,479
Whitbread Group PLC 2.375% 5/31/2027 (s)	GBP	915,000	1,165,889
			2,358,368
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (s)	GBP	1,590,000	1,748,928
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		1,895,000	1,900,099
TOTAL CONSUMER DISCRETIONARY			11,977,398

Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,108,665
BAT International Finance PLC 4.125% 4/12/2032 (s)	EUR	4,380,000	5,102,636
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (s)	EUR	2,850,000	3,501,095
Imperial Brands Finance PLC 3.875% 2/12/2034 (s)	EUR	1,525,000	1,704,514
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		691,000	690,209
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		7,555,000	7,751,471
Reynolds American Inc 4.45% 6/12/2025		3,319,000	3,318,751
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,542,933
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,209,301
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,619,109
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,020,403
			53,569,087
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		6,015,000	6,631,951
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.088% 6/20/2030 (b)		14,797,000	14,739,950
Barclays PLC 5.2% 5/12/2026		6,970,000	6,987,637
Barclays PLC 5.262% 1/29/2034 (b)(s)	EUR	2,120,000	2,649,325
Barclays PLC 5.69% 3/12/2030 (b)		15,000,000	15,378,710
Barclays PLC 5.829% 5/9/2027 (b)		23,950,000	24,168,581
Barclays PLC 6.224% 5/9/2034 (b)		13,560,000	14,156,688
Barclays PLC 6.49% 9/13/2029 (b)		18,477,000	19,391,493
Barclays PLC 8.407% 11/14/2032 (b)(s)	GBP	800,000	1,142,042
HSBC Holdings PLC 4.787% 3/10/2032 (b)(s)	EUR	2,340,000	2,850,097
HSBC Holdings PLC 4.856% 5/23/2033 (b)(s)	EUR	3,000,000	3,675,930
HSBC Holdings PLC 5.813% 5/22/2033 (b)(s)	GBP	275,000	372,034
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	575,000	821,357
HSBC Holdings PLC 8.201% 11/16/2034 (b)(s)	GBP	1,900,000	2,771,599
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(s)	EUR	2,900,000	3,526,521
NatWest Group PLC 2.105% 11/28/2031 (b)(s)	GBP	3,085,000	3,982,498
NatWest Group PLC 3.073% 5/22/2028 (b)		9,805,000	9,509,160
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,131,239
NatWest Group PLC 7.416% 6/6/2033 (b)(s)	GBP	1,550,000	2,190,120
Standard Chartered PLC 3.864% 3/17/2033 (b)(s)	EUR	1,400,000	1,610,017
Virgin Money UK PLC 7.625% 8/23/2029 (b)(s)	GBP	1,665,000	2,405,070
			141,460,068
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (s)	EUR	1,950,000	2,227,996
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(s)	EUR	800,000	916,179
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (s)	GBP	1,425,000	2,146,598
TOTAL FINANCIALS			146,750,841

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		145,000	137,725
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (s)	EUR	2,035,000	2,114,830
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (s)	GBP	552,000	728,862
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (s)	GBP	1,905,000	2,556,351
TOTAL INDUSTRIALS			5,400,043

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		575,000	572,137
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		650,000	93,184
TOTAL MATERIALS			665,321

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (s)	GBP	900,000	1,193,552
Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(s)	EUR	2,315,000	2,557,348
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (s)	EUR	1,950,000	2,207,001
			4,764,349
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (s)	EUR	1,650,000	1,877,885
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		2,435,000	2,407,668
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		1,390,000	1,408,125
			3,815,793
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (s)	GBP	695,000	818,608
Anglian Water Services Financing PLC 5.875% 6/20/2031 (s)	GBP	1,605,000	2,172,712
Anglian Water Services Financing PLC 6.25% 9/12/2044 (s)	GBP	515,000	650,261
Anglian Water Services Financing PLC 6.293% 7/30/2030 (s)	GBP	1,225,000	1,694,770
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	200,000	277,095
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (s)	EUR	2,150,000	2,450,067
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (s)	GBP	575,000	713,205
South West Water Finance PLC 5.75% 12/11/2032 (s)	GBP	325,000	439,875
Southern Water Services Finance Ltd 1.625% 3/30/2027 (s)	GBP	878,000	1,043,603
Southern Water Services Finance Ltd 2.375% 5/28/2028 (s)	GBP	600,000	703,741
SW Finance I PLC 7.375% 12/12/2041 (s)	GBP	799,000	1,034,036
United Utilities Water Finance PLC 3.5% 2/27/2033 (s)	EUR	1,275,000	1,430,284
Wessex Water Services Finance PLC 6.125% 9/19/2034 (s)	GBP	1,300,000	1,731,055
			15,159,312
TOTAL UTILITIES			25,617,339

TOTAL UNITED KINGDOM			260,178,861
UNITED STATES - 20.1%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033		3,443,000	2,831,701
AT&T Inc 3.65% 9/15/2059		4,467,000	2,935,178
AT&T Inc 3.8% 12/1/2057		8,798,000	6,023,442
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		295,000	284,890
Consolidated Communications Inc 5% 10/1/2028 (d)		620,000	626,244
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		440,000	439,102
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		96,000	100,875
Level 3 Financing Inc 10% 10/15/2032 (d)(t)		250,000	251,276
Level 3 Financing Inc 10.5% 5/15/2030 (d)		3,766,000	4,119,063
Level 3 Financing Inc 11% 11/15/2029 (d)		526,321	597,067
Level 3 Financing Inc 3.625% 1/15/2029 (d)		805,000	668,150
Level 3 Financing Inc 3.75% 7/15/2029 (d)		640,000	525,229
Level 3 Financing Inc 3.875% 10/15/2030 (d)		695,000	585,538
Level 3 Financing Inc 4% 4/15/2031 (d)		265,000	219,287
Level 3 Financing Inc 4.25% 7/1/2028 (d)		250,000	222,500
Level 3 Financing Inc 4.5% 4/1/2030 (d)		3,060,000	2,691,178
Level 3 Financing Inc 4.875% 6/15/2029 (d)		145,000	131,693
Lumen Technologies Inc 4.125% 4/15/2030 (d)		360,000	349,650
Lumen Technologies Inc 4.5% 1/15/2029 (d)		264,000	233,640
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	43,670,889
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	26,913,677
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,501,245
Verizon Communications Inc 5.012% 4/15/2049		324,000	291,546
			97,213,060
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	450,000	506,998
Alphabet Inc 3.875% 5/6/2045	EUR	500,000	568,323
Alphabet Inc 4% 5/6/2054	EUR	400,000	451,585
Snap Inc 6.875% 3/1/2033 (d)		1,140,000	1,154,758
			2,681,664
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		1,680,000	1,283,093
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		2,020,000	1,743,731
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		2,079,000	1,904,170
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		999,000	909,233
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		3,695,000	3,286,417
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		1,635,000	1,533,059
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		3,540,000	3,277,053
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		1,705,000	1,681,446
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,726,097
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		22,000,000	14,521,474
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		14,572,000	13,441,308
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		7,000,000	5,412,824
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,745,011
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,370,499
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,520,155
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	9,031,726
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,765,312
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,988,000	6,264,462
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,991,024
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		1,113,000	1,088,767
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,305,000	1,153,685
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		1,990,000	2,016,151
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		1,325,000	1,387,723
Comcast Corp 6.45% 3/15/2037		797,000	858,387
CSC Holdings LLC 3.375% 2/15/2031 (d)		5,865,000	3,841,575
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,490,000	1,022,519
CSC Holdings LLC 4.5% 11/15/2031 (d)		630,000	425,962
CSC Holdings LLC 4.625% 12/1/2030 (d)		4,670,000	2,148,200
CSC Holdings LLC 5.375% 2/1/2028 (d)		1,375,000	1,254,024
Discovery Communications LLC 3.625% 5/15/2030		12,930,000	11,434,707
Discovery Communications LLC 4.125% 5/15/2029		439,000	408,763
DISH DBS Corp 5.125% 6/1/2029		3,933,000	2,585,733
DISH DBS Corp 7.375% 7/1/2028		860,000	590,681
DISH Network Corp 11.75% 11/15/2027 (d)		1,519,000	1,567,169
EchoStar Corp 10.75% 11/30/2029		3,127,225	3,142,861
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		3,625,776	3,118,167
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,870,000	1,974,819
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,055,005
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,149,274
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,614,894
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	17,127,117
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,978,889
Univision Communications Inc 6.625% 6/1/2027 (d)		5,523,000	5,523,096
Univision Communications Inc 8% 8/15/2028 (d)		1,090,000	1,090,698
Univision Communications Inc 8.5% 7/31/2031 (d)(t)		1,370,000	1,315,422
Warnermedia Holdings Inc 3.755% 3/15/2027		3,956,000	3,834,834
Warnermedia Holdings Inc 4.054% 3/15/2029		2,771,000	2,580,363
Warnermedia Holdings Inc 4.279% 3/15/2032		46,121,000	39,136,865
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	1,500,000	1,586,957
Warnermedia Holdings Inc 5.05% 3/15/2042		7,082,000	5,094,277
Warnermedia Holdings Inc 5.141% 3/15/2052		50,412,000	32,679,988
			312,195,666
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,574,114
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,782,893
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,178,146
T-Mobile USA Inc 4.375% 4/15/2040		2,795,000	2,423,640
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,430,118
			50,388,911
TOTAL COMMUNICATION SERVICES			462,479,301

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,185,000	1,176,408
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		940,000	957,399
Patrick Industries Inc 6.375% 11/1/2032 (d)		610,000	601,248
			2,735,055
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		8,517,000	8,559,585
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		1,480,000	1,483,462
			10,043,047
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (d)		640,000	588,800
GrubHub Holdings Inc 5.5% 7/1/2027 (d)(t)		1,330,000	1,226,924
Kohl's Corp 4.25% 7/17/2025		716,000	710,641
Nordstrom Inc 4.25% 8/1/2031 (t)		1,180,000	1,021,203
Nordstrom Inc 4.375% 4/1/2030		610,000	550,366
Wayfair LLC 7.25% 10/31/2029 (d)(t)		3,230,000	3,145,801
Wayfair LLC 7.75% 9/15/2030 (d)(t)		3,391,000	3,322,337
			10,566,072
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		115,000	106,000
Service Corp International/US 5.125% 6/1/2029		700,000	691,419
Service Corp International/US 5.75% 10/15/2032		585,000	581,337
Sotheby's 7.375% 10/15/2027 (d)		2,165,000	2,131,892
StoneMor Inc 8.5% 5/15/2029 (d)		1,980,000	1,825,149
TKC Holdings Inc 10.5% 5/15/2029 (d)		2,464,000	2,533,022
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,109,000	2,097,647
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(t)		3,930,000	3,920,652
			13,887,118
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 6% 10/15/2032 (d)(t)		1,845,000	1,769,887
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		2,400,000	2,419,308
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,121,000	2,176,422
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		335,000	335,491
Carnival Corp 5.75% 3/15/2030 (d)		2,405,000	2,410,642
Carnival Corp 5.875% 6/15/2031 (d)		2,375,000	2,376,425
Carnival Corp 6% 5/1/2029 (d)		1,925,000	1,930,074
Carnival Corp 6.125% 2/15/2033 (d)		2,960,000	2,967,968
Carnival Corp 6.65% 1/15/2028		225,000	231,229
CEC Entertainment LLC 6.75% 5/1/2026 (d)		2,160,000	2,124,886
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		650,000	633,750
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		3,830,000	3,478,328
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		895,000	796,595
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		1,775,000	1,641,227
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		620,000	624,188
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		525,000	530,172
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		725,000	736,189
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		2,500,000	2,496,824
Life Time Inc 6% 11/15/2031 (d)		2,345,000	2,350,239
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,585,000	1,193,989
McDonald's Corp 3.5% 5/21/2032 (s)	EUR	1,875,000	2,156,758
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,497,554
MGM Resorts International 6.5% 4/15/2032		1,185,000	1,182,692
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,120,000	1,162,439
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		1,125,000	1,144,843
NCL Corp Ltd 5.875% 3/15/2026 (d)		108,000	108,068
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,175,000	1,176,422
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		1,485,000	1,470,227
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,095,000	1,095,993
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,200,000	1,186,063
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,240,000	2,248,040
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		2,520,000	2,554,021
Station Casinos LLC 4.5% 2/15/2028 (d)(t)		1,190,000	1,154,125
Station Casinos LLC 6.625% 3/15/2032 (d)		1,175,000	1,176,611
Times Square Hotel Trust 8.528% 8/1/2026 (d)		146,977	147,347
Viking Cruises Ltd 9.125% 7/15/2031 (d)		440,000	472,416
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	469,392
VOC Escrow Ltd 5% 2/15/2028 (d)		670,000	660,876
Yum! Brands Inc 4.625% 1/31/2032		2,160,000	2,048,296
Yum! Brands Inc 5.375% 4/1/2032		510,000	504,095
			58,840,111
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		690,000	650,415
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		935,000	917,391
LGI Homes Inc 4% 7/15/2029 (d)(t)		780,000	690,795
LGI Homes Inc 7% 11/15/2032 (d)		2,075,000	1,926,928
LGI Homes Inc 8.75% 12/15/2028 (d)		480,000	493,990
Newell Brands Inc 6.375% 5/15/2030		1,160,000	1,088,500
Newell Brands Inc 6.375% 9/15/2027		460,000	460,927
Newell Brands Inc 6.625% 5/15/2032		680,000	627,222
Newell Brands Inc 6.625% 9/15/2029		715,000	691,182
Newell Brands Inc 6.875% 4/1/2036 (i)		290,000	266,515
Newell Brands Inc 7% 4/1/2046 (i)		780,000	634,202
Newell Brands Inc 8.5% 6/1/2028 (d)		1,718,000	1,777,355
TopBuild Corp 4.125% 2/15/2032 (d)		990,000	897,824
			11,123,246
Specialty Retail - 0.2%
Carvana Co 10.25% 5/1/2030 (d)		120,000	128,700
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		697,138	735,155
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		1,621,189	1,880,443
Carvana Co 4.875% 9/1/2029 (d)		1,471,000	1,309,190
Carvana Co 5.5% 4/15/2027 (d)		775,000	739,630
Carvana Co 5.625% 10/1/2025 (d)		3,470,000	3,448,979
Carvana Co 5.875% 10/1/2028 (d)		455,000	429,975
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		642,110	659,756
Champions Financing Inc 8.75% 2/15/2029 (d)(t)		1,270,000	1,182,895
LBM Acquisition LLC 6.25% 1/15/2029 (d)		895,000	718,801
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,411,482
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	25,520,606
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (t)		1,270,000	1,290,283
Staples Inc 10.75% 9/1/2029 (d)		2,390,000	2,163,623
Staples Inc 12.75% 1/15/2030 (d)		1,788,025	1,150,975
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(t)		890,000	925,869
			43,696,362
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (d)		1,120,000	980,158
TOTAL CONSUMER DISCRETIONARY			151,871,169

Consumer Staples - 0.5%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		1,195,000	1,196,620
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		1,720,000	1,615,990
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		2,565,000	2,495,107
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		1,270,000	1,289,275
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,505,000	2,131,728
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		2,716,000	2,831,422
Mars Inc 4.8% 3/1/2030 (d)		11,876,000	11,949,291
Mars Inc 5% 3/1/2032 (d)		8,916,000	8,945,983
Mars Inc 5.2% 3/1/2035 (d)		7,411,000	7,383,201
Mars Inc 5.65% 5/1/2045 (d)		7,207,000	7,070,299
Mars Inc 5.7% 5/1/2055 (d)		14,372,000	13,942,277
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,845,000	1,859,845
US Foods Inc 4.75% 2/15/2029 (d)		655,000	640,527
US Foods Inc 5.75% 4/15/2033 (d)(t)		1,020,000	1,002,050
US Foods Inc 6.875% 9/15/2028 (d)		820,000	843,150
			64,000,145
Food Products - 0.1%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,160,000	1,217,381
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		650,000	679,979
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		3,330,000	3,140,336
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		160,000	147,592
Post Holdings Inc 4.625% 4/15/2030 (d)		775,000	733,446
Post Holdings Inc 5.5% 12/15/2029 (d)		1,209,000	1,193,988
Post Holdings Inc 6.25% 10/15/2034 (d)		650,000	642,055
Post Holdings Inc 6.25% 2/15/2032 (d)		1,515,000	1,540,322
Post Holdings Inc 6.375% 3/1/2033 (d)		2,240,000	2,223,629
			11,518,728
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		780,000	786,416
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	8,655,490
Altria Group Inc 4.5% 5/2/2043		7,299,000	5,934,647
			14,590,137
TOTAL CONSUMER STAPLES			92,092,046

Energy - 1.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		1,125,000	1,130,918
Halliburton Co 3.8% 11/15/2025		86,000	85,544
Nabors Industries Inc 7.375% 5/15/2027 (d)		1,366,000	1,311,427
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,061,000	726,091
Nabors Industries Inc 9.125% 1/31/2030 (d)(t)		310,000	282,465
Nabors Industries Ltd 7.5% 1/15/2028 (d)		1,745,000	1,457,778
Star Holding LLC 8.75% 8/1/2031 (d)		734,000	662,235
Transocean Aquila Ltd 8% 9/30/2028 (d)		513,692	512,886
Transocean Inc 8% 2/1/2027 (d)		3,022,000	2,954,378
Transocean Inc 8.25% 5/15/2029 (d)		790,000	712,396
Transocean Inc 8.5% 5/15/2031 (d)		1,925,000	1,654,509
Transocean Inc 8.75% 2/15/2030 (d)		224,000	227,081
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		346,500	346,896
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,355,000	2,354,147
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		1,185,000	1,203,623
Valaris Ltd 8.375% 4/30/2030 (d)		2,620,000	2,630,184
			18,252,558
Oil, Gas & Consumable Fuels - 1.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,735,000	1,777,974
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		1,140,000	1,139,008
California Resources Corp 7.125% 2/1/2026 (d)		515,000	514,558
California Resources Corp 8.25% 6/15/2029 (d)		3,360,000	3,366,092
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		1,930,000	1,860,425
Cheniere Energy Partners LP 5.75% 8/15/2034		885,000	888,156
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		3,325,000	3,323,402
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		620,000	630,128
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,230,000	1,140,220
CNX Resources Corp 7.25% 3/1/2032 (d)		1,355,000	1,380,851
CNX Resources Corp 7.375% 1/15/2031 (d)(t)		1,350,000	1,382,270
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		6,422,000	6,610,211
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		1,920,000	1,929,016
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		3,456,000	3,473,275
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		2,069,000	2,100,069
Comstock Resources Inc 5.875% 1/15/2030 (d)		2,424,000	2,292,096
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,640,000	1,616,427
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		2,500,000	2,646,758
CVR Energy Inc 5.75% 2/15/2028 (d)		2,673,000	2,544,737
CVR Energy Inc 8.5% 1/15/2029 (d)		1,460,000	1,425,022
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		4,987,000	5,039,926
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		3,260,000	3,273,699
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,705,000	1,765,813
DT Midstream Inc 4.125% 6/15/2029 (d)		435,000	414,325
DT Midstream Inc 4.375% 6/15/2031 (d)		160,000	149,421
DT Midstream Inc 5.8% 12/15/2034 (d)		583,000	578,259
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,204,131
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,207,714
Energy Transfer LP 5% 5/15/2050		21,347,000	17,256,079
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,101,621
Energy Transfer LP 5.4% 10/1/2047		9,219,000	7,948,652
Energy Transfer LP 5.8% 6/15/2038		3,992,000	3,908,633
Energy Transfer LP 6% 6/15/2048		3,699,000	3,434,608
Energy Transfer LP 6.125% 12/15/2045		900,000	857,333
Energy Transfer LP 6.25% 4/15/2049		2,774,000	2,641,258
Energy Transfer LP 7.375% 2/1/2031 (d)		760,000	795,961
Excelerate Energy LP 8% 5/15/2030 (d)		1,135,000	1,174,988
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,955,000	2,998,308
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,530,000	1,536,323
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,677,000	2,683,519
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(t)		75,000	77,965
Harvest Midstream I LP 7.5% 5/15/2032 (d)		700,000	719,198
Harvest Midstream I LP 7.5% 9/1/2028 (d)		2,310,000	2,345,572
Hess Corp 5.6% 2/15/2041		10,536,000	10,212,734
Hess Corp 5.8% 4/1/2047		8,479,000	8,173,023
Hess Corp 7.125% 3/15/2033		2,041,000	2,274,690
Hess Midstream Operations LP 4.25% 2/15/2030 (d)(t)		600,000	571,879
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		1,935,000	1,909,486
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(t)		415,000	410,315
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		1,185,000	1,196,665
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		515,000	525,757
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		770,000	796,861
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		2,330,000	2,436,659
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	14,264,341
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	710,589
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,504,805
Kinetik Holdings LP 5.875% 6/15/2030 (d)(t)		3,385,000	3,364,885
Kinetik Holdings LP 6.625% 12/15/2028 (d)		655,000	668,003
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		1,525,000	1,470,413
MPLX LP 4.95% 9/1/2032		14,675,000	14,275,963
MPLX LP 5.5% 2/15/2049		6,593,000	5,791,881
Murphy Oil Corp 6% 10/1/2032		415,000	386,928
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		647,000	586,071
New Fortress Energy Inc 6.5% 9/30/2026 (d)		230,000	137,705
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		2,050,000	2,058,350
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		630,000	635,022
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	8,634,105
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	9,894,210
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,254,519
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,251,974
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,404,406
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,499,173
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		130,000	120,704
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		3,355,000	2,916,511
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		1,775,000	1,697,048
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		1,610,000	1,585,850
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		391,000	385,779
Permian Resources Operating LLC 7% 1/15/2032 (d)		90,000	92,322
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,542,974
Prairie Acquiror LP 9% 8/1/2029 (d)		710,000	721,777
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		110,000	103,882
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,045,000	1,009,223
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		1,625,000	1,673,664
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		490,000	469,203
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,460,000	1,398,674
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,390,000	1,386,767
Sunoco LP 6.25% 7/1/2033 (d)		1,575,000	1,574,987
Sunoco LP 7% 5/1/2029 (d)		450,000	464,428
Sunoco LP 7.25% 5/1/2032 (d)		515,000	535,474
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		2,788,000	2,770,664
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,740,000	2,625,430
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		697,000	696,038
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,855,000	2,720,903
Talos Production Inc 9% 2/1/2029 (d)		325,000	322,785
Talos Production Inc 9.375% 2/1/2031 (d)		760,000	747,227
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,069,487
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		820,000	837,094
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,185,000	1,237,671
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,210,000	1,274,186
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,826,082
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,093,462
Williams Cos Inc/The 4% 9/15/2025		1,089,000	1,086,621
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	33,809,026
Williams Cos Inc/The 5.3% 8/15/2052		3,368,000	2,979,432
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	6,626,725
			328,857,513
TOTAL ENERGY			347,110,071

Financials - 8.5%
Banks - 3.6%
Bank of America Corp 3.419% 12/20/2028 (b)		8,456,000	8,204,890
Bank of America Corp 3.705% 4/24/2028 (b)		11,813,000	11,612,994
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,321,187
Bank of America Corp 4.376% 4/27/2028 (b)		20,000,000	19,902,402
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,699,635
Bank of America Corp 5.015% 7/22/2033 (b)		121,493,000	121,070,719
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,051,474
Citigroup Inc 4.4% 6/10/2025		7,473,000	7,471,261
Citigroup Inc 4.412% 3/31/2031 (b)		7,342,000	7,178,844
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,442,861
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,807,425
Citigroup Inc 4.91% 5/24/2033 (b)		54,777,000	53,849,024
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	4,753,878
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(t)		1,466,000	1,427,147
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		275,000	283,044
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		9,435,000	8,590,651
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(s)	EUR	1,050,000	1,215,919
JPMorgan Chase & Co 4.323% 4/26/2028 (b)		25,000,000	24,889,653
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		20,700,000	20,561,090
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		15,800,000	15,612,538
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		73,217,000	71,370,227
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		53,314,000	52,835,938
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		12,681,000	12,864,980
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		15,063,000	15,325,387
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		22,300,000	22,930,830
Synchrony Bank 5.4% 8/22/2025		14,157,000	14,172,918
Synchrony Bank 5.625% 8/23/2027		12,818,000	12,991,084
Wells Fargo & Co 3.526% 3/24/2028 (b)		19,749,000	19,369,752
Wells Fargo & Co 4.478% 4/4/2031 (b)		30,867,000	30,351,479
Wells Fargo & Co 4.897% 7/25/2033 (b)		30,571,000	30,046,305
Wells Fargo & Co 5.013% 4/4/2051 (b)		16,156,000	14,175,869
Wells Fargo & Co 5.15% 4/23/2031 (b)		17,154,000	17,359,352
Wells Fargo & Co 5.499% 1/23/2035 (b)		8,163,000	8,209,318
Wells Fargo & Co 5.574% 7/25/2029 (b)		21,000,000	21,543,654
Wells Fargo & Co 5.605% 4/23/2036 (b)		15,150,000	15,326,974
Western Alliance Bancorp 3% 6/15/2031 (b)		3,043,000	2,809,419
			701,630,122
Capital Markets - 2.4%
Ares Capital Corp 3.875% 1/15/2026		25,763,000	25,592,063
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,047,183
Athene Global Funding 5.339% 1/15/2027 (d)		28,368,000	28,623,266
Athene Global Funding 5.583% 1/9/2029 (d)		12,707,000	12,969,372
Blackstone Private Credit Fund 4.875% 4/14/2026 (s)	GBP	1,460,000	1,952,464
Blackstone Private Credit Fund 7.05% 9/29/2025		18,929,000	19,049,061
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,603,530
Coinbase Global Inc 3.625% 10/1/2031 (d)		690,000	600,522
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,352,000	15,792,287
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		39,245,000	34,660,509
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		72,922,000	71,589,196
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,393,813
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,274,445
Hightower Holding LLC 6.75% 4/15/2029 (d)		705,000	695,217
Hightower Holding LLC 9.125% 1/31/2030 (d)		2,120,000	2,206,714
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,649,115
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,960,000	1,963,245
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		1,685,000	1,728,021
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,705,000	1,781,150
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		655,000	620,520
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		705,000	697,895
Moody's Corp 3.25% 1/15/2028		4,181,000	4,077,439
Morgan Stanley 3.622% 4/1/2031 (b)		21,065,000	19,973,165
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	1,500,000	1,735,457
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	500,000	580,911
Morgan Stanley 4.21% 4/20/2028 (b)		20,000,000	19,849,585
Morgan Stanley 4.431% 1/23/2030 (b)		8,668,000	8,596,034
Morgan Stanley 4.889% 7/20/2033 (b)		44,206,000	43,544,733
Morgan Stanley 5.192% 4/17/2031 (b)		11,495,000	11,662,869
Morgan Stanley 5.449% 7/20/2029 (b)		10,520,000	10,760,395
Morgan Stanley 5.664% 4/17/2036 (b)		9,117,000	9,265,912
Morgan Stanley 6.407% 11/1/2029 (b)		30,000,000	31,624,152
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	6,971,033
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,150,000	1,198,982
			476,330,255
Consumer Finance - 1.3%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,029,185
Ally Financial Inc 5.543% 1/17/2031 (b)		2,545,000	2,540,142
Ally Financial Inc 5.737% 5/15/2029 (b)		3,191,000	3,222,254
Ally Financial Inc 5.75% 11/20/2025		10,400,000	10,417,741
Ally Financial Inc 6.646% 1/17/2040 (b)		2,348,000	2,254,851
Ally Financial Inc 6.7% 2/14/2033		2,415,000	2,456,197
Ally Financial Inc 7.1% 11/15/2027		21,840,000	22,904,593
Ally Financial Inc 8% 11/1/2031		5,892,000	6,592,857
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,815,000	12,096,320
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	28,975,924
Capital One Financial Corp 3.8% 1/31/2028		13,624,000	13,356,353
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,775,159
Capital One Financial Corp 4.5% 1/30/2026		9,265,000	9,252,141
Capital One Financial Corp 4.927% 5/10/2028 (b)		27,617,000	27,703,118
Capital One Financial Corp 4.985% 7/24/2026 (b)		14,379,000	14,378,887
Capital One Financial Corp 5.247% 7/26/2030 (b)		22,350,000	22,552,662
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,429,000	6,512,993
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,571,000	3,732,272
Encore Capital Group Inc 8.5% 5/15/2030 (d)		2,315,000	2,453,937
Encore Capital Group Inc 9.25% 4/1/2029 (d)		873,000	930,836
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,080,000	1,252,867
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	9,852,315
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	1,775,000	2,424,233
Navient Corp 4.875% 3/15/2028 (t)		285,000	278,034
Navient Corp 5% 3/15/2027		715,000	707,731
Navient Corp 5.5% 3/15/2029		745,000	716,713
Navient Corp 5.625% 8/1/2033		415,000	365,052
Navient Corp 7.875% 6/15/2032		1,385,000	1,396,842
OneMain Finance Corp 3.5% 1/15/2027		505,000	489,290
OneMain Finance Corp 3.875% 9/15/2028		2,440,000	2,287,912
OneMain Finance Corp 5.375% 11/15/2029 (t)		1,770,000	1,714,909
OneMain Finance Corp 6.625% 5/15/2029		260,000	262,898
OneMain Finance Corp 6.75% 3/15/2032		515,000	511,886
OneMain Finance Corp 7.125% 11/15/2031 (t)		1,600,000	1,624,211
OneMain Finance Corp 7.125% 3/15/2026		1,225,000	1,241,585
OneMain Finance Corp 7.125% 9/15/2032 (g)		955,000	960,942
OneMain Finance Corp 7.5% 5/15/2031		570,000	585,453
OneMain Finance Corp 9% 1/15/2029		5,000	5,240
PRA Group Inc 8.875% 1/31/2030 (d)		1,100,000	1,127,540
RFNA LP 7.875% 2/15/2030 (d)(t)		870,000	872,174
SLM Corp 6.5% 1/31/2030		1,156,000	1,191,986
Synchrony Financial 3.95% 12/1/2027		14,204,000	13,813,038
			267,821,273
Financial Services - 0.9%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		1,070,000	1,073,300
Block Inc 3.5% 6/1/2031		1,390,000	1,255,979
Block Inc 6.5% 5/15/2032		3,655,000	3,735,362
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,885,000	3,052,500
Clue Opco LLC 9.5% 10/15/2031 (d)(t)		838,000	862,779
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,028,784
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,615,458
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,340,414
Corebridge Financial Inc 4.4% 4/5/2052		4,834,000	3,751,503
Equitable Holdings Inc 4.572% 2/15/2029 (d)		2,913,000	2,871,412
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		670,000	653,112
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,815,000	1,482,477
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		3,716,000	3,536,083
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,996,000	2,967,929
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,425,000	1,291,699
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,326,691
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,833,402
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	19,668,381
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		17,765,000	17,128,208
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		18,025,000	15,493,937
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		27,395,000	24,627,449
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		7,390,000	7,464,210
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		1,053,000	1,065,703
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		5,129,000	5,195,369
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		1,230,000	1,258,992
NFE Financing LLC 12% 11/15/2029 (d)		6,062,551	2,601,009
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		1,215,000	1,221,525
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		1,350,000	1,356,345
Pine Street Trust II 5.568% 2/15/2049 (d)		11,300,000	10,128,657
Saks Global Enterprises LLC 11% 12/15/2029 (d)		2,115,000	1,015,200
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,710,000	1,744,707
Sixth Street Lending Partners 6.125% 7/15/2030 (d)		10,728,000	10,842,626
UWM Holdings LLC 6.625% 2/1/2030 (d)		2,240,000	2,196,142
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		895,000	906,266
WEX Inc 6.5% 3/15/2033 (d)		1,910,000	1,889,099
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		3,189,000	3,318,939
			191,801,648
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		530,000	507,958
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		550,000	567,489
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		630,000	651,496
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		550,000	574,789
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		2,270,000	2,206,082
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		255,000	257,041
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		1,854,000	1,879,963
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		910,000	935,375
AmWINS Group Inc 4.875% 6/30/2029 (d)		1,235,000	1,183,180
AmWINS Group Inc 6.375% 2/15/2029 (d)		1,270,000	1,287,793
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		2,012,000	1,990,693
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		24,197,000	22,292,954
HUB International Ltd 7.25% 6/15/2030 (d)		920,000	958,108
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		4,589,000	4,548,622
Pacific LifeCorp 5.125% 1/30/2043 (d)		4,258,000	3,854,321
Unum Group 3.875% 11/5/2025		7,835,000	7,787,856
Unum Group 4.046% 8/15/2041 (d)		562,000	438,053
Unum Group 5.75% 8/15/2042		8,796,000	8,352,158
Western-Southern Global Funding 4.9% 5/1/2030 (d)		4,981,000	4,994,954
			65,268,885
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		236,000	236,168
Rithm Capital Corp 8% 4/1/2029 (d)		565,000	566,505
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		255,000	248,969
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,045,000	1,041,978
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		355,000	359,260
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		1,230,000	1,247,457
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		705,000	732,900
			4,433,237
TOTAL FINANCIALS			1,707,285,420

Health Care - 1.4%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2030		8,379,000	8,590,621
Amgen Inc 5.25% 3/2/2033		9,459,000	9,545,814
Amgen Inc 5.75% 3/2/2063		8,141,000	7,696,546
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,720,000	1,302,762
			27,135,743
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		1,290,000	1,192,123
Avantor Funding Inc 3.875% 11/1/2029 (d)		630,000	587,572
Insulet Corp 6.5% 4/1/2033 (d)		510,000	524,411
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		5,027,000	5,115,293
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		890,000	924,463
			8,343,862
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(t)		900,000	917,051
Centene Corp 2.45% 7/15/2028		25,480,000	23,466,853
Centene Corp 2.625% 8/1/2031		7,320,000	6,200,159
Centene Corp 3.375% 2/15/2030		7,780,000	7,090,690
Centene Corp 4.25% 12/15/2027		8,475,000	8,277,332
Centene Corp 4.625% 12/15/2029		13,170,000	12,682,723
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		5,800,000	4,964,540
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		5,505,000	4,957,505
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		3,089,000	2,386,280
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,556,000	1,300,520
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,714,343
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,355,745
CVS Health Corp 3% 8/15/2026		1,290,000	1,265,159
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,703,731
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,356,533
CVS Health Corp 5% 1/30/2029		6,934,000	6,980,828
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,866,757
CVS Health Corp 6.75% 12/10/2054 (b)		2,028,000	1,974,039
CVS Health Corp 7% 3/10/2055 (b)		3,030,000	3,052,019
DaVita Inc 4.625% 6/1/2030 (d)		4,185,000	3,910,636
DaVita Inc 6.75% 7/15/2033 (d)		1,780,000	1,798,382
DaVita Inc 6.875% 9/1/2032 (d)		1,865,000	1,894,545
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)(t)		1,330,000	1,324,596
HCA Inc 3.5% 9/1/2030		20,318,000	18,951,421
HCA Inc 3.625% 3/15/2032		1,921,000	1,742,954
HCA Inc 5.625% 9/1/2028		10,497,000	10,730,214
HCA Inc 5.875% 2/1/2029		9,711,000	10,023,226
LifePoint Health Inc 10% 6/1/2032 (d)		735,000	768,867
ModivCare Inc 5% 10/1/2029 (d)		407,000	20,349
Molina Healthcare Inc 6.25% 1/15/2033 (d)		3,548,000	3,542,280
Owens & Minor Inc 10% 4/15/2030 (d)		1,795,000	1,874,849
Owens & Minor Inc 4.5% 3/31/2029 (d)(t)		725,000	592,571
Owens & Minor Inc 6.625% 4/1/2030 (d)		695,000	588,574
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,220,000	1,181,011
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		1,195,000	1,214,107
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		2,360,766	2,372,570
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		131,113	126,585
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	20,934,858
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,486,916
Select Medical Corp 6.25% 12/1/2032 (d)		1,755,000	1,739,294
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		845,000	843,368
Tenet Healthcare Corp 4.25% 6/1/2029		1,840,000	1,766,829
Tenet Healthcare Corp 4.375% 1/15/2030		2,000,000	1,911,572
Tenet Healthcare Corp 4.625% 6/15/2028		2,010,000	1,970,960
Tenet Healthcare Corp 6.125% 10/1/2028		990,000	991,438
Tenet Healthcare Corp 6.125% 6/15/2030		2,395,000	2,416,505
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	453,223
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	3,884,236
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,550,000	2,591,792
			220,161,535
Health Care Technology - 0.0%
IQVIA Inc 6.5% 5/15/2030 (d)(t)		1,265,000	1,292,002
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		870,000	805,882
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,655,000	1,484,111
			2,289,993
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		4,545,000	4,499,627
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		240,000	226,199
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		1,819,000	1,792,079
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,035,000	993,046
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		1,455,000	1,187,644
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		635,000	360,427
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		2,437,000	2,504,142
Mylan Inc 4.55% 4/15/2028		7,694,000	7,526,907
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		1,990,000	1,869,257
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(t)		2,090,000	1,756,186
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		580,000	539,582
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		280,000	241,487
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,402,193
			25,898,776
TOTAL HEALTH CARE			285,121,911

Industrials - 1.0%
Aerospace & Defense - 0.5%
ATI Inc 7.25% 8/15/2030 (t)		1,375,000	1,439,829
Axon Enterprise Inc 6.125% 3/15/2030 (d)		1,790,000	1,825,621
Axon Enterprise Inc 6.25% 3/15/2033 (d)		1,555,000	1,577,669
Boeing Co 5.15% 5/1/2030		7,640,000	7,706,981
Boeing Co 5.705% 5/1/2040		7,640,000	7,372,570
Boeing Co 5.93% 5/1/2060		7,640,000	7,073,144
Boeing Co 6.259% 5/1/2027		3,625,000	3,726,004
Boeing Co 6.298% 5/1/2029		4,647,000	4,887,669
Boeing Co 6.388% 5/1/2031		3,520,000	3,755,750
Boeing Co 6.528% 5/1/2034		3,767,000	4,020,790
Boeing Co 6.858% 5/1/2054		5,671,000	6,048,172
Boeing Co 7.008% 5/1/2064		5,352,000	5,717,144
BWX Technologies Inc 4.125% 6/30/2028 (d)		1,125,000	1,094,820
Goat Holdco LLC 6.75% 2/1/2032 (d)		1,685,000	1,678,504
OneSky Flight LLC 8.875% 12/15/2029 (d)		1,175,000	1,184,675
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		935,000	1,032,487
TransDigm Inc 4.625% 1/15/2029 (t)		2,220,000	2,150,014
TransDigm Inc 5.5% 11/15/2027		1,149,000	1,148,101
TransDigm Inc 6% 1/15/2033 (d)		650,000	643,182
TransDigm Inc 6.375% 3/1/2029 (d)		3,325,000	3,379,188
TransDigm Inc 6.375% 5/31/2033 (d)		4,190,000	4,139,723
TransDigm Inc 6.625% 3/1/2032 (d)		1,015,000	1,036,828
TransDigm Inc 6.75% 8/15/2028 (d)		1,670,000	1,697,138
TransDigm Inc 6.875% 12/15/2030 (d)		770,000	794,115
TransDigm Inc 7.125% 12/1/2031 (d)		765,000	791,355
			75,921,473
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(t)		4,836,000	4,765,322
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)(t)		1,645,000	1,703,727
			6,469,049
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)(t)		499,000	505,121
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		1,770,000	1,681,675
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,625,000	1,474,370
Builders FirstSource Inc 6.375% 3/1/2034 (d)		705,000	702,414
Builders FirstSource Inc 6.75% 5/15/2035 (d)		2,990,000	3,007,013
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,690,509
Carrier Global Corp 6.2% 3/15/2054		996,000	1,052,595
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		3,268,000	3,301,051
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,325,000	1,355,874
Masterbrand Inc 7% 7/15/2032 (d)		427,000	424,597
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		595,000	599,479
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)(t)		1,602,000	1,284,933
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,150,000	1,167,914
			18,247,545
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (d)(t)		1,330,000	1,268,402
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,125,000	1,064,931
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		2,920,000	2,943,997
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		3,240,000	3,357,836
Artera Services LLC 8.5% 2/15/2031 (d)		6,184,000	5,255,180
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,578,000	3,209,203
Clean Harbors Inc 6.375% 2/1/2031 (d)		585,000	595,301
CoreCivic Inc 4.75% 10/15/2027		2,333,000	2,277,017
CoreCivic Inc 8.25% 4/15/2029		2,305,000	2,436,233
GEO Group Inc/The 10.25% 4/15/2031		2,025,000	2,219,697
GEO Group Inc/The 8.625% 4/15/2029		1,905,000	2,010,873
GFL Environmental Inc 3.5% 9/1/2028 (d)		655,000	623,927
GFL Environmental Inc 6.75% 1/15/2031 (d)		250,000	259,324
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(t)		2,380,000	2,252,075
OT Midco Inc 10% 2/15/2030 (d)		2,795,000	2,328,573
Reworld Holding Corp 4.875% 12/1/2029 (d)		2,360,000	2,234,528
Waste Pro USA Inc 7% 2/1/2033 (d)		1,070,000	1,097,102
Williams Scotsman Inc 6.625% 4/15/2030 (d)		625,000	640,584
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,150,000	1,172,727
			37,247,510
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)		1,225,000	1,243,366
Pike Corp 5.5% 9/1/2028 (d)		1,206,000	1,196,128
Pike Corp 8.625% 1/31/2031 (d)		1,405,000	1,513,298
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		2,960,000	3,005,436
			6,958,228
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		980,000	919,927
WESCO Distribution Inc 6.375% 3/15/2033 (d)		1,830,000	1,863,970
			2,783,897
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		1,200,000	1,209,038
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		2,840,000	2,884,308
XPO Inc 6.25% 6/1/2028 (d)		60,000	60,599
XPO Inc 7.125% 2/1/2032 (d)(t)		1,875,000	1,946,143
XPO Inc 7.125% 6/1/2031 (d)(t)		630,000	652,282
			6,752,370
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		975,000	944,503
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		110,000	109,862
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,105,000	1,145,940
			2,200,305
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		136,000	141,956
Enpro Inc 6.125% 6/1/2033 (d)		1,370,000	1,380,189
Mueller Water Products Inc 4% 6/15/2029 (d)		625,000	592,961
			2,115,106
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(t)		640,000	646,398
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)(t)		690,000	714,919
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		1,006,333	1,004,614
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		45,750	45,577
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		1,835,000	1,815,119
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(d)		280,631	217,489
			4,444,116
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		1,435,000	1,463,820
CACI International Inc 6.375% 6/15/2033 (d)(g)(u)		2,115,000	2,156,116
Paychex Inc 5.1% 4/15/2030		1,543,000	1,563,005
Paychex Inc 5.35% 4/15/2032		2,147,000	2,178,875
Paychex Inc 5.6% 4/15/2035		1,681,000	1,709,279
TriNet Group Inc 3.5% 3/1/2029 (d)		2,195,000	2,028,623
			11,099,718
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		13,572,000	13,554,620
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		565,000	577,573
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		1,565,000	1,644,618
Foundation Building Materials Inc 6% 3/1/2029 (d)		800,000	681,411
Herc Holdings Escrow Inc 7% 6/15/2030 (d)(g)		2,365,000	2,436,484
Herc Holdings Escrow Inc 7.25% 6/15/2033 (d)(g)		1,700,000	1,749,626
QXO Building Products Inc 6.75% 4/30/2032 (d)		3,975,000	4,075,766
United Rentals North America Inc 6.125% 3/15/2034 (d)		2,355,000	2,387,049
			27,107,147
TOTAL INDUSTRIALS			201,346,464

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		896,000	857,948
CommScope LLC 9.5% 12/15/2031 (d)		3,640,000	3,783,482
Viasat Inc 6.5% 7/15/2028 (d)(t)		745,000	683,787
Viasat Inc 7.5% 5/30/2031 (d)		980,000	781,877
			6,107,094
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)		1,810,000	1,753,824
Insight Enterprises Inc 6.625% 5/15/2032 (d)		980,000	998,556
Lightning Power LLC 7.25% 8/15/2032 (d)		1,045,000	1,095,636
Sensata Technologies Inc 3.75% 2/15/2031 (d)		660,000	586,039
Sensata Technologies Inc 6.625% 7/15/2032 (d)		1,330,000	1,341,897
TTM Technologies Inc 4% 3/1/2029 (d)		1,310,000	1,245,133
			7,021,085
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		2,505,000	2,383,850
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,295,000	1,323,259
ASGN Inc 4.625% 5/15/2028 (d)		873,000	842,186
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		1,930,000	1,941,933
CoreWeave Inc 9.25% 6/1/2030 (d)		2,065,000	2,062,683
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		1,915,000	1,787,554
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		1,215,000	1,207,809
			11,549,274
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)		3,204,000	3,009,910
Broadcom Inc 2.45% 2/15/2031 (d)		45,257,000	40,013,224
Broadcom Inc 2.6% 2/15/2033 (d)		27,706,000	23,388,860
Broadcom Inc 3.187% 11/15/2036 (d)		7,432,000	6,044,931
Broadcom Inc 3.5% 2/15/2041 (d)		22,019,000	17,067,487
Entegris Inc 3.625% 5/1/2029 (d)		1,115,000	1,039,772
Entegris Inc 4.75% 4/15/2029 (d)		2,315,000	2,247,794
Entegris Inc 5.95% 6/15/2030 (d)		2,255,000	2,256,238
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,885,000	1,800,342
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(i)(l)		2,040,739	1,964,212
			98,832,770
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		230,000	229,741
Cloud Software Group Inc 8.25% 6/30/2032 (d)(t)		4,191,000	4,406,719
Cloud Software Group Inc 9% 9/30/2029 (d)		6,101,000	6,244,856
Elastic NV 4.125% 7/15/2029 (d)		630,000	590,732
Fair Isaac Corp 6% 5/15/2033 (d)		2,370,000	2,365,526
Fiserv Funding ULC 3.5% 6/15/2032	EUR	500,000	563,562
Gen Digital Inc 6.25% 4/1/2033 (d)		1,475,000	1,491,377
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		930,000	944,209
Oracle Corp 2.3% 3/25/2028		19,340,000	18,269,232
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,874,575	674,847
UKG Inc 6.875% 2/1/2031 (d)(t)		1,155,000	1,190,106
			36,970,907
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		1,055,000	1,057,005
Seagate HDD Cayman 5.75% 12/1/2034		1,545,000	1,516,891
Seagate HDD Cayman 8.25% 12/15/2029		560,000	596,924
Seagate HDD Cayman 8.5% 7/15/2031		315,000	336,331
Western Digital Corp 2.85% 2/1/2029		1,870,000	1,708,988
Western Digital Corp 3.1% 2/1/2032		780,000	673,351
Western Digital Corp 4.75% 2/15/2026		288,000	287,045
			6,176,535
TOTAL INFORMATION TECHNOLOGY			166,657,665

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		595,000	622,371
Celanese US Holdings LLC 6.5% 4/15/2030		960,000	967,387
Celanese US Holdings LLC 6.75% 4/15/2033 (t)		1,915,000	1,863,831
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		8,341,000	8,635,980
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		8,461,000	8,719,738
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		4,943,000	5,160,022
Chemours Co/The 4.625% 11/15/2029 (d)(t)		1,170,000	957,077
Chemours Co/The 5.375% 5/15/2027		4,189,000	4,100,651
Chemours Co/The 5.75% 11/15/2028 (d)		1,495,000	1,338,632
Chemours Co/The 8% 1/15/2033 (d)		1,250,000	1,089,807
GPD Cos Inc 10.125% 4/1/2026 (d)(t)		1,201,000	1,154,830
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		2,989,551	2,649,490
Mativ Holdings Inc 8% 10/1/2029 (d)		1,205,000	1,028,021
Methanex US Operations Inc 6.25% 3/15/2032 (d)		1,745,000	1,688,673
Olin Corp 5% 2/1/2030 (t)		3,665,000	3,468,913
Olin Corp 6.625% 4/1/2033 (d)		2,115,000	2,024,406
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(t)		1,304,000	1,210,464
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,195,000	1,195,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000,000	2,096,932
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		620,000	601,844
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		1,210,000	1,187,137
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		1,240,000	1,233,720
Tronox Inc 4.625% 3/15/2029 (d)(t)		3,297,000	2,756,480
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		3,115,000	2,744,675
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		319,000	322,202
			58,818,283
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		5,195,000	5,278,936
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		1,690,000	1,714,920
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		1,205,000	1,187,501
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		1,590,000	1,632,765
			9,814,122
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		2,650,000	2,350,915
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,330,000	1,333,276
Ball Corp 6% 6/15/2029		420,000	428,235
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		640,000	645,484
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		1,715,000	1,733,142
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,280,000	1,297,984
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(t)		2,090,000	2,137,299
Crown Americas LLC 5.875% 6/1/2033 (d)		1,725,000	1,713,256
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		593,000	582,211
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		610,000	562,235
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,165,000	1,166,721
Sealed Air Corp 5% 4/15/2029 (d)		920,000	903,293
Sealed Air Corp 6.5% 7/15/2032 (d)		630,000	645,221
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		845,000	882,968
			16,382,240
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		4,220,000	4,381,010
Alumina Pty Ltd 6.375% 9/15/2032 (d)		2,390,000	2,363,783
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		640,000	595,052
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		1,290,000	1,112,687
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		640,000	549,646
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)(t)		595,000	535,045
Commercial Metals Co 3.875% 2/15/2031		775,000	701,698
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,106,572
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		100,000	91,877
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)		494,000	480,105
Novelis Corp 3.25% 11/15/2026 (d)		330,000	323,690
Novelis Corp 3.875% 8/15/2031 (d)		645,000	573,426
Novelis Corp 6.875% 1/30/2030 (d)(t)		2,350,000	2,423,401
Vibrantz Technologies Inc 9% 2/15/2030 (d)		1,355,000	955,275
			16,193,267
TOTAL MATERIALS			101,207,912

Real Estate - 1.7%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,092,352
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,335,953
Safehold GL Holdings LLC 2.8% 6/15/2031		788,000	692,306
Safehold GL Holdings LLC 2.85% 1/15/2032		745,000	633,530
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,567,816
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,376,765
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,455,037
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		2,159,000	1,966,870
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		4,112,000	4,362,334
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		5,314,000	5,010,246
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		104,000	102,847
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		255,000	247,321
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,713,757
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,809,839
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,512,559
VICI Properties LP 5.125% 5/15/2032		4,986,000	4,885,711
VICI Properties LP 5.75% 4/1/2034		42,000	42,143
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,433,554
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,468,106
WP Carey Inc 4.25% 7/23/2032	EUR	395,000	461,971
			75,171,017
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		3,230,000	3,086,526
Diversified Healthcare Trust 9.75% 6/15/2025		39,000	38,998
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,454,349
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,742,760
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,138,416
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,195,000	1,439,893
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,610,000	1,220,352
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (t)		6,442,000	5,614,848
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		2,005,000	2,055,213
Omega Healthcare Investors Inc 3.25% 4/15/2033		20,888,000	17,658,705
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	4,810,666
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,200,442
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,458,359
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,707,157
Omega Healthcare Investors Inc 5.25% 1/15/2026		10,610,000	10,621,411
Ventas Realty LP 3% 1/15/2030		5,631,000	5,217,186
Ventas Realty LP 4% 3/1/2028		3,986,000	3,922,520
Ventas Realty LP 4.125% 1/15/2026		2,017,000	2,006,943
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,174,604
			115,569,348
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(g)(u)		1,195,000	1,215,332
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,210,745
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,515,961
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,127,124
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,308,149
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,733,597
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	11,241,757
			39,926,588
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	826,319
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(t)		1,035,000	945,491
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		254,000	197,272
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		732,000	600,247
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	7,845,194
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,175,350
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,460,104
Essex Portfolio LP 5.5% 4/1/2034		833,000	836,920
Forestar Group Inc 6.5% 3/15/2033 (d)		2,160,000	2,141,847
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		2,160,000	2,030,594
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		660,000	599,343
Kennedy-Wilson Inc 4.75% 2/1/2030 (t)		1,830,000	1,624,125
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,449,716
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,861,190
			49,593,712
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,244,920
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	5,998,610
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,254,400
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,777,246
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,236,451
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,050,369
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,235,545
Sun Communities Operating LP 4.2% 4/15/2032		280,000	261,819
			28,059,360
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,001,197
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,093,288
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,489,988
Kite Realty Group Trust 4.75% 9/15/2030		764,000	752,584
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,272,543
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,464,282
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,272,176
			35,346,058
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,775,000	2,036,584
American Tower Corp 5.45% 2/15/2034		680,000	686,630
American Tower Corp 5.55% 7/15/2033		820,000	834,592
Iron Mountain Inc 6.25% 1/15/2033 (d)		1,765,000	1,781,577
			5,339,383
TOTAL REAL ESTATE			353,431,543

Utilities - 0.9%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,316,462
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		315,000	276,688
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		2,240,000	2,021,594
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		375,000	366,428
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,407,379
DPL Inc 4.35% 4/15/2029		210,000	202,115
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,721,763
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		2,680,000	2,341,364
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		8,750,000	7,461,571
Edison International 6.25% 3/15/2030 (t)		594,000	601,638
Edison International 7.875% 6/15/2054 (b)(t)		1,005,000	966,934
Edison International 8.125% 6/15/2053 (b)		1,015,000	1,002,745
Exelon Corp 3.35% 3/15/2032		8,005,000	7,268,045
Exelon Corp 4.1% 3/15/2052		2,730,000	2,030,425
NRG Energy Inc 3.375% 2/15/2029 (d)		1,130,000	1,055,652
NRG Energy Inc 3.625% 2/15/2031 (d)		930,000	843,333
NRG Energy Inc 5.25% 6/15/2029 (d)		1,200,000	1,185,871
NRG Energy Inc 5.75% 7/15/2029 (d)		2,185,000	2,161,464
NRG Energy Inc 6% 2/1/2033 (d)		1,270,000	1,258,502
NRG Energy Inc 6.25% 11/1/2034 (d)		1,945,000	1,945,659
PacifiCorp 7.375% 9/15/2055 (b)		1,756,000	1,786,606
PG&E Corp 5% 7/1/2028		2,750,000	2,683,194
PG&E Corp 5.25% 7/1/2030		2,325,000	2,255,858
PG&E Corp 7.375% 3/15/2055 (b)		2,111,000	2,067,123
Southern Co/The 1.875% 9/15/2081 (b)	EUR	2,385,000	2,583,512
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,075,000	2,068,952
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,500,000	1,501,368
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		1,220,000	1,219,192
Vistra Operations Co LLC 6.875% 4/15/2032 (d)(t)		1,420,000	1,477,286
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		825,000	874,778
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(t)		2,180,000	2,190,697
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,440,000	1,503,785
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		1,440,000	1,510,553
			77,158,536
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (d)		37,328,000	34,836,452
AES Corp/The 6.95% 7/15/2055 (b)		1,865,000	1,769,442
Alpha Generation LLC 6.75% 10/15/2032 (d)		590,000	601,547
Calpine Corp 4.625% 2/1/2029 (d)		775,000	755,313
Calpine Corp 5.125% 3/15/2028 (d)		910,000	902,090
Sunnova Energy Corp 5.875% 9/1/2026 (d)		3,450,000	1,026,375
			39,891,219
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029		13,668,000	12,796,631
NiSource Inc 5.25% 2/15/2043		4,623,000	4,226,729
NiSource Inc 5.8% 2/1/2042		2,300,000	2,210,809
NiSource Inc 5.95% 6/15/2041		3,281,000	3,243,412
Puget Energy Inc 4.1% 6/15/2030		12,516,000	11,918,694
Puget Energy Inc 4.224% 3/15/2032		23,786,000	21,917,656
Sempra 6% 10/15/2039		5,447,000	5,407,239
			61,721,170
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (d)		1,825,000	1,834,869
TOTAL UTILITIES			180,605,794

TOTAL UNITED STATES			4,049,209,296
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		265,000	267,609
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		910,000	906,360
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		440,000	436,920

TOTAL UZBEKISTAN			1,610,889
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		98,000	13,948
Petroleos de Venezuela SA 5.375% (f)(s)		353,900	41,523
Petroleos de Venezuela SA 6% (d)(f)		1,847,331	218,595
Petroleos de Venezuela SA 6% (d)(f)		1,619,833	192,153

TOTAL VENEZUELA			466,219
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		880,881	853,529
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		1,184,000	1,169,437
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,065,000	1,056,847
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		330,000	334,537
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,780,000	3,969,000

TOTAL ZAMBIA			6,529,821
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,662,511,884)			5,503,687,975

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	12,225	251,713
DigitalBridge Group Inc Series I, 7.15%	14,400	298,080
		549,793
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	22,800	467,400
Franklin BSP Realty Trust Inc 7.5%	18,900	381,213
MFA Financial Inc 7.5%	13,700	291,796
		1,140,409
TOTAL FINANCIALS		1,690,202

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	7,100	178,210
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	380,075
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,157
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	162,184
TOTAL REAL ESTATE		722,626

TOTAL UNITED STATES		2,412,828
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,730,900)		2,412,828

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(s)		1,486,000	1,491,280
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		1,515,000	1,539,594
TOTAL BRAZIL			3,030,874
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(m)		545,000	541,401
Banco de Credito e Inversiones SA 8.75% (b)(d)(m)		550,000	586,665
Banco del Estado de Chile 7.95% (b)(d)(m)		480,000	500,511

TOTAL CHILE			1,628,577
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(s)	EUR	3,955,000	4,011,703
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(s)	EUR	1,555,000	1,841,194
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(s)	EUR	4,700,000	5,277,080
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(m)		5,250,000	5,191,039
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(s)	EUR	6,000,000	6,404,437
Grand City Properties SA 1.5% (b)(m)(s)	EUR	6,000,000	6,623,456
			18,218,932
TOTAL GERMANY			23,496,012
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(s)		1,000,000	985,740
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(m)		350,000	351,192
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(m)(s)	EUR	1,780,000	2,080,001
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(m)		340,000	330,872
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(m)		902,000	914,251
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(m)		375,000	371,805
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		485,000	469,138
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		555,000	598,394
			2,353,588
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(m)		2,670,000	2,664,810
TOTAL MEXICO			5,018,398
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(m)		390,000	19,500
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(s)		615,000	601,158
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(s)	EUR	1,410,000	1,569,840
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(f)(m)(s)	EUR	2,605,000	2,036,922

TOTAL SWEDEN			3,606,762
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(s)		7,755,000	465,300
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(m)(s)		1,325,000	1,355,262
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (b)(m)(s)	EUR	4,415,000	5,014,450
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(m)	GBP	250,000	342,256
Barclays PLC 8.875% (b)(m)(s)	GBP	1,000,000	1,434,563
			1,776,819
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(m)(s)	GBP	1,015,000	1,104,238
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(s)	GBP	1,475,000	1,968,454
TOTAL UNITED KINGDOM			9,863,961
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(m)		1,410,000	1,415,274
Energy Transfer LP Series G, 7.125% (b)(m)		830,000	836,300
Mesquite Energy Inc 7.25% (f)(m)		4,592,000	45,920
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(m)		5,247,000	5,232,852
			7,530,346
Financials - 0.0%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(d)(m)		1,805,000	1,833,124
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(m)		2,495,000	2,184,732
Ally Financial Inc 4.7% (b)(m)		740,000	700,741
			2,885,473
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(m)		630,342	639,945
TOTAL FINANCIALS			5,358,542

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (b)(m)		2,828,000	2,749,291
Aircastle Ltd 5.25% (b)(d)(m)		2,985,000	2,996,528
			5,745,819
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(m)		405,000	365,688
TOTAL UNITED STATES			19,000,395
TOTAL PREFERRED SECURITIES (Cost $90,590,934)			77,686,901

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.3%
Fannie Mae 2% 11/1/2051	11,212,515	8,784,258
Fannie Mae 2% 3/1/2052	10,360,677	8,103,949
Fannie Mae 2.5% 1/1/2052	1,920,729	1,577,085
Fannie Mae 2.5% 4/1/2052	2,768,023	2,287,493
Fannie Mae 2.5% 5/1/2052	6,822,634	5,614,768
Fannie Mae 2.5% 6/1/2052	11,555,945	9,582,328
Fannie Mae 3% 6/1/2052	5,289,724	4,583,990
Fannie Mae 3.5% 7/1/2047	101,531	92,150
Fannie Mae 5.5% 2/1/2055	5,446,562	5,436,751
Fannie Mae 6.5% 7/1/2054	202,407	210,144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,578	5,734
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	1,473	1,513
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	768	781
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	2,056	2,103
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	6,418	6,620
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,340	1,378
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (b)(c)	2,293	2,356
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (b)(c)	10,005	10,259
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	3,077	3,158
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (b)(c)	4,173	4,296
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (b)(c)	7,872	8,174
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(c)	10,909	11,306
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (b)(c)	2,387	2,454
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	18,637	19,348
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	4,964	5,125
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	39,132	40,731
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	1,941	2,016
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (b)(c)	295,777	307,887
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	3,813	3,954
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	13,110	13,657
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	3,623	3,771
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (b)(c)	4,316	4,486
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	7,516	7,763
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	1,148	1,182
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	7,854	8,150
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	15,798	16,040
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	3,018	3,087
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	8,105	8,288
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (b)(c)	4,511	4,605
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (b)(c)	7,424	7,579
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	6,363,159	5,612,277
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	964,739	795,943
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	11,511,892	8,514,809
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,990,861	2,637,926
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,835,889	2,501,241
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,558,354	1,374,461
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	98,309	86,708
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	67,335	59,389
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	942,591	778,973
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,116,124	6,635,161
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	3,092,294	2,727,389
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	68,280	60,222
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	959,056	791,905
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	521,950	460,357
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	146,542	129,249
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	142,941	126,073
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	981,363	808,971
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	9,297,451	6,876,890
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	188,273	166,056
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	186,828	164,782
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	61,377	54,057
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,000,219	823,914
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	782,061	688,797
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	194,069	170,925
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	101,602	89,486
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	205,063	180,288
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	201,652	177,604
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	213,171	159,604
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	144,187	126,766
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	206,797	181,812
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	214,013	187,956
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,754,346	2,774,568
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,023,029	3,149,261
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	60,625	47,458
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,661,606	3,660,798
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	328,727	257,433
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	625,800	534,436
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,838,157	7,445,908
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,710,918	2,287,396
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,596,462	2,064,177
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,590,767	2,029,693
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,293,682	6,549,382
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,210,995	4,920,247
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	74,770	58,320
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,967	17,884
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	16,498,998	14,071,921
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,467,634	7,140,719
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,404,478	3,716,448
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,528,821	2,977,104
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,704,710	1,341,919
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,643,987	6,842,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,493,060	4,337,777
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,973,065	1,538,983
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,118,207	876,040
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	579,821	452,258
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	414,094	322,992
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	44,852	35,083
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	41,988	32,751
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,913,792	5,027,527
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	878,914	751,593
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,163,029	1,697,293
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	42,810	33,539
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,267,047	3,354,948
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,978,163	2,351,806
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,700,294	1,346,945
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,368,927	1,081,019
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	67,247	52,453
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,660,470	2,591,079
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	342,202	311,053
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	242,827	221,254
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	236,520	215,952
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	124,470	114,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,452,395	3,492,329
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,702,960	1,333,091
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	105,760	82,790
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	43,015	33,739
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	11,041,379	8,670,887
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,598,454	4,384,266
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,089
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	55,657,628	43,569,254
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,053,066	823,691
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	69,642	54,625
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,643,895	4,439,253
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,474,609	1,164,474
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,441,081	1,132,594
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,321,367	1,037,681
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	958,481	758,694
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,419,533	1,204,395
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	743,009	634,424
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	41,312,976	32,314,321
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	14,526,792	11,371,693
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,109,023	5,560,559
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,518,126	2,779,305
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,848,625	1,445,964
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	198,142	155,107
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,560	15,300
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	360,964	329,122
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	6,995,289	5,926,108
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	17,054,178	14,499,786
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	36,216,799	28,328,176
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	398,016	362,781
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,490,823	2,109,658
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	546,420	466,151
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	776,706	609,953
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	533,211	416,675
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	49,402	38,487
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,150,846	3,511,053
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,825,022	2,384,615
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,801,881	2,382,008
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	253,737	214,539
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (v)	30,126,397	23,639,682
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,829,473	1,440,702
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,501,896	1,178,513
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	628,502	494,353
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	348,362	275,096
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	206,153	161,507
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	168,872	132,300
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	49,319	38,638
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	23,667	18,541
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	17,936,406	15,324,127
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	4,306,630	3,640,199
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	558,354	471,552
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	58,870	46,194
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	899,322	702,311
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	463,714	362,129
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	58,028	45,316
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	865,401	676,902
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	502,583	392,484
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,080,622	1,034,088
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	14,559,097	13,519,460
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,677,526	2,205,175
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,926,137	1,576,710
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	703,748	579,598
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,061,408	1,016,163
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	968,171	927,732
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	645,628	586,804
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,600,453	2,286,649
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	15,721,086	13,055,763
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	13,745,833	11,252,159
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,613,487	1,327,838
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	967,513	797,436
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	208,468	202,390
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	694,401	665,089
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	297,685	283,736
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	78,172	74,479
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,654	4,470
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,539,079	4,196,512
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,200,475	1,944,437
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,531,669	1,338,453
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	532,207	466,735
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,691,665	12,844,991
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,483,463	8,670,080
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,615,237	5,444,088
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,129,133	4,221,081
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,931,244	1,847,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,191,452	4,012,585
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	553,585	527,407
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	5,663,934	5,414,830
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,127,459	5,865,628
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,265,471	3,527,648
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,822,065	3,158,552
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	106,262	86,985
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,456,741	1,361,822
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,173,975	1,097,481
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	594,455	569,357
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	487,698	454,854
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	176,801	144,561
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	816,341	722,181
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	263,295	218,574
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,263,532	2,694,941
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,069,318	1,023,696
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	43,573	35,777
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,055,222	6,714,727
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	941,777	779,755
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	979,236	940,434
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	916,602	808,727
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	730,826	643,941
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	725,255	639,867
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	371,334	324,883
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	147,666	129,270
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	104,430	86,757
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,769,009	16,405,053
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,535,349	14,447,364
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,817,954	8,916,286
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,199,672	6,799,266
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	6,249,877	5,151,223
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,359,099	4,391,913
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,641,911	2,177,494
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,488,130	4,559,398
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	12,909,057	10,704,344
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,024,099	1,788,623
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,743,708	2,412,221
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	746,242	657,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,249,600	6,020,516
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,061,191	3,367,588
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,333,445	1,280,017
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,441,566	3,905,768
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,392,670	9,379,294
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,208,106	7,580,798
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,914,213	7,338,843
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	927,836	759,514
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	296,107	242,389
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	4,733	4,581
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	31,344	30,237
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	8,178,582	7,783,428
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,587,556	1,510,852
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	579,852	522,876
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,696	44,690
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	37,938	34,437
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,611	12,239
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,641	11,487
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,720	11,444
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,274	10,151
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,328,313	6,302,507
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	745,762	638,691
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	4,897	4,727
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	1,419,011	1,353,111
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	6,153,446	5,770,910
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,444	10,308
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	3,004,868	2,649,043
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	8,103,674	7,047,838
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	33,450	29,018
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,444,094	2,100,064
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	126,264	121,835
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	11,508	11,105
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	753,318	731,948
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	332,779	300,439
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	274,635	247,720
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,308	9,295
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,857,632	3,400,827
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,711,955	3,272,400
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,422,580	1,224,339
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	8,135,517	7,008,161
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,363,887	4,613,897
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,069,025	4,366,599
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	722,742	620,557
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	71,309	61,717
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	52,249	45,221
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,970,152	1,909,203
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	17,704	17,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,578,759	2,454,165
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	733,326	698,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	4,239,897	3,968,370
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	13,260,973	11,413,010
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,148,921	3,564,920
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,605,230	2,240,961
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,206,065	1,900,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,461,418	1,253,883
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,298,409	1,265,577
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	25,380	24,577
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	186,813	180,119
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	9,901,805	9,549,291
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	515,451	501,270
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	161,724	152,681
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	98,369	88,592
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	92,655	83,403
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	82,916	74,440
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,795	47,774
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,252	6,501
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,183,847	2,757,081
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	14,050,449	12,072,712
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,442,412	6,392,495
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,887,085	4,197,654
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	813,031	696,302
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	772,331	663,618
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	723,997	620,391
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,051,916	1,014,223
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	417,757	404,310
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	357,336	344,052
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	226,184	218,519
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	131,006	121,961
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	152,056	137,166
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,969	6,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,371,046	1,208,692
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,894,117	5,957,096
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,638,250	3,126,131
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	25,890	24,970
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	89,475	84,471
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	62,155	59,569
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,532	5,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,804,720	2,475,226
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	27,357	23,698
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	16,328,030	14,149,609
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,953,888	5,155,823
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,307,382	2,842,353
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	10,816	10,455
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	493,427	443,622
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	99,942	90,063
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,561	25,711
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,300	13,658
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,092	7,320
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,614	6,821
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	50,966	45,220
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,239,825	1,093,785
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	820,698	710,691
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	440,607	379,345
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	85,635	82,781
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	162,821	153,157
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	22,829	20,518
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,213	5,571
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,446	3,967
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,533,329	3,040,947
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,598,033	2,509,962
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,513,045	1,472,440
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	42,742	40,459
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	174,598	164,235
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	91,627	82,854
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,337,572	4,617,115
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	4,300,754	3,708,821
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	179,337	168,693
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	21,226	20,092
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	73,260	66,926
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	115,180	103,316
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	116,161	102,405
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	35,705	31,477
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	11,366,796	9,828,971
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	5,174,199	4,466,092
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,037,574	2,620,922
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	166,417	160,775
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	137,678	132,935
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	571,205	544,678
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,186,124	3,087,539
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	230,833	208,273
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	48,545	43,583
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,753	15,901
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,400	6,634
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	81,508	75,560
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,720	1,593
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	199,367	184,429
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,839	18,025
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	564,383	511,714
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	117,009	105,980
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	61,161	55,396
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,927,204	1,752,173
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	455,892	408,362
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	10,945	10,205
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	638,363	590,778
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	194,960	180,357
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	56,733	52,487
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	10,058	9,286
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	23,128	21,006
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	397,132	360,940
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,810,090	1,647,392
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	34,918,188	31,801,437
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	373,654	362,154
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	34,955	32,277
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	23,975	22,060
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	3,176,084	2,833,039
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,915,009	1,853,079
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,229,199	1,139,623
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	49,357	45,750
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	18,909	17,465
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	39,123	35,619
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	21,775	19,764
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,484	13,146
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	426,403	386,611
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,238,465	1,194,931
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	26,463	24,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	956,454	855,241
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	125,564	115,950
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	474,952	424,098
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	291,355	268,741
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,079,476	980,762
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	14,694,780	13,263,748
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	136,100	125,441
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,712,321	2,461,747
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	974,071	885,909
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,901,525	3,504,511
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	6,277,391	6,060,654
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	8,216	7,603
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	375,871	346,596
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,807	6,295
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,530,152	2,283,756
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	17,004,093	15,183,444
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	37,941	34,870
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	9,187	8,344
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,211,544	2,007,233
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	69,847	63,394
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	54,229	49,219
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,003	46,291
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	38,919	35,324
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,773	15,224
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,535,941	4,197,514
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	6,058,435	5,441,936
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,525,873	1,360,588
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,872,055	1,808,589
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	587	545
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	243,718	225,800
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	84,674	78,612
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	242,255	224,576
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	49,488	45,755
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,958,063	1,780,842
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	995,533	905,429
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	51,270	46,534
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	701,805	625,784
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	83,638	79,100
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	148,989	137,788
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	131,333	121,614
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,343	13,273
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,697	10,869
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	5,295,857	4,821,500
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,167,982	1,062,999
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	463,163	441,925
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	48,509	46,203
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	46,710	44,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	18,069	17,224
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,443	13,774
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,263	13,620
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,251	11,673
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,791	8,384
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,135	5,846
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,990	3,791
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,267	2,192
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	409,983	391,004
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	7,004	6,638
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,771	2,715
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,360,506	2,244,728
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	28,935	27,399
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	5,478	5,197
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	2,039,936	1,916,549
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	6,659,849	6,184,180
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	130,636	121,928
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	121,175	115,794
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	69,615	66,175
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	29,499	28,164
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,263	26,113
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,273	13,640
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	600,224	571,590
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	396,901	377,894
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	23,017	21,858
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,385	7,036
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,323	2,248
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	28,781	27,358
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	17,667	16,742
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,405,365	1,336,955
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,525,885	2,384,646
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,105,717	1,979,667
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,709	18,449
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	401,385	376,731
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	933,102	890,484
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	131,489	125,741
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	103,429	99,008
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	91,984	87,613
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,587	82,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	81,639	77,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,088	75,492
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,805	75,308
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	71,236	67,939
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	66,491	63,196
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	62,457	59,560
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	57,289	54,496
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,401	50,952
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	41,566	39,587
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,601	36,680
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,877	33,392
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,538	32,915
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,154	25,806
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,766	22,862
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,836	15,004
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,523	5,271
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,002	4,752
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,090	1,036
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	358,440	341,441
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	195,314	186,001
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	167,835	159,657
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	8,054	7,634
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	12,084	11,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	10,816	10,293
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	180,042	168,041
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	22,462	20,972
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	209,309	199,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	93,943	89,670
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,613	13,935
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,305	12,694
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,321	7,918
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,644	6,378
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,896	5,636
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,684	5,422
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,505	5,257
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,177	4,965
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,969	4,752
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,937	4,705
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,377	4,137
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,040	2,904
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,470	1,407
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	132,485	125,999
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	70,617	67,145
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	57,592	54,872
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,904	15,126
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,820	10,305
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	56,625	53,358
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	547,101	514,009
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	38,437	35,956
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	105,732	98,685
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	384,042	366,497
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	57,967	55,271
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,851	17,144
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,844	17,018
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,201	9,707
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,385	6,105
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	304,619	289,538
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,810	27,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,618	13,039
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,078	4,839
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,815	4,572
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	45,755	43,293
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	538,424	501,819
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	86,323	80,569
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	12,834	12,396
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	50,425	48,029
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,903	22,797
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,815	20,721
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,220	17,307
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,084	12,428
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,448	11,865
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,914	10,457
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,548	9,106
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,633	8,244
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,418	4,213
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,053	2,914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	193,894	184,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,033	23,839
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,299	21,219
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,600	15,719
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,366	14,594
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,544	12,871
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,800	11,214
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	60,585	56,988
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	277,074	260,489
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	21,872,354	20,323,830
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	165,788	157,699
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	121,524	115,610
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,646	54,845
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	31,883	30,279
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,021	22,764
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,818	22,609
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,170	7,761
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,635	7,242
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,448	3,300
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	38,362	36,296
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,266,663	6,850,469
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	78,965	73,818
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	9,972,553	9,214,313
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,319,963	4,005,004
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,989	20,523
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	44,438	41,653
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,119,695	1,047,420
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	761,920	700,656
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	24,835	22,815
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	74,106	70,701
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	2,162,944	1,997,814
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	2,095,156	1,935,201
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,810	5,513
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,858	10,178
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	368,409	346,010
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	587,156	549,256
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	24,061	22,457
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	22,648	21,750
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,394	4,211
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,534	1,467
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	132,806	124,317
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	80,257	75,127
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	16,008	14,975
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	107,728	103,089
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	28,667	27,302
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,740	10,230
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	25,508	24,269
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,460	10,870
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,786	9,295
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,632	6,349
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,724	2,596
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	430,300	403,869
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	24,096	22,608
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	138,605	129,409
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	14,554	13,593
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	225,332	210,241
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	20,632	20,413
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,217	2,192
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,605	1,587
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	35,537	35,162
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,869	2,836
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,719	2,688
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,360	1,344
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	602	597
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	477,955	458,214
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	30,337	30,047
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	23,374	23,155
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	6,863	6,794
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	490	487
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	10,432	10,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,414	11,218
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	120,694	115,709
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	97,254	93,237
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	10,742	10,617
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,632	7,544
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,778	2,747
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	7,794	7,725
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	548,179	539,478
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	23,781	23,397
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,778	17,473
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,841	7,711
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	57,502	56,536
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,350	3,307
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,995	5,894
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,395	3,315
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	64,043	61,398
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,599	3,435
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	29,529	29,246
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	574	569
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	10,739	10,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,095	1,081
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	918	907
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,624	4,583
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	114,046	112,264
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	52,413	51,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,464	22,102
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,927	4,846
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,733	3,670
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,195	8,902
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,361	1,320
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	5,177,360	4,969,989
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	3,391,721	3,265,410
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,020,581	1,922,443
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	3,220	3,184
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	826,708	812,832
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	40,853	40,062
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,171	3,115
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,507,523	2,436,082
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,068,281	1,049,703
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	39,598	38,024
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	47,594	45,598
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	18,770	18,592
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	16,568	16,373
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	9,068	8,962
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	54,020	53,478
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	12,435	12,307
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	858	850
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,550,910	2,510,080
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	62,092	59,624
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	15,246	14,640
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,072	11,611
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	51,223	49,075
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	23,402	23,168
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	15,705	15,543
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	14,647	14,512
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,689	12,560
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,005	11,876
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,434	10,332
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	7,017	6,940
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,751	4,706
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	455,165	450,516
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	280,123	277,337
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	78,036	77,281
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	49,560	48,745
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	4,217	4,151
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,419	11,196
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,969	3,891
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,436	2,398
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,880	1,845
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	62,851	60,302
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	41,792	40,131
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,527	33,154
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,924	14,331
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	164,777	157,816
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	70,781	67,880
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	22,364	22,132
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	20,152	19,931
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,622	17,454
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,974	15,811
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,854	15,701
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,262	13,129
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,926	10,817
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,351	10,238
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,853	9,764
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,450	9,353
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,798	8,700
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,273	8,183
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,318	7,246
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,969	6,894
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,114	6,049
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,642	5,591
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,025	3,981
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,532	2,509
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,102	2,085
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	483	479
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	16,072	15,920
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,808,882	3,743,213
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,899	1,870
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	5,262	5,175
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	57,126	54,856
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,743	21,875
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,459	10,059
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	9,001	8,644
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	42,567	40,822
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	15,961	15,826
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	7,637	7,559
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	22,491	22,261
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,923	15,757
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	15,160	15,012
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	6,602	6,534
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,888	4,839
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,547	2,519
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	548,007	538,357
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	146,682	142,503
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	35,410	34,103
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	86,315	82,804
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,392	16,679
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,803	10,391
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	16,189	16,041
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	8,644	8,556
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,774	2,748
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,649	2,629
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,348	1,337
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	152,164	149,802
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	24,022	23,652
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,851	5,760
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,895	3,834
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,428	1,405
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,055	1,038
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,456	4,373
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	44,072	42,445
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	51,595	49,480
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,912	30,603
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,866	26,618
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,649	26,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,552	25,317
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,495	25,242
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,565	21,366
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,873	20,675
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,549	20,343
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,399	19,213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,020	17,850
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,986	17,806
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,275	17,103
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,654	16,503
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,607	15,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,785	14,661
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,159	13,032
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,971	11,850
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,884	10,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,533	10,437
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,210	10,110
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,293	8,217
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,863	7,789
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,952	6,895
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,761	6,698
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,991	5,937
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,909	5,853
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,718	3,684
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,178	3,147
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,867	2,841
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	348	345
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,552	1,528
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,446	1,424
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,882	3,824
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,308	2,268
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,382,522	1,322,827
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	19,255,954	18,340,266
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,931	34,587
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,675	33,365
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,544	32,250
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,929	31,603
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,811	25,564
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,370	22,156
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,880	20,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,471	20,286
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,728	19,525
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,799	18,621
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,337	17,165
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,964	15,818
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,687	15,538
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,389	13,258
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,374	13,242
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,724	9,631
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,721	9,621
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,183	9,089
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,057	8,983
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,650	7,578
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,077	7,005
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,705	6,639
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,720	5,662
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,259	4,220
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,681	3,648
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	47,180	46,705
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	43,851	43,370
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,199	2,175
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	203,586	200,168
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,295	8,170
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,083	2,043
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	267,718	263,188
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,376	21,466
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,154	5,899
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,832	14,872
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,730,863	5,613,781
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,955,100	1,915,157
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	8,051	8,094
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	609,189	612,493
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,068,826	4,979,525
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,605,582	4,511,489
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,897,741	2,837,634
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	11,300,213	10,988,127
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	3,124,209	3,059,405
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	885,063	889,866
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	563,358	566,528
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	3,545,839	3,507,470
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	275,960	277,301
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	3,299	3,318
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	68,337	68,281
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	13,509	13,472
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	2,011	2,022
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	3,448,475	3,403,885
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	18,613	18,705
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,379	6,410
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,439	2,451
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,136	1,142
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	96,258	96,824
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	75,953	75,890
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,619,699	5,650,017
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	432,800	435,136
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	989	995
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	54,315	54,271
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	61,378	61,697
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	47,227	47,473
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	33,159	33,332
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	3,038	3,054
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	17,559	17,647
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,135	16,216
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	115,621	115,381
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	54,231	54,187
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,547	2,561
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	166,455	166,318
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	44,921	44,828
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,991	5,986
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	384,870	380,134
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	232,942	230,076
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	180,924	178,698
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (b)	224,240	225,005
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	7,641,479	7,634,162
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	16,625,968	16,636,025
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,648,754	2,655,322
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,982,191	3,952,245
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	7,381,082	7,323,269
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,191,238	1,187,492
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	8,193,996	8,137,498
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	11,630,398	11,619,261
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,477,890	4,473,602
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	923,269	924,693
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	4,754,092	4,719,826
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,670,695	4,666,223
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,738,226	4,727,766
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,152,494	3,157,356
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,408,374	2,416,604
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,845,355	1,832,055
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,674,788	5,669,354
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	12,283,599	12,191,226
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	1,724	1,751
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(c)	1,653	1,680
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	1,346	1,369
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (b)(c)	742	753
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	868	884
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,513	1,556
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,098	3,234
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	574	598
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	62,549	65,534
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	4,195	4,403
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	58,366	61,232
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,633	4,862
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	50,416	52,436
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	22,870	23,801
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,563	3,725
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,218	3,363
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,277	2,382
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	646	673
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	568	591
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	367	383
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	353	369
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	272	284
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	57,760	60,437
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	9,213	9,655
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,343,228	1,375,883
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	66,128	68,739
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	19,268	20,073
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,755	8,064
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,469	1,536
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	757	792
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	251	263
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,395	9,849
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,474,016	8,614,247
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,718,300	4,828,583
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,747,479	1,790,508
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	686,023	703,559
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	22,636	23,739
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	75,128	77,961
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	11,013	11,546
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	16,617,062	16,970,406
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	6,027,963	6,195,700
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	29,598	30,742
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	20,961	21,994
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,682	1,765
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,873,021	2,907,852
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	4,289,467	4,392,742
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	12,623,314	12,776,350
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	883	915
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,220	1,274
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,554	3,718
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	72,936	76,466
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	10,549,163	10,677,054
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	6,232,457	6,370,827
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,996	3,116
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,537	2,652
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,466	1,527
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	36,149	37,755
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,010,201	6,135,654
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,421,978	4,508,752
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	10,967,086	11,100,043
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	4,590	4,783
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,373	3,518
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	483	503
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	346	361
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	130	132
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,795	10,280
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	21,996,777	22,534,636
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	133,694	140,232
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,507,673	1,539,143
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	10,819,550	11,011,579
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,311,238	9,528,872
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	6,353,368	6,430,391
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,490	2,594
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,732	1,803
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,646	1,716
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,442	1,505
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	74	77
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	138,403	143,663
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	14,647,804	14,820,807
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	3,227	3,300
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,059	4,224
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,597	2,709
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,181	1,235
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	625	653
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	515	536
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	70	72
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,305	5,560
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	6,298,932	6,410,727
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,471,262	2,519,756
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	12,072,415	12,215,000
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,921,943	1,970,469
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	222	234
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	7,032,934	7,288,036
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,427	4,672
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	14,599,092	15,008,878
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	9,423	9,940
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	6,016,489	6,234,722
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,609	8,946
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	88,532	92,228
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	635	671
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	158,739	164,928
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	284	300
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,369	1,445
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,114,421	2,173,110
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,434,656	3,576,950
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	412	437
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	682	712
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	6,272,197	6,513,916
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	3,546,792	3,646,071
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	24,570	25,530
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,647	4,826
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,088	10,526
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	308	325
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,593,429	4,722,004
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,427	2,561
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	555	586
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	74,822	77,913
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	58,792	61,194
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,916	14,496
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	297,402	309,105
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	234	247
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,009,690	5,194,535
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (b)	79,152	81,753
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	504	507
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	68	71
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	730	763
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	117	124
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	395	397
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	52	52
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	303	316
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	106	110
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	83	87
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	107	113
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	194	205
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	167	174
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	3	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	57	59
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	85	89
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	64	66
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	646	674
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	245	247
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	770	803
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	279	293
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	126	133
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	296	308
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	171	178
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	124	129
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	693	723
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	306	319
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	21	22
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	460	480
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	154	161
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	940	995
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	4,007	4,210
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	233	245
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	116	122
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	180	180
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	40	42
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	115	120
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	306	323
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	207	218
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,497	2,604
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	5,840	6,092
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	334	351
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	154	162
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,089	1,136
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	717	748
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,277	3,461
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,532	1,598
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	692	724
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	584	618
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	64	64
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,138	1,187
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	517	540
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	90	94
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	199	208
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	79	83
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	474	499
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	450	475
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	112	117
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,663	1,781
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	10	10
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	616	620
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	479	500
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	126	132
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	320	334
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	125	130
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	395	412
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	46	48
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,816	6,146
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,472	1,555
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	701	705
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	87	90
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	340	355
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	263	274
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	198	206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	53	56
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	945	986
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,564	1,636
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	142	148
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	118	123
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	66	69
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,188	1,256
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	430	435
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	468	479
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	442	451
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	229	233
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	169	173
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	160	164
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	157	161
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,113	1,165
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	151	157
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	281	287
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	209	213
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	144	146
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	128	130
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	143	146
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	77	81
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	371	389
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	146	150
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	112	115
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	278	285
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	108	112
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	533	564
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	179	182
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	146	149
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	486	506
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	337	356
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	187	187
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	638	650
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	202	206
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	140	144
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	506	516
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	162	163
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	217	220
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	306	315
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	105	107
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	88	90
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	90	92
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	381	396
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	6,146	6,300
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	132	139
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	334	342
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	99	100
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	436	454
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	224	232
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	27	29
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,290	3,493
Freddie Mac Gold Pool 1.5% 1/1/2036	3,735,514	3,294,706
Freddie Mac Gold Pool 1.5% 1/1/2051	11,411,396	8,440,477
Freddie Mac Gold Pool 1.5% 11/1/2035	3,930,175	3,466,396
Freddie Mac Gold Pool 1.5% 11/1/2035	242,248	213,661
Freddie Mac Gold Pool 1.5% 11/1/2050	99,041	74,061
Freddie Mac Gold Pool 1.5% 12/1/2035	2,990,341	2,637,467
Freddie Mac Gold Pool 1.5% 12/1/2040	574,111	474,038
Freddie Mac Gold Pool 1.5% 12/1/2050	70,576	52,775
Freddie Mac Gold Pool 1.5% 12/1/2050	30,216	22,623
Freddie Mac Gold Pool 1.5% 2/1/2036	2,752,807	2,427,964
Freddie Mac Gold Pool 1.5% 2/1/2036	178,522	157,456
Freddie Mac Gold Pool 1.5% 2/1/2041	988,376	814,666
Freddie Mac Gold Pool 1.5% 2/1/2051	11,590,465	8,572,925
Freddie Mac Gold Pool 1.5% 3/1/2036	112,929	99,603
Freddie Mac Gold Pool 1.5% 3/1/2041	1,003,800	826,700
Freddie Mac Gold Pool 1.5% 3/1/2051	9,222,540	6,821,483
Freddie Mac Gold Pool 1.5% 3/1/2051	25,158	18,836
Freddie Mac Gold Pool 1.5% 4/1/2036	193,668	170,573
Freddie Mac Gold Pool 1.5% 4/1/2041	4,145,851	3,415,673
Freddie Mac Gold Pool 1.5% 4/1/2041	1,023,933	842,627
Freddie Mac Gold Pool 1.5% 5/1/2036	199,795	175,969
Freddie Mac Gold Pool 1.5% 6/1/2036	201,883	177,807
Freddie Mac Gold Pool 1.5% 6/1/2051	59,905	44,852
Freddie Mac Gold Pool 1.5% 7/1/2035	4,164,276	3,688,488
Freddie Mac Gold Pool 1.5% 7/1/2036	164,880	144,960
Freddie Mac Gold Pool 1.5% 8/1/2035	3,269,906	2,896,304
Freddie Mac Gold Pool 1.5% 8/1/2036	123,340	108,438
Freddie Mac Gold Pool 2% 1/1/2051	4,000,168	3,137,615
Freddie Mac Gold Pool 2% 1/1/2051	127,320	99,667
Freddie Mac Gold Pool 2% 1/1/2052	689,126	537,515
Freddie Mac Gold Pool 2% 1/1/2052	635,814	495,336
Freddie Mac Gold Pool 2% 10/1/2041	18,424	15,546
Freddie Mac Gold Pool 2% 10/1/2050	1,655,245	1,296,774
Freddie Mac Gold Pool 2% 10/1/2050	59,772	46,827
Freddie Mac Gold Pool 2% 10/1/2051	8,285,174	6,514,183
Freddie Mac Gold Pool 2% 10/1/2051	1,447,429	1,143,011
Freddie Mac Gold Pool 2% 10/1/2051	462,713	365,397
Freddie Mac Gold Pool 2% 10/1/2051	72,891	57,151
Freddie Mac Gold Pool 2% 10/1/2051	68,173	53,238
Freddie Mac Gold Pool 2% 11/1/2041	3,326,796	2,803,913
Freddie Mac Gold Pool 2% 11/1/2041	1,673,040	1,411,003
Freddie Mac Gold Pool 2% 11/1/2050	19,016,676	15,100,350
Freddie Mac Gold Pool 2% 11/1/2050	6,319,699	4,951,063
Freddie Mac Gold Pool 2% 11/1/2050	137,064	107,381
Freddie Mac Gold Pool 2% 11/1/2050	88,673	69,470
Freddie Mac Gold Pool 2% 11/1/2050	15,532	12,188
Freddie Mac Gold Pool 2% 11/1/2051	7,497,634	5,894,983
Freddie Mac Gold Pool 2% 11/1/2051	4,919,521	3,866,415
Freddie Mac Gold Pool 2% 11/1/2051	1,988,140	1,557,575
Freddie Mac Gold Pool 2% 11/1/2051	1,691,140	1,335,465
Freddie Mac Gold Pool 2% 11/1/2051	1,520,919	1,186,310
Freddie Mac Gold Pool 2% 11/1/2051	745,369	581,385
Freddie Mac Gold Pool 2% 11/1/2051	669,990	529,080
Freddie Mac Gold Pool 2% 11/1/2051	515,133	401,801
Freddie Mac Gold Pool 2% 11/1/2051	407,917	322,125
Freddie Mac Gold Pool 2% 11/1/2051	63,824	49,783
Freddie Mac Gold Pool 2% 11/1/2051	20,225	15,776
Freddie Mac Gold Pool 2% 12/1/2035	333,775	304,436
Freddie Mac Gold Pool 2% 12/1/2051	5,701,671	4,502,515
Freddie Mac Gold Pool 2% 12/1/2051	1,021,736	806,848
Freddie Mac Gold Pool 2% 12/1/2051	494,266	390,313
Freddie Mac Gold Pool 2% 12/1/2051	478,457	376,035
Freddie Mac Gold Pool 2% 12/1/2051	472,495	371,054
Freddie Mac Gold Pool 2% 12/1/2051	264,153	206,946
Freddie Mac Gold Pool 2% 12/1/2051	167,799	130,725
Freddie Mac Gold Pool 2% 12/1/2051	142,165	110,755
Freddie Mac Gold Pool 2% 12/1/2051	78,107	60,923
Freddie Mac Gold Pool 2% 2/1/2036	329,777	300,480
Freddie Mac Gold Pool 2% 2/1/2036	283,692	258,490
Freddie Mac Gold Pool 2% 2/1/2041	1,588,297	1,348,591
Freddie Mac Gold Pool 2% 2/1/2042	2,123,460	1,785,972
Freddie Mac Gold Pool 2% 2/1/2051	12,933,328	10,124,317
Freddie Mac Gold Pool 2% 2/1/2051	8,353,211	6,632,937
Freddie Mac Gold Pool 2% 2/1/2051	247,896	194,055
Freddie Mac Gold Pool 2% 2/1/2051	71,501	56,016
Freddie Mac Gold Pool 2% 2/1/2052	15,209,154	11,943,875
Freddie Mac Gold Pool 2% 2/1/2052	6,680,242	5,250,225
Freddie Mac Gold Pool 2% 2/1/2052	1,078,862	840,496
Freddie Mac Gold Pool 2% 3/1/2036	243,918	222,020
Freddie Mac Gold Pool 2% 3/1/2041	1,768,872	1,510,756
Freddie Mac Gold Pool 2% 3/1/2051	21,599,824	16,908,522
Freddie Mac Gold Pool 2% 3/1/2051	4,125,679	3,237,351
Freddie Mac Gold Pool 2% 3/1/2051	853,750	667,789
Freddie Mac Gold Pool 2% 4/1/2041	17,105	14,504
Freddie Mac Gold Pool 2% 4/1/2042 (y)	8,833,797	7,505,864
Freddie Mac Gold Pool 2% 4/1/2051	3,224,315	2,522,005
Freddie Mac Gold Pool 2% 4/1/2051	1,002,981	784,515
Freddie Mac Gold Pool 2% 4/1/2052	315,472	246,066
Freddie Mac Gold Pool 2% 5/1/2036	429,151	391,026
Freddie Mac Gold Pool 2% 5/1/2041	1,476,173	1,250,216
Freddie Mac Gold Pool 2% 5/1/2051	21,684,839	16,961,519
Freddie Mac Gold Pool 2% 5/1/2051	19,826,273	15,712,238
Freddie Mac Gold Pool 2% 5/1/2051	1,497,813	1,172,500
Freddie Mac Gold Pool 2% 5/1/2051	965,921	757,640
Freddie Mac Gold Pool 2% 5/1/2051	779,632	615,906
Freddie Mac Gold Pool 2% 5/1/2051	407,529	319,654
Freddie Mac Gold Pool 2% 6/1/2035	23,648,916	21,562,767
Freddie Mac Gold Pool 2% 6/1/2041	2,461,149	2,084,199
Freddie Mac Gold Pool 2% 6/1/2050	49,720,351	39,045,804
Freddie Mac Gold Pool 2% 6/1/2050	5,520,054	4,364,270
Freddie Mac Gold Pool 2% 6/1/2051	51,422	40,221
Freddie Mac Gold Pool 2% 6/1/2052	1,211,922	946,430
Freddie Mac Gold Pool 2% 7/1/2041	10,316,855	8,779,909
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2050	147,626	115,840
Freddie Mac Gold Pool 2% 7/1/2050	62,593	49,155
Freddie Mac Gold Pool 2% 7/1/2051	433,102	342,014
Freddie Mac Gold Pool 2% 8/1/2051	980,872	768,448
Freddie Mac Gold Pool 2% 8/1/2051	457,696	357,430
Freddie Mac Gold Pool 2% 8/1/2051	32,451	25,342
Freddie Mac Gold Pool 2% 8/1/2051	24,097	18,818
Freddie Mac Gold Pool 2% 8/1/2052	1,806,505	1,409,066
Freddie Mac Gold Pool 2% 8/1/2052	32,541	25,351
Freddie Mac Gold Pool 2% 9/1/2050	42,223,695	33,132,228
Freddie Mac Gold Pool 2% 9/1/2050	310,460	243,224
Freddie Mac Gold Pool 2% 9/1/2050	43,062	33,790
Freddie Mac Gold Pool 2% 9/1/2051	19,918	15,504
Freddie Mac Gold Pool 2.5% 1/1/2041	3,503,449	3,081,222
Freddie Mac Gold Pool 2.5% 1/1/2042	2,292,753	2,000,683
Freddie Mac Gold Pool 2.5% 1/1/2052	7,996,004	6,575,409
Freddie Mac Gold Pool 2.5% 1/1/2052	2,153,179	1,779,386
Freddie Mac Gold Pool 2.5% 10/1/2041	1,122,204	981,275
Freddie Mac Gold Pool 2.5% 10/1/2050	2,177,859	1,803,865
Freddie Mac Gold Pool 2.5% 10/1/2051	2,550,643	2,099,082
Freddie Mac Gold Pool 2.5% 11/1/2031	906,123	867,459
Freddie Mac Gold Pool 2.5% 11/1/2041	728,493	638,866
Freddie Mac Gold Pool 2.5% 11/1/2041	617,263	542,399
Freddie Mac Gold Pool 2.5% 11/1/2050	1,655,332	1,376,759
Freddie Mac Gold Pool 2.5% 11/1/2051	2,587,235	2,117,877
Freddie Mac Gold Pool 2.5% 12/1/2050	1,509,307	1,253,894
Freddie Mac Gold Pool 2.5% 12/1/2051	6,714,116	5,548,542
Freddie Mac Gold Pool 2.5% 12/1/2051	5,330,141	4,386,503
Freddie Mac Gold Pool 2.5% 12/1/2051	1,779,174	1,456,408
Freddie Mac Gold Pool 2.5% 2/1/2030	222,140	215,088
Freddie Mac Gold Pool 2.5% 2/1/2035	1,191,757	1,111,498
Freddie Mac Gold Pool 2.5% 2/1/2042	2,224,251	1,952,497
Freddie Mac Gold Pool 2.5% 2/1/2051	6,270,115	5,209,051
Freddie Mac Gold Pool 2.5% 2/1/2051	4,787,194	3,942,670
Freddie Mac Gold Pool 2.5% 2/1/2052	3,487,193	2,851,301
Freddie Mac Gold Pool 2.5% 3/1/2032	4,037,825	3,862,162
Freddie Mac Gold Pool 2.5% 3/1/2050	1,907,207	1,574,923
Freddie Mac Gold Pool 2.5% 3/1/2051	4,500,174	3,706,284
Freddie Mac Gold Pool 2.5% 4/1/2042	471,049	411,955
Freddie Mac Gold Pool 2.5% 4/1/2047	3,506,175	2,909,553
Freddie Mac Gold Pool 2.5% 4/1/2052	2,594,593	2,149,035
Freddie Mac Gold Pool 2.5% 5/1/2035	3,119,251	2,909,183
Freddie Mac Gold Pool 2.5% 5/1/2041	4,761,509	4,207,947
Freddie Mac Gold Pool 2.5% 5/1/2051	26,267,123	21,797,428
Freddie Mac Gold Pool 2.5% 5/1/2052	7,348,609	6,077,479
Freddie Mac Gold Pool 2.5% 6/1/2031	853,728	820,880
Freddie Mac Gold Pool 2.5% 6/1/2040	373,534	331,627
Freddie Mac Gold Pool 2.5% 6/1/2041	558,303	491,238
Freddie Mac Gold Pool 2.5% 7/1/2032	1,285,844	1,227,922
Freddie Mac Gold Pool 2.5% 7/1/2036	2,990,490	2,776,010
Freddie Mac Gold Pool 2.5% 7/1/2051	4,102,378	3,392,767
Freddie Mac Gold Pool 2.5% 7/1/2051	4,042,166	3,342,970
Freddie Mac Gold Pool 2.5% 8/1/2032	2,847,557	2,719,327
Freddie Mac Gold Pool 2.5% 8/1/2041	506,846	446,243
Freddie Mac Gold Pool 2.5% 9/1/2041	1,120,713	985,588
Freddie Mac Gold Pool 2.5% 9/1/2051	52,323	42,831
Freddie Mac Gold Pool 3% 1/1/2034	67,247	64,408
Freddie Mac Gold Pool 3% 1/1/2043	48,381	43,665
Freddie Mac Gold Pool 3% 1/1/2052	1,937,779	1,665,018
Freddie Mac Gold Pool 3% 1/1/2052	766,764	658,835
Freddie Mac Gold Pool 3% 10/1/2042	39,506	35,504
Freddie Mac Gold Pool 3% 10/1/2049	3,296,354	2,847,297
Freddie Mac Gold Pool 3% 10/1/2051	2,019,287	1,738,208
Freddie Mac Gold Pool 3% 10/1/2051	778,525	668,940
Freddie Mac Gold Pool 3% 11/1/2042	8,157	7,393
Freddie Mac Gold Pool 3% 11/1/2049	26,068,941	22,672,393
Freddie Mac Gold Pool 3% 11/1/2050	957,107	823,731
Freddie Mac Gold Pool 3% 11/1/2051	3,055,579	2,625,477
Freddie Mac Gold Pool 3% 11/1/2051	753,540	647,472
Freddie Mac Gold Pool 3% 12/1/2030	382,139	371,172
Freddie Mac Gold Pool 3% 12/1/2032	1,069,533	1,036,442
Freddie Mac Gold Pool 3% 12/1/2033	33,399	32,031
Freddie Mac Gold Pool 3% 12/1/2042	892,460	806,366
Freddie Mac Gold Pool 3% 12/1/2050	7,795,896	6,709,511
Freddie Mac Gold Pool 3% 2/1/2033	373,855	363,571
Freddie Mac Gold Pool 3% 2/1/2033	109,415	105,611
Freddie Mac Gold Pool 3% 2/1/2037	353,811	330,450
Freddie Mac Gold Pool 3% 2/1/2037	19,924	18,671
Freddie Mac Gold Pool 3% 2/1/2043	59,313	53,832
Freddie Mac Gold Pool 3% 2/1/2043	27,839	25,152
Freddie Mac Gold Pool 3% 2/1/2043	16,738	14,998
Freddie Mac Gold Pool 3% 2/1/2052	803,710	688,696
Freddie Mac Gold Pool 3% 2/1/2052	753,815	646,766
Freddie Mac Gold Pool 3% 2/1/2052	542,363	464,749
Freddie Mac Gold Pool 3% 3/1/2033	64,083	61,856
Freddie Mac Gold Pool 3% 3/1/2033	29,327	28,272
Freddie Mac Gold Pool 3% 3/1/2043	61,892	55,883
Freddie Mac Gold Pool 3% 3/1/2048	385,698	335,686
Freddie Mac Gold Pool 3% 3/1/2050	5,968,390	5,147,865
Freddie Mac Gold Pool 3% 3/1/2052	5,590,688	4,801,123
Freddie Mac Gold Pool 3% 3/1/2052	974,583	835,117
Freddie Mac Gold Pool 3% 4/1/2032	22,719	22,046
Freddie Mac Gold Pool 3% 4/1/2032	8,205	7,969
Freddie Mac Gold Pool 3% 4/1/2034	455,637	436,401
Freddie Mac Gold Pool 3% 4/1/2043	25,711	23,229
Freddie Mac Gold Pool 3% 4/1/2046	102,831	90,709
Freddie Mac Gold Pool 3% 4/1/2046	85,395	75,328
Freddie Mac Gold Pool 3% 4/1/2050	5,983,994	5,161,323
Freddie Mac Gold Pool 3% 4/1/2050	2,755,228	2,385,914
Freddie Mac Gold Pool 3% 4/1/2052	5,130,570	4,450,078
Freddie Mac Gold Pool 3% 5/1/2033	34,834	33,753
Freddie Mac Gold Pool 3% 5/1/2045	28,511	25,296
Freddie Mac Gold Pool 3% 5/1/2046	1,587,604	1,400,441
Freddie Mac Gold Pool 3% 5/1/2046	247,063	217,936
Freddie Mac Gold Pool 3% 5/1/2051	2,787,768	2,400,154
Freddie Mac Gold Pool 3% 5/1/2052	6,612,135	5,686,579
Freddie Mac Gold Pool 3% 6/1/2046	1,565,047	1,380,543
Freddie Mac Gold Pool 3% 6/1/2052	3,903,830	3,353,718
Freddie Mac Gold Pool 3% 6/1/2052	3,185,323	2,729,493
Freddie Mac Gold Pool 3% 7/1/2032	43,562	42,169
Freddie Mac Gold Pool 3% 7/1/2043	127,842	115,225
Freddie Mac Gold Pool 3% 7/1/2043	31,435	28,302
Freddie Mac Gold Pool 3% 7/1/2045	64,768	57,254
Freddie Mac Gold Pool 3% 7/1/2045	22,771	20,257
Freddie Mac Gold Pool 3% 8/1/2032	50,177	48,589
Freddie Mac Gold Pool 3% 8/1/2032	34,309	33,203
Freddie Mac Gold Pool 3% 8/1/2042	11,332	10,254
Freddie Mac Gold Pool 3% 8/1/2042	8,722	7,859
Freddie Mac Gold Pool 3% 8/1/2045	30,416	26,896
Freddie Mac Gold Pool 3% 8/1/2045	16,894	14,934
Freddie Mac Gold Pool 3% 9/1/2049	43,255	37,714
Freddie Mac Gold Pool 3% 9/1/2051	2,693,197	2,316,628
Freddie Mac Gold Pool 3% 9/1/2051	796,316	684,226
Freddie Mac Gold Pool 3% 9/1/2051	713,415	611,267
Freddie Mac Gold Pool 3.5% 1/1/2032	7,797	7,619
Freddie Mac Gold Pool 3.5% 1/1/2044	3,957,415	3,667,660
Freddie Mac Gold Pool 3.5% 1/1/2044	2,003,932	1,855,823
Freddie Mac Gold Pool 3.5% 1/1/2045	1,496,889	1,386,761
Freddie Mac Gold Pool 3.5% 1/1/2046	6,038	5,505
Freddie Mac Gold Pool 3.5% 1/1/2048	3,346,795	3,020,872
Freddie Mac Gold Pool 3.5% 1/1/2048	16,256	14,780
Freddie Mac Gold Pool 3.5% 10/1/2040	105,784	96,865
Freddie Mac Gold Pool 3.5% 10/1/2042	39,350	36,457
Freddie Mac Gold Pool 3.5% 10/1/2042	5,359	4,955
Freddie Mac Gold Pool 3.5% 10/1/2047	58,080	52,860
Freddie Mac Gold Pool 3.5% 10/1/2051	3,293,344	2,957,188
Freddie Mac Gold Pool 3.5% 11/1/2033	2,211,156	2,140,318
Freddie Mac Gold Pool 3.5% 11/1/2033	484,492	468,446
Freddie Mac Gold Pool 3.5% 11/1/2040	221,349	202,548
Freddie Mac Gold Pool 3.5% 11/1/2045	1,745,220	1,590,985
Freddie Mac Gold Pool 3.5% 11/1/2045	34,560	31,367
Freddie Mac Gold Pool 3.5% 11/1/2045	27,228	24,822
Freddie Mac Gold Pool 3.5% 11/1/2047	400,431	364,439
Freddie Mac Gold Pool 3.5% 11/1/2047	29,472	26,821
Freddie Mac Gold Pool 3.5% 12/1/2033	119,659	116,351
Freddie Mac Gold Pool 3.5% 12/1/2040	215,655	197,338
Freddie Mac Gold Pool 3.5% 12/1/2047	94,475	85,894
Freddie Mac Gold Pool 3.5% 2/1/2034	2,333,793	2,270,073
Freddie Mac Gold Pool 3.5% 2/1/2034	2,096,697	2,021,336
Freddie Mac Gold Pool 3.5% 2/1/2043	2,346,959	2,173,336
Freddie Mac Gold Pool 3.5% 2/1/2043	177,420	164,741
Freddie Mac Gold Pool 3.5% 2/1/2043	72,307	67,569
Freddie Mac Gold Pool 3.5% 2/1/2046	1,170,087	1,066,680
Freddie Mac Gold Pool 3.5% 2/1/2052	831,450	744,505
Freddie Mac Gold Pool 3.5% 3/1/2032	2,446,867	2,390,161
Freddie Mac Gold Pool 3.5% 3/1/2045	580,027	531,666
Freddie Mac Gold Pool 3.5% 3/1/2045	151,786	139,375
Freddie Mac Gold Pool 3.5% 3/1/2045	106,688	98,008
Freddie Mac Gold Pool 3.5% 3/1/2045	52,834	48,654
Freddie Mac Gold Pool 3.5% 3/1/2046	2,516,705	2,298,223
Freddie Mac Gold Pool 3.5% 3/1/2047	26,665	24,184
Freddie Mac Gold Pool 3.5% 3/1/2052 (w)	6,388,257	5,718,233
Freddie Mac Gold Pool 3.5% 3/1/2052	2,510,137	2,248,512
Freddie Mac Gold Pool 3.5% 3/1/2052	2,323,433	2,077,564
Freddie Mac Gold Pool 3.5% 4/1/2033	1,178,526	1,148,884
Freddie Mac Gold Pool 3.5% 4/1/2037	13,468	12,749
Freddie Mac Gold Pool 3.5% 4/1/2040	262,404	244,853
Freddie Mac Gold Pool 3.5% 4/1/2042	1,561,814	1,453,773
Freddie Mac Gold Pool 3.5% 4/1/2042	97,748	90,855
Freddie Mac Gold Pool 3.5% 4/1/2042	14,999	13,940
Freddie Mac Gold Pool 3.5% 4/1/2043	217,296	200,937
Freddie Mac Gold Pool 3.5% 4/1/2043	94,629	87,622
Freddie Mac Gold Pool 3.5% 4/1/2046	1,280,093	1,165,765
Freddie Mac Gold Pool 3.5% 4/1/2046	388,206	352,806
Freddie Mac Gold Pool 3.5% 4/1/2052	2,703,010	2,434,712
Freddie Mac Gold Pool 3.5% 5/1/2033	39,283	38,262
Freddie Mac Gold Pool 3.5% 5/1/2034	141,334	137,044
Freddie Mac Gold Pool 3.5% 5/1/2034	23,103	22,407
Freddie Mac Gold Pool 3.5% 5/1/2040	540,760	505,024
Freddie Mac Gold Pool 3.5% 5/1/2040	98,612	91,989
Freddie Mac Gold Pool 3.5% 5/1/2045	513,393	469,837
Freddie Mac Gold Pool 3.5% 5/1/2045	71,036	65,007
Freddie Mac Gold Pool 3.5% 5/1/2045	38,283	34,899
Freddie Mac Gold Pool 3.5% 5/1/2045	17,257	15,732
Freddie Mac Gold Pool 3.5% 5/1/2045	6,359	5,785
Freddie Mac Gold Pool 3.5% 5/1/2046	2,672,379	2,440,382
Freddie Mac Gold Pool 3.5% 5/1/2046	1,271,092	1,157,567
Freddie Mac Gold Pool 3.5% 5/1/2046	561,745	510,521
Freddie Mac Gold Pool 3.5% 5/1/2052	1,005,801	894,652
Freddie Mac Gold Pool 3.5% 6/1/2032	1,298,489	1,267,573
Freddie Mac Gold Pool 3.5% 6/1/2040	469,573	429,982
Freddie Mac Gold Pool 3.5% 6/1/2045	2,132,697	1,944,219
Freddie Mac Gold Pool 3.5% 6/1/2045	618,244	562,447
Freddie Mac Gold Pool 3.5% 6/1/2045	122,056	111,460
Freddie Mac Gold Pool 3.5% 6/1/2045	98,899	90,902
Freddie Mac Gold Pool 3.5% 7/1/2032	1,116,543	1,089,977
Freddie Mac Gold Pool 3.5% 7/1/2032	316,733	309,127
Freddie Mac Gold Pool 3.5% 7/1/2040	67,527	61,834
Freddie Mac Gold Pool 3.5% 7/1/2042	2,189,326	2,027,652
Freddie Mac Gold Pool 3.5% 7/1/2047	958,728	872,554
Freddie Mac Gold Pool 3.5% 8/1/2034	236,254	228,969
Freddie Mac Gold Pool 3.5% 8/1/2034	17,867	17,321
Freddie Mac Gold Pool 3.5% 8/1/2040	307,023	281,137
Freddie Mac Gold Pool 3.5% 8/1/2042	1,238,320	1,147,572
Freddie Mac Gold Pool 3.5% 8/1/2047	1,487,417	1,353,722
Freddie Mac Gold Pool 3.5% 8/1/2047	170,604	155,270
Freddie Mac Gold Pool 3.5% 8/1/2047	117,166	106,634
Freddie Mac Gold Pool 3.5% 8/1/2051	4,263,367	3,829,532
Freddie Mac Gold Pool 3.5% 9/1/2040	231,292	210,417
Freddie Mac Gold Pool 3.5% 9/1/2042	3,360,872	3,110,431
Freddie Mac Gold Pool 3.5% 9/1/2042	2,773,045	2,564,797
Freddie Mac Gold Pool 3.5% 9/1/2042	2,123	1,963
Freddie Mac Gold Pool 3.5% 9/1/2046	454,517	414,349
Freddie Mac Gold Pool 3.5% 9/1/2046	71,554	64,962
Freddie Mac Gold Pool 3.5% 9/1/2047	33,032	30,063
Freddie Mac Gold Pool 3.5% 9/1/2047	27,087	24,652
Freddie Mac Gold Pool 4% 1/1/2041	1,250,661	1,195,110
Freddie Mac Gold Pool 4% 1/1/2041	28,686	27,517
Freddie Mac Gold Pool 4% 1/1/2041	6,911	6,587
Freddie Mac Gold Pool 4% 1/1/2043	9,346	8,852
Freddie Mac Gold Pool 4% 1/1/2044	34,570	32,648
Freddie Mac Gold Pool 4% 1/1/2044	28,120	26,617
Freddie Mac Gold Pool 4% 10/1/2041	451,396	430,144
Freddie Mac Gold Pool 4% 10/1/2041	54,051	51,547
Freddie Mac Gold Pool 4% 10/1/2041	50,213	47,910
Freddie Mac Gold Pool 4% 10/1/2041	27,005	25,774
Freddie Mac Gold Pool 4% 10/1/2042	17,865	16,983
Freddie Mac Gold Pool 4% 10/1/2042	7,211	6,931
Freddie Mac Gold Pool 4% 10/1/2042	4,947	4,687
Freddie Mac Gold Pool 4% 10/1/2043	91,380	86,524
Freddie Mac Gold Pool 4% 10/1/2043	36,426	34,403
Freddie Mac Gold Pool 4% 10/1/2043	12,313	11,682
Freddie Mac Gold Pool 4% 10/1/2043	10,092	9,534
Freddie Mac Gold Pool 4% 10/1/2052	4,433,526	4,114,444
Freddie Mac Gold Pool 4% 11/1/2041	76,609	72,915
Freddie Mac Gold Pool 4% 11/1/2041	15,879	15,212
Freddie Mac Gold Pool 4% 11/1/2041	2,093	1,996
Freddie Mac Gold Pool 4% 11/1/2042	1,250,895	1,191,060
Freddie Mac Gold Pool 4% 11/1/2042	828,206	789,984
Freddie Mac Gold Pool 4% 11/1/2042	76,609	72,832
Freddie Mac Gold Pool 4% 11/1/2042	65,769	62,394
Freddie Mac Gold Pool 4% 11/1/2042	31,812	30,237
Freddie Mac Gold Pool 4% 11/1/2042	23,943	22,688
Freddie Mac Gold Pool 4% 11/1/2042	2,437	2,363
Freddie Mac Gold Pool 4% 11/1/2043	212,056	201,254
Freddie Mac Gold Pool 4% 11/1/2045	117,207	109,857
Freddie Mac Gold Pool 4% 11/1/2047	1,020,969	953,756
Freddie Mac Gold Pool 4% 11/1/2051	36,487	34,055
Freddie Mac Gold Pool 4% 12/1/2040	14,025	13,440
Freddie Mac Gold Pool 4% 12/1/2040	6,130	5,861
Freddie Mac Gold Pool 4% 12/1/2040	5,762	5,510
Freddie Mac Gold Pool 4% 12/1/2042	911,732	868,678
Freddie Mac Gold Pool 4% 12/1/2042	26,689	25,319
Freddie Mac Gold Pool 4% 12/1/2042	14,495	13,834
Freddie Mac Gold Pool 4% 12/1/2045	1,585,701	1,488,248
Freddie Mac Gold Pool 4% 12/1/2045	404,790	384,298
Freddie Mac Gold Pool 4% 12/1/2047	4,032,800	3,767,310
Freddie Mac Gold Pool 4% 2/1/2041	325,562	310,252
Freddie Mac Gold Pool 4% 2/1/2042	1,925,112	1,831,060
Freddie Mac Gold Pool 4% 2/1/2042	31,619	30,177
Freddie Mac Gold Pool 4% 2/1/2042	625	600
Freddie Mac Gold Pool 4% 2/1/2043	53,429	50,663
Freddie Mac Gold Pool 4% 2/1/2043	47,193	44,711
Freddie Mac Gold Pool 4% 2/1/2043	30,467	28,871
Freddie Mac Gold Pool 4% 2/1/2043	20,269	19,184
Freddie Mac Gold Pool 4% 2/1/2044	36,989	35,004
Freddie Mac Gold Pool 4% 2/1/2044	20,188	19,148
Freddie Mac Gold Pool 4% 2/1/2044	15,002	14,153
Freddie Mac Gold Pool 4% 2/1/2045	870,573	823,022
Freddie Mac Gold Pool 4% 2/1/2046	104,078	97,487
Freddie Mac Gold Pool 4% 2/1/2046	52,196	48,891
Freddie Mac Gold Pool 4% 2/1/2046	22,353	20,979
Freddie Mac Gold Pool 4% 2/1/2048	1,204,365	1,123,949
Freddie Mac Gold Pool 4% 2/1/2048	68,299	63,930
Freddie Mac Gold Pool 4% 2/1/2052	20,297	18,944
Freddie Mac Gold Pool 4% 2/1/2052	15,948	14,885
Freddie Mac Gold Pool 4% 2/1/2053	3,195,488	2,961,513
Freddie Mac Gold Pool 4% 3/1/2042	38,531	36,764
Freddie Mac Gold Pool 4% 3/1/2042	37,684	35,837
Freddie Mac Gold Pool 4% 3/1/2042	8,117	7,696
Freddie Mac Gold Pool 4% 3/1/2043	16,586	15,804
Freddie Mac Gold Pool 4% 3/1/2043	9,566	9,057
Freddie Mac Gold Pool 4% 3/1/2044	33,284	31,439
Freddie Mac Gold Pool 4% 4/1/2040	1,025	991
Freddie Mac Gold Pool 4% 4/1/2042	512,494	487,360
Freddie Mac Gold Pool 4% 4/1/2042	396,430	377,599
Freddie Mac Gold Pool 4% 4/1/2042	15,104	14,322
Freddie Mac Gold Pool 4% 4/1/2042	13,875	13,287
Freddie Mac Gold Pool 4% 4/1/2042	11,995	11,390
Freddie Mac Gold Pool 4% 4/1/2042	11,027	10,549
Freddie Mac Gold Pool 4% 4/1/2043	653,637	621,206
Freddie Mac Gold Pool 4% 4/1/2043	32,822	31,180
Freddie Mac Gold Pool 4% 4/1/2043	9,608	9,231
Freddie Mac Gold Pool 4% 4/1/2046	328,558	308,160
Freddie Mac Gold Pool 4% 4/1/2048	245,352	228,969
Freddie Mac Gold Pool 4% 4/1/2048	205,231	191,335
Freddie Mac Gold Pool 4% 4/1/2048	110,767	103,267
Freddie Mac Gold Pool 4% 4/1/2048	44,254	41,258
Freddie Mac Gold Pool 4% 4/1/2048	20,739	19,335
Freddie Mac Gold Pool 4% 4/1/2052	39,805	37,152
Freddie Mac Gold Pool 4% 4/1/2052	26,467	24,703
Freddie Mac Gold Pool 4% 5/1/2037	2,129,345	2,046,312
Freddie Mac Gold Pool 4% 5/1/2042	66,260	63,238
Freddie Mac Gold Pool 4% 5/1/2043	40,169	38,033
Freddie Mac Gold Pool 4% 5/1/2043	13,259	12,539
Freddie Mac Gold Pool 4% 5/1/2043	11,256	10,642
Freddie Mac Gold Pool 4% 5/1/2043	11,205	10,595
Freddie Mac Gold Pool 4% 5/1/2043	4,350	4,120
Freddie Mac Gold Pool 4% 5/1/2045	1,859,033	1,772,785
Freddie Mac Gold Pool 4% 5/1/2045	65,045	61,187
Freddie Mac Gold Pool 4% 5/1/2048	2,850,555	2,666,459
Freddie Mac Gold Pool 4% 6/1/2041	19,435	18,498
Freddie Mac Gold Pool 4% 6/1/2041	3,451	3,366
Freddie Mac Gold Pool 4% 6/1/2042	22,751	21,653
Freddie Mac Gold Pool 4% 6/1/2043	37,150	35,437
Freddie Mac Gold Pool 4% 6/1/2043	17,019	16,102
Freddie Mac Gold Pool 4% 6/1/2050	518,663	480,808
Freddie Mac Gold Pool 4% 6/1/2052	20,389	19,030
Freddie Mac Gold Pool 4% 7/1/2041	184,305	175,376
Freddie Mac Gold Pool 4% 7/1/2042	567,498	538,815
Freddie Mac Gold Pool 4% 7/1/2043	84,294	79,803
Freddie Mac Gold Pool 4% 7/1/2043	76,405	72,546
Freddie Mac Gold Pool 4% 7/1/2043	53,771	51,042
Freddie Mac Gold Pool 4% 7/1/2043	34,275	32,401
Freddie Mac Gold Pool 4% 7/1/2043	24,129	22,817
Freddie Mac Gold Pool 4% 7/1/2043	20,884	19,740
Freddie Mac Gold Pool 4% 7/1/2043	6,143	5,808
Freddie Mac Gold Pool 4% 7/1/2044	1,365,173	1,303,124
Freddie Mac Gold Pool 4% 7/1/2052	33,425	31,197
Freddie Mac Gold Pool 4% 8/1/2043	43,528	41,198
Freddie Mac Gold Pool 4% 8/1/2043	24,322	23,183
Freddie Mac Gold Pool 4% 8/1/2043	21,051	20,063
Freddie Mac Gold Pool 4% 8/1/2043	5,609	5,302
Freddie Mac Gold Pool 4% 8/1/2044	9,888	9,397
Freddie Mac Gold Pool 4% 8/1/2044	9,675	9,139
Freddie Mac Gold Pool 4% 8/1/2052	19,941	18,605
Freddie Mac Gold Pool 4% 9/1/2040	30,674	29,312
Freddie Mac Gold Pool 4% 9/1/2041	55,667	53,101
Freddie Mac Gold Pool 4% 9/1/2041	20,322	19,380
Freddie Mac Gold Pool 4% 9/1/2041	18,467	17,575
Freddie Mac Gold Pool 4% 9/1/2041	11,608	11,108
Freddie Mac Gold Pool 4% 9/1/2042	4,458,115	4,240,636
Freddie Mac Gold Pool 4% 9/1/2042	48,541	46,405
Freddie Mac Gold Pool 4% 9/1/2043	1,285,364	1,229,774
Freddie Mac Gold Pool 4% 9/1/2043	55,644	52,754
Freddie Mac Gold Pool 4% 9/1/2043	55,604	52,743
Freddie Mac Gold Pool 4% 9/1/2043	47,564	44,997
Freddie Mac Gold Pool 4% 9/1/2043	47,125	44,542
Freddie Mac Gold Pool 4% 9/1/2043	44,245	41,920
Freddie Mac Gold Pool 4% 9/1/2043	25,459	24,134
Freddie Mac Gold Pool 4% 9/1/2043	17,637	16,656
Freddie Mac Gold Pool 4% 9/1/2043	7,684	7,314
Freddie Mac Gold Pool 4% 9/1/2051	41,110	38,396
Freddie Mac Gold Pool 4.5% 1/1/2041	805,633	793,221
Freddie Mac Gold Pool 4.5% 1/1/2041	17,434	17,170
Freddie Mac Gold Pool 4.5% 1/1/2041	11,676	11,515
Freddie Mac Gold Pool 4.5% 10/1/2039	7,976	7,861
Freddie Mac Gold Pool 4.5% 10/1/2040	52,551	51,725
Freddie Mac Gold Pool 4.5% 10/1/2040	32,099	31,547
Freddie Mac Gold Pool 4.5% 10/1/2041	139,096	136,651
Freddie Mac Gold Pool 4.5% 10/1/2044	1,001,228	980,669
Freddie Mac Gold Pool 4.5% 10/1/2048	182,501	174,849
Freddie Mac Gold Pool 4.5% 11/1/2039	903	890
Freddie Mac Gold Pool 4.5% 11/1/2040	2,779	2,736
Freddie Mac Gold Pool 4.5% 12/1/2039	455	449
Freddie Mac Gold Pool 4.5% 12/1/2040	16,547	16,260
Freddie Mac Gold Pool 4.5% 12/1/2040	13,267	13,038
Freddie Mac Gold Pool 4.5% 12/1/2040	1,112	1,093
Freddie Mac Gold Pool 4.5% 12/1/2045	163,901	161,587
Freddie Mac Gold Pool 4.5% 12/1/2047	463,290	444,879
Freddie Mac Gold Pool 4.5% 12/1/2048	2,581,637	2,477,429
Freddie Mac Gold Pool 4.5% 2/1/2040	3,714	3,661
Freddie Mac Gold Pool 4.5% 2/1/2041	84,246	82,956
Freddie Mac Gold Pool 4.5% 2/1/2041	21,877	21,529
Freddie Mac Gold Pool 4.5% 2/1/2041	21,689	21,301
Freddie Mac Gold Pool 4.5% 2/1/2041	21,681	21,299
Freddie Mac Gold Pool 4.5% 2/1/2041	20,418	20,100
Freddie Mac Gold Pool 4.5% 2/1/2041	15,999	15,759
Freddie Mac Gold Pool 4.5% 2/1/2041	13,461	13,267
Freddie Mac Gold Pool 4.5% 2/1/2041	10,351	10,194
Freddie Mac Gold Pool 4.5% 2/1/2041	9,311	9,149
Freddie Mac Gold Pool 4.5% 2/1/2044	62,036	60,346
Freddie Mac Gold Pool 4.5% 2/1/2044	14,310	14,012
Freddie Mac Gold Pool 4.5% 3/1/2041	90,616	89,205
Freddie Mac Gold Pool 4.5% 3/1/2041	20,978	20,652
Freddie Mac Gold Pool 4.5% 3/1/2041	14,922	14,680
Freddie Mac Gold Pool 4.5% 3/1/2041	4,380	4,312
Freddie Mac Gold Pool 4.5% 3/1/2042	2,295	2,260
Freddie Mac Gold Pool 4.5% 3/1/2044	37,460	36,439
Freddie Mac Gold Pool 4.5% 3/1/2044	22,734	22,114
Freddie Mac Gold Pool 4.5% 3/1/2044	11,723	11,404
Freddie Mac Gold Pool 4.5% 4/1/2041	29,471	28,937
Freddie Mac Gold Pool 4.5% 4/1/2041	28,871	28,379
Freddie Mac Gold Pool 4.5% 4/1/2041	3,281	3,222
Freddie Mac Gold Pool 4.5% 4/1/2041	1,317	1,296
Freddie Mac Gold Pool 4.5% 4/1/2048	259,085	248,789
Freddie Mac Gold Pool 4.5% 4/1/2048	84,668	81,303
Freddie Mac Gold Pool 4.5% 4/1/2048	82,870	79,577
Freddie Mac Gold Pool 4.5% 5/1/2039	464,565	458,065
Freddie Mac Gold Pool 4.5% 5/1/2039	74,038	73,031
Freddie Mac Gold Pool 4.5% 5/1/2039	10,092	9,958
Freddie Mac Gold Pool 4.5% 5/1/2040	2,934	2,891
Freddie Mac Gold Pool 4.5% 5/1/2041	31,423	30,880
Freddie Mac Gold Pool 4.5% 5/1/2041	30,831	30,273
Freddie Mac Gold Pool 4.5% 5/1/2041	12,565	12,366
Freddie Mac Gold Pool 4.5% 5/1/2048	168,992	162,276
Freddie Mac Gold Pool 4.5% 6/1/2025	25	25
Freddie Mac Gold Pool 4.5% 6/1/2040	6,123	6,032
Freddie Mac Gold Pool 4.5% 6/1/2041	33,035	32,550
Freddie Mac Gold Pool 4.5% 6/1/2041	23,952	23,530
Freddie Mac Gold Pool 4.5% 6/1/2041	20,510	20,212
Freddie Mac Gold Pool 4.5% 6/1/2041	14,963	14,699
Freddie Mac Gold Pool 4.5% 6/1/2041	9,797	9,672
Freddie Mac Gold Pool 4.5% 6/1/2041	9,584	9,421
Freddie Mac Gold Pool 4.5% 6/1/2041	2,467	2,425
Freddie Mac Gold Pool 4.5% 6/1/2047	257,009	247,518
Freddie Mac Gold Pool 4.5% 7/1/2025	475	474
Freddie Mac Gold Pool 4.5% 7/1/2040	39,822	39,243
Freddie Mac Gold Pool 4.5% 7/1/2040	17,396	17,110
Freddie Mac Gold Pool 4.5% 7/1/2040	15,692	15,451
Freddie Mac Gold Pool 4.5% 7/1/2044	3,545	3,442
Freddie Mac Gold Pool 4.5% 7/1/2047	467,245	451,451
Freddie Mac Gold Pool 4.5% 7/1/2047	203,311	195,739
Freddie Mac Gold Pool 4.5% 8/1/2033	4,626	4,589
Freddie Mac Gold Pool 4.5% 8/1/2039	596	587
Freddie Mac Gold Pool 4.5% 8/1/2040	8,538	8,404
Freddie Mac Gold Pool 4.5% 8/1/2040	2,209	2,174
Freddie Mac Gold Pool 4.5% 8/1/2040	1,428	1,406
Freddie Mac Gold Pool 4.5% 8/1/2041	99,457	97,862
Freddie Mac Gold Pool 4.5% 8/1/2041	13,939	13,692
Freddie Mac Gold Pool 4.5% 8/1/2041	10,477	10,317
Freddie Mac Gold Pool 4.5% 8/1/2052	11,963,759	11,331,283
Freddie Mac Gold Pool 4.5% 9/1/2039	148,434	146,319
Freddie Mac Gold Pool 4.5% 9/1/2039	63,132	62,358
Freddie Mac Gold Pool 4.5% 9/1/2039	864	852
Freddie Mac Gold Pool 4.5% 9/1/2041	138,262	136,076
Freddie Mac Gold Pool 4.5% 9/1/2041	103,776	102,096
Freddie Mac Gold Pool 4.5% 9/1/2041	13,869	13,654
Freddie Mac Gold Pool 4.5% 9/1/2041	2,799	2,755
Freddie Mac Gold Pool 4.5% 9/1/2052	9,690,149	9,174,085
Freddie Mac Gold Pool 5% 1/1/2035	107,302	108,029
Freddie Mac Gold Pool 5% 1/1/2037	4,844	4,879
Freddie Mac Gold Pool 5% 1/1/2040	93,279	93,890
Freddie Mac Gold Pool 5% 1/1/2053	7,718,146	7,541,168
Freddie Mac Gold Pool 5% 10/1/2033	12,087	12,170
Freddie Mac Gold Pool 5% 10/1/2033	8,552	8,609
Freddie Mac Gold Pool 5% 10/1/2033	423	425
Freddie Mac Gold Pool 5% 10/1/2052	1,657,529	1,623,666
Freddie Mac Gold Pool 5% 11/1/2035	6,871	6,921
Freddie Mac Gold Pool 5% 11/1/2037	594	598
Freddie Mac Gold Pool 5% 11/1/2040	2,423	2,439
Freddie Mac Gold Pool 5% 11/1/2052	8,396,497	8,222,331
Freddie Mac Gold Pool 5% 11/1/2052	3,071,025	3,016,921
Freddie Mac Gold Pool 5% 12/1/2033	7,979	8,034
Freddie Mac Gold Pool 5% 12/1/2033	4,690	4,722
Freddie Mac Gold Pool 5% 12/1/2033	1,536	1,546
Freddie Mac Gold Pool 5% 12/1/2035	19,094	19,232
Freddie Mac Gold Pool 5% 12/1/2052 (v)	7,206,415	7,056,934
Freddie Mac Gold Pool 5% 12/1/2052	2,273,852	2,226,686
Freddie Mac Gold Pool 5% 12/1/2052	1,013,171	992,155
Freddie Mac Gold Pool 5% 12/1/2052	943,471	923,901
Freddie Mac Gold Pool 5% 2/1/2035	11,186	11,256
Freddie Mac Gold Pool 5% 2/1/2040	18,306	18,423
Freddie Mac Gold Pool 5% 2/1/2041	7,432	7,477
Freddie Mac Gold Pool 5% 3/1/2041	3,717	3,739
Freddie Mac Gold Pool 5% 3/1/2041	3,696	3,720
Freddie Mac Gold Pool 5% 4/1/2034	3,937	3,964
Freddie Mac Gold Pool 5% 4/1/2035	27,945	28,136
Freddie Mac Gold Pool 5% 4/1/2035	9,855	9,926
Freddie Mac Gold Pool 5% 4/1/2035	7,225	7,277
Freddie Mac Gold Pool 5% 4/1/2036	70,624	71,131
Freddie Mac Gold Pool 5% 4/1/2038	28,725	28,915
Freddie Mac Gold Pool 5% 4/1/2040	61,522	61,917
Freddie Mac Gold Pool 5% 4/1/2041	1,524	1,532
Freddie Mac Gold Pool 5% 5/1/2034	4,775	4,807
Freddie Mac Gold Pool 5% 5/1/2034	3,341	3,363
Freddie Mac Gold Pool 5% 5/1/2034	2,391	2,407
Freddie Mac Gold Pool 5% 5/1/2034	388	391
Freddie Mac Gold Pool 5% 5/1/2035	27,288	27,482
Freddie Mac Gold Pool 5% 5/1/2035	970	976
Freddie Mac Gold Pool 5% 5/1/2040	16,403	16,510
Freddie Mac Gold Pool 5% 6/1/2035	5,107	5,142
Freddie Mac Gold Pool 5% 6/1/2035	2,275	2,292
Freddie Mac Gold Pool 5% 6/1/2038	1,920	1,933
Freddie Mac Gold Pool 5% 6/1/2038	1,448	1,457
Freddie Mac Gold Pool 5% 6/1/2040	59,194	59,577
Freddie Mac Gold Pool 5% 6/1/2040	39,428	39,684
Freddie Mac Gold Pool 5% 6/1/2041	788,762	793,792
Freddie Mac Gold Pool 5% 6/1/2041	4,115	4,133
Freddie Mac Gold Pool 5% 6/1/2052	4,040,059	3,971,408
Freddie Mac Gold Pool 5% 6/1/2053	2,568,890	2,534,068
Freddie Mac Gold Pool 5% 7/1/2035	178,133	179,380
Freddie Mac Gold Pool 5% 7/1/2035	24,807	24,985
Freddie Mac Gold Pool 5% 7/1/2035	1,297	1,307
Freddie Mac Gold Pool 5% 7/1/2035	409	412
Freddie Mac Gold Pool 5% 7/1/2035	144	145
Freddie Mac Gold Pool 5% 7/1/2040	7,358	7,407
Freddie Mac Gold Pool 5% 7/1/2041	2,989	3,006
Freddie Mac Gold Pool 5% 7/1/2041	2,800	2,819
Freddie Mac Gold Pool 5% 7/1/2041	2,542	2,557
Freddie Mac Gold Pool 5% 7/1/2041	1,687	1,694
Freddie Mac Gold Pool 5% 7/1/2041	1,648	1,658
Freddie Mac Gold Pool 5% 7/1/2041	839	845
Freddie Mac Gold Pool 5% 8/1/2033	3,233	3,255
Freddie Mac Gold Pool 5% 8/1/2033	979	986
Freddie Mac Gold Pool 5% 8/1/2034	43,213	43,510
Freddie Mac Gold Pool 5% 8/1/2035	3,540	3,564
Freddie Mac Gold Pool 5% 8/1/2035	487	491
Freddie Mac Gold Pool 5% 8/1/2036	982	989
Freddie Mac Gold Pool 5% 8/1/2040	34,023	34,247
Freddie Mac Gold Pool 5% 8/1/2040	1,751	1,762
Freddie Mac Gold Pool 5% 9/1/2033	10,381	10,450
Freddie Mac Gold Pool 5% 9/1/2035	22,698	22,862
Freddie Mac Gold Pool 5% 9/1/2035	1,014	1,021
Freddie Mac Gold Pool 5% 9/1/2035	109	110
Freddie Mac Gold Pool 5.5% 1/1/2055	10,332,411	10,367,721
Freddie Mac Gold Pool 5.5% 1/1/2055	3,837,121	3,833,446
Freddie Mac Gold Pool 5.5% 11/1/2052	7,432,376	7,450,808
Freddie Mac Gold Pool 5.5% 2/1/2054	1,302,959	1,294,789
Freddie Mac Gold Pool 5.5% 3/1/2053 (v)(x)	13,272,399	13,309,461
Freddie Mac Gold Pool 5.5% 4/1/2053	1,724,380	1,728,657
Freddie Mac Gold Pool 6% 1/1/2029	143	146
Freddie Mac Gold Pool 6% 1/1/2032	2,452	2,532
Freddie Mac Gold Pool 6% 1/1/2032	1,555	1,605
Freddie Mac Gold Pool 6% 10/1/2032	1,306	1,352
Freddie Mac Gold Pool 6% 10/1/2054	4,873,738	4,992,222
Freddie Mac Gold Pool 6% 11/1/2029	122	125
Freddie Mac Gold Pool 6% 11/1/2031	1,659	1,714
Freddie Mac Gold Pool 6% 11/1/2053	1,631,621	1,662,619
Freddie Mac Gold Pool 6% 12/1/2032	686	710
Freddie Mac Gold Pool 6% 12/1/2037	35,642	37,394
Freddie Mac Gold Pool 6% 12/1/2037	9,249	9,704
Freddie Mac Gold Pool 6% 12/1/2052	1,017,052	1,037,964
Freddie Mac Gold Pool 6% 2/1/2029	82	84
Freddie Mac Gold Pool 6% 2/1/2029	53	54
Freddie Mac Gold Pool 6% 2/1/2029	4	3
Freddie Mac Gold Pool 6% 2/1/2055	2,777,458	2,844,980
Freddie Mac Gold Pool 6% 3/1/2029	114	116
Freddie Mac Gold Pool 6% 3/1/2053	3,735,436	3,828,582
Freddie Mac Gold Pool 6% 4/1/2029	44	44
Freddie Mac Gold Pool 6% 4/1/2029	13	14
Freddie Mac Gold Pool 6% 4/1/2031	1,269	1,307
Freddie Mac Gold Pool 6% 4/1/2033	4,494	4,650
Freddie Mac Gold Pool 6% 4/1/2054	5,870,377	6,007,587
Freddie Mac Gold Pool 6% 5/1/2029	269	272
Freddie Mac Gold Pool 6% 5/1/2029	54	55
Freddie Mac Gold Pool 6% 5/1/2033	32,018	32,974
Freddie Mac Gold Pool 6% 5/1/2054	6,409,958	6,565,789
Freddie Mac Gold Pool 6% 6/1/2029	611	621
Freddie Mac Gold Pool 6% 6/1/2029	115	117
Freddie Mac Gold Pool 6% 6/1/2031	426	440
Freddie Mac Gold Pool 6% 7/1/2029	193	197
Freddie Mac Gold Pool 6% 7/1/2029	99	101
Freddie Mac Gold Pool 6% 7/1/2029	89	90
Freddie Mac Gold Pool 6% 7/1/2029	71	72
Freddie Mac Gold Pool 6% 7/1/2029	63	64
Freddie Mac Gold Pool 6% 7/1/2032	3,256	3,359
Freddie Mac Gold Pool 6% 7/1/2033	4,264	4,424
Freddie Mac Gold Pool 6% 7/1/2037	2,553	2,679
Freddie Mac Gold Pool 6% 7/1/2039	10,923,289	11,190,382
Freddie Mac Gold Pool 6% 8/1/2037	48,068	50,350
Freddie Mac Gold Pool 6% 9/1/2033	24,721	25,619
Freddie Mac Gold Pool 6% 9/1/2039	6,535,346	6,727,824
Freddie Mac Gold Pool 6% 9/1/2054	140,326	143,869
Freddie Mac Gold Pool 6% 9/1/2054	93,866	95,708
Freddie Mac Gold Pool 6.5% 1/1/2032	16,230	16,893
Freddie Mac Gold Pool 6.5% 1/1/2054 (y)	9,240,234	9,581,176
Freddie Mac Gold Pool 6.5% 1/1/2054	5,005,667	5,187,235
Freddie Mac Gold Pool 6.5% 1/1/2054	396,647	411,778
Freddie Mac Gold Pool 6.5% 10/1/2032	9,349	9,751
Freddie Mac Gold Pool 6.5% 10/1/2053	2,490,329	2,580,660
Freddie Mac Gold Pool 6.5% 10/1/2053	2,449,172	2,539,541
Freddie Mac Gold Pool 6.5% 12/1/2053	151,698	157,613
Freddie Mac Gold Pool 6.5% 2/1/2037	1,034	1,088
Freddie Mac Gold Pool 6.5% 2/1/2054	21,509,805	22,290,019
Freddie Mac Gold Pool 6.5% 3/1/2032	19	20
Freddie Mac Gold Pool 6.5% 3/1/2036	48,156	50,100
Freddie Mac Gold Pool 6.5% 3/1/2037	907	962
Freddie Mac Gold Pool 6.5% 4/1/2032	963	1,002
Freddie Mac Gold Pool 6.5% 6/1/2054	9,639,234	10,018,996
Freddie Mac Gold Pool 6.5% 6/1/2054	1,646,915	1,715,531
Freddie Mac Gold Pool 6.5% 7/1/2032	246	256
Freddie Mac Gold Pool 6.5% 8/1/2032	3,755	3,907
Freddie Mac Gold Pool 6.5% 8/1/2032	2,532	2,639
Freddie Mac Gold Pool 6.5% 8/1/2032	2,387	2,486
Freddie Mac Gold Pool 6.5% 9/1/2039	102,792	109,112
Freddie Mac Gold Pool 6.5% 9/1/2053	2,641,903	2,745,368
Freddie Mac Gold Pool 6.5% 9/1/2053	2,545,882	2,638,227
Freddie Mac Gold Pool 6.5% 9/1/2054	26,427,748	27,570,104
Freddie Mac Gold Pool 6.5% 9/1/2054	1,951,926	2,034,470
Freddie Mac Gold Pool 7% 1/1/2036	4,945	5,205
Freddie Mac Gold Pool 7% 11/1/2026	206	208
Freddie Mac Gold Pool 7% 11/1/2034	8,022	8,441
Freddie Mac Gold Pool 7% 11/1/2034	7,196	7,609
Freddie Mac Gold Pool 7% 12/1/2026	800	807
Freddie Mac Gold Pool 7% 2/1/2027	83	84
Freddie Mac Gold Pool 7% 3/1/2026	304	304
Freddie Mac Gold Pool 7% 4/1/2032	3,171	3,316
Freddie Mac Gold Pool 7% 4/1/2032	1,382	1,458
Freddie Mac Gold Pool 7% 7/1/2026	127	128
Freddie Mac Gold Pool 7% 7/1/2029	13,385	13,961
Freddie Mac Gold Pool 7% 8/1/2026	1,138	1,145
Freddie Mac Gold Pool 7% 9/1/2026	1,385	1,395
Freddie Mac Gold Pool 7% 9/1/2035	20,748	21,881
Freddie Mac Gold Pool 7.5% 1/1/2027	38	38
Freddie Mac Gold Pool 7.5% 11/1/2030	113	120
Freddie Mac Gold Pool 7.5% 11/1/2031	147	156
Freddie Mac Gold Pool 7.5% 5/1/2031	141	148
Freddie Mac Gold Pool 8% 11/1/2031	382	397
Freddie Mac Gold Pool 8% 2/1/2030	41	42
Freddie Mac Gold Pool 8% 4/1/2032	53	55
Freddie Mac Gold Pool 8% 7/1/2030	350	364
Freddie Mac Gold Pool 8% 8/1/2030	814	841
Freddie Mac Gold Pool 8% 8/1/2030	28	29
Freddie Mac Gold Pool 8% 8/1/2030	12	11
Freddie Mac Gold Pool 8% 9/1/2030	24	25
Freddie Mac Gold Pool 8.5% 1/1/2028	6	5
Freddie Mac Gold Pool 8.5% 12/1/2027	10	9
Freddie Mac Gold Pool 8.5% 5/1/2027	15	15
Freddie Mac Gold Pool 8.5% 5/1/2027	5	4
Freddie Mac Gold Pool 8.5% 8/1/2026	24	24
Freddie Mac Gold Pool 8.5% 8/1/2027	363	370
Freddie Mac Gold Pool 8.5% 8/1/2027	130	133
Freddie Mac Gold Pool 8.5% 8/1/2027	22	22
Freddie Mac Gold Pool 8.5% 9/1/2026	13	12
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,736,177	6,883,625
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,850,341	1,926,998
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,722,663	1,796,722
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	543,946	570,433
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	4,165	4,229
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	17,067	17,365
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	12,998	13,328
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	144,782	150,001
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (b)(c)	39,611	41,032
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	30,607	31,674
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	8,969	9,268
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	684	712
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	5,279	5,482
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (b)(c)	9,809	10,210
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (b)(c)	6,627	6,881
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (b)(c)	9,436	9,798
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	2,718	2,821
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (b)(c)	31,112	32,253
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	7,295	7,603
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	135	137
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	6,132	6,329
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	10,740	11,188
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (b)(c)	13,401	13,576
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (b)(c)	23,814	24,169
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	40,822	41,621
Freddie Mac Non Gold Pool 4% 9/1/2040	5,082	4,865
Freddie Mac Non Gold Pool 5% 8/1/2053	4,569,778	4,448,926
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,992,889	3,995,304
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,901,727	11,890,330
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,440,700	12,452,113
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,525,549	3,528,784
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,481,479	3,478,145
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (b)(c)	5,264	5,283
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	8,926	9,079
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (b)(c)	10,263	10,492
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	5,001	5,140
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(c)	469	489
Freddie Mac Non Gold Pool 6% 11/1/2054	3,813,392	3,894,181
Freddie Mac Non Gold Pool 6% 6/1/2053	3,360,746	3,425,645
Freddie Mac Non Gold Pool 6% 6/1/2053	3,338,073	3,407,750
Freddie Mac Non Gold Pool 6% 6/1/2053	2,854,364	2,910,376
Freddie Mac Non Gold Pool 6% 6/1/2054	6,153,628	6,282,074
Freddie Mac Non Gold Pool 6% 7/1/2053	3,287,415	3,356,034
Freddie Mac Non Gold Pool 6% 7/1/2053	2,911,234	2,968,362
Freddie Mac Non Gold Pool 6% 9/1/2053	3,362,113	3,428,089
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,127,479	3,267,798
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,436,554	1,500,109
Freddie Mac Non Gold Pool 6.5% 2/1/2055	3,590,938	3,754,295
Ginnie Mae I Pool 2.5% 1/20/2052	4,563,482	3,792,074
Ginnie Mae I Pool 2.5% 12/20/2051	7,041,577	5,851,273
Ginnie Mae I Pool 2.5% 12/20/2051	4,691,062	3,898,087
Ginnie Mae I Pool 2.5% 12/20/2051	3,682,320	3,059,863
Ginnie Mae I Pool 2.5% 8/20/2051	26,107,158	21,694,021
Ginnie Mae I Pool 2.5% 8/20/2051	6,833,294	5,678,198
Ginnie Mae I Pool 2.5% 8/20/2051	3,954,075	3,285,680
Ginnie Mae I Pool 2.5% 9/20/2051	11,538,857	9,588,336
Ginnie Mae I Pool 2.5% 9/20/2051	6,731,355	5,593,491
Ginnie Mae I Pool 3% 12/15/2042	202,380	181,635
Ginnie Mae I Pool 3% 4/15/2043	56,604	50,630
Ginnie Mae I Pool 3% 4/15/2043	23,253	20,790
Ginnie Mae I Pool 3% 4/15/2043	21,299	19,141
Ginnie Mae I Pool 3% 4/15/2043	9,103	8,163
Ginnie Mae I Pool 3% 4/15/2043	3,928	3,525
Ginnie Mae I Pool 3% 4/15/2045	146,788	130,865
Ginnie Mae I Pool 3% 5/15/2043	228,358	204,345
Ginnie Mae I Pool 3% 5/15/2043	22,605	20,019
Ginnie Mae I Pool 3% 5/15/2043	18,608	16,909
Ginnie Mae I Pool 3% 5/15/2043	17,692	15,872
Ginnie Mae I Pool 3% 5/15/2043	16,594	15,025
Ginnie Mae I Pool 3% 5/15/2043	6,573	5,874
Ginnie Mae I Pool 3% 6/15/2042	16,711	15,103
Ginnie Mae I Pool 3% 6/15/2043	22,456	20,061
Ginnie Mae I Pool 3% 6/15/2043	7,770	6,962
Ginnie Mae I Pool 3% 6/20/2042	131,042	118,794
Ginnie Mae I Pool 3% 7/15/2043	42,100	37,899
Ginnie Mae I Pool 3% 7/15/2043	28,534	25,587
Ginnie Mae I Pool 3% 8/15/2042	11,532	10,368
Ginnie Mae I Pool 3% 8/15/2043	12,567	11,304
Ginnie Mae I Pool 3% 9/15/2042	25,740	23,142
Ginnie Mae I Pool 3.5% 1/15/2041	6,711	6,259
Ginnie Mae I Pool 3.5% 1/15/2042	86,909	80,410
Ginnie Mae I Pool 3.5% 1/15/2042	68,656	63,633
Ginnie Mae I Pool 3.5% 1/15/2042	1,767	1,643
Ginnie Mae I Pool 3.5% 1/15/2042	929	863
Ginnie Mae I Pool 3.5% 1/15/2043	96,723	89,594
Ginnie Mae I Pool 3.5% 1/15/2043	3,182	2,952
Ginnie Mae I Pool 3.5% 11/15/2040	12,075	11,260
Ginnie Mae I Pool 3.5% 11/15/2042	223,170	206,842
Ginnie Mae I Pool 3.5% 11/20/2043	510,923	475,551
Ginnie Mae I Pool 3.5% 12/15/2040	2,496	2,329
Ginnie Mae I Pool 3.5% 12/15/2041	86,001	79,779
Ginnie Mae I Pool 3.5% 12/15/2041	77,558	71,862
Ginnie Mae I Pool 3.5% 12/15/2041	48,323	45,003
Ginnie Mae I Pool 3.5% 12/15/2041	8,285	7,711
Ginnie Mae I Pool 3.5% 2/15/2042	75,887	70,273
Ginnie Mae I Pool 3.5% 2/15/2042	59,606	55,181
Ginnie Mae I Pool 3.5% 2/15/2043	429,443	398,968
Ginnie Mae I Pool 3.5% 2/15/2043	17,689	16,399
Ginnie Mae I Pool 3.5% 2/15/2044	63,993	58,851
Ginnie Mae I Pool 3.5% 2/20/2043	1,457,555	1,353,487
Ginnie Mae I Pool 3.5% 3/15/2042	538,352	500,300
Ginnie Mae I Pool 3.5% 3/15/2043	3,364	3,115
Ginnie Mae I Pool 3.5% 3/20/2043	659,830	612,541
Ginnie Mae I Pool 3.5% 3/20/2043	270,067	250,650
Ginnie Mae I Pool 3.5% 4/15/2043	371,186	345,054
Ginnie Mae I Pool 3.5% 4/15/2043	68,405	63,130
Ginnie Mae I Pool 3.5% 4/20/2043	285,681	264,677
Ginnie Mae I Pool 3.5% 4/20/2043	110,304	102,280
Ginnie Mae I Pool 3.5% 5/15/2042	23,542	21,885
Ginnie Mae I Pool 3.5% 5/15/2042	16,510	15,343
Ginnie Mae I Pool 3.5% 5/15/2043	16,059	14,837
Ginnie Mae I Pool 3.5% 5/15/2043	14,166	13,193
Ginnie Mae I Pool 3.5% 5/15/2043	12,598	11,666
Ginnie Mae I Pool 3.5% 5/15/2043	5,358	4,969
Ginnie Mae I Pool 3.5% 5/20/2046	59,652	53,723
Ginnie Mae I Pool 3.5% 5/20/2046	39,327	35,418
Ginnie Mae I Pool 3.5% 5/20/2046	31,888	28,719
Ginnie Mae I Pool 3.5% 5/20/2046	29,808	26,845
Ginnie Mae I Pool 3.5% 5/20/2046	29,205	26,302
Ginnie Mae I Pool 3.5% 5/20/2046	20,988	18,881
Ginnie Mae I Pool 3.5% 6/15/2042	3,184	2,949
Ginnie Mae I Pool 3.5% 6/15/2043	30,036	27,736
Ginnie Mae I Pool 3.5% 6/15/2043	24,523	22,607
Ginnie Mae I Pool 3.5% 6/15/2043	20,645	19,134
Ginnie Mae I Pool 3.5% 6/15/2043	12,810	11,976
Ginnie Mae I Pool 3.5% 6/15/2043	10,037	9,279
Ginnie Mae I Pool 3.5% 6/15/2043	2,620	2,418
Ginnie Mae I Pool 3.5% 6/20/2044	207,167	191,584
Ginnie Mae I Pool 3.5% 6/20/2046	147,012	132,400
Ginnie Mae I Pool 3.5% 6/20/2046	41,253	37,153
Ginnie Mae I Pool 3.5% 6/20/2046	39,492	35,567
Ginnie Mae I Pool 3.5% 6/20/2046	37,652	33,910
Ginnie Mae I Pool 3.5% 6/20/2046	33,061	29,776
Ginnie Mae I Pool 3.5% 6/20/2046	20,209	18,200
Ginnie Mae I Pool 3.5% 6/20/2046	13,624	12,274
Ginnie Mae I Pool 3.5% 7/15/2042	64,604	59,895
Ginnie Mae I Pool 3.5% 7/15/2042	22,143	20,535
Ginnie Mae I Pool 3.5% 7/15/2042	5,450	5,050
Ginnie Mae I Pool 3.5% 7/15/2043	11,401	10,537
Ginnie Mae I Pool 3.5% 7/20/2043	148,364	137,022
Ginnie Mae I Pool 3.5% 7/20/2046	3,824,206	3,445,322
Ginnie Mae I Pool 3.5% 8/15/2042	5,497	5,090
Ginnie Mae I Pool 3.5% 8/15/2043	6,993	6,452
Ginnie Mae I Pool 3.5% 9/15/2042	16,174	14,960
Ginnie Mae I Pool 3.5% 9/15/2042	9,619	8,900
Ginnie Mae I Pool 3.5% 9/15/2042	7,296	6,821
Ginnie Mae I Pool 3.5% 9/15/2042	6,697	6,196
Ginnie Mae I Pool 3.5% 9/15/2043	5,812	5,371
Ginnie Mae I Pool 4% 1/15/2040	15,935	15,350
Ginnie Mae I Pool 4% 1/15/2040	15,701	15,084
Ginnie Mae I Pool 4% 1/15/2041	84,753	81,291
Ginnie Mae I Pool 4% 1/15/2041	3,412	3,274
Ginnie Mae I Pool 4% 1/15/2042	7,690	7,374
Ginnie Mae I Pool 4% 1/15/2043	25,390	24,248
Ginnie Mae I Pool 4% 1/15/2047	51,294	47,519
Ginnie Mae I Pool 4% 1/15/2047	44,572	41,291
Ginnie Mae I Pool 4% 1/15/2047	32,990	30,562
Ginnie Mae I Pool 4% 1/15/2047	15,729	14,571
Ginnie Mae I Pool 4% 10/15/2039	19,239	18,533
Ginnie Mae I Pool 4% 10/15/2040	90,227	86,609
Ginnie Mae I Pool 4% 10/15/2040	85,756	82,371
Ginnie Mae I Pool 4% 10/15/2040	80,039	76,830
Ginnie Mae I Pool 4% 10/15/2040	8,519	8,183
Ginnie Mae I Pool 4% 10/15/2040	6,488	6,229
Ginnie Mae I Pool 4% 10/15/2040	3,600	3,461
Ginnie Mae I Pool 4% 10/15/2040	2,419	2,325
Ginnie Mae I Pool 4% 10/15/2041	172,167	164,776
Ginnie Mae I Pool 4% 10/15/2041	83,289	79,824
Ginnie Mae I Pool 4% 10/15/2041	70,706	67,804
Ginnie Mae I Pool 4% 10/15/2041	45,662	43,789
Ginnie Mae I Pool 4% 10/15/2041	38,004	36,366
Ginnie Mae I Pool 4% 10/15/2041	24,263	23,190
Ginnie Mae I Pool 4% 10/15/2041	21,008	20,176
Ginnie Mae I Pool 4% 10/15/2041	14,089	13,495
Ginnie Mae I Pool 4% 10/15/2041	10,851	10,406
Ginnie Mae I Pool 4% 10/15/2041	8,277	7,945
Ginnie Mae I Pool 4% 10/15/2041	5,632	5,395
Ginnie Mae I Pool 4% 10/15/2041	4,019	3,857
Ginnie Mae I Pool 4% 10/20/2052	14,130,100	13,045,749
Ginnie Mae I Pool 4% 11/15/2039	14,402	13,891
Ginnie Mae I Pool 4% 11/15/2040	22,372	21,458
Ginnie Mae I Pool 4% 11/15/2040	3,328	3,200
Ginnie Mae I Pool 4% 11/15/2040	2,926	2,818
Ginnie Mae I Pool 4% 11/15/2041	187,314	179,484
Ginnie Mae I Pool 4% 11/15/2041	26,103	24,944
Ginnie Mae I Pool 4% 11/15/2042	8,661	8,275
Ginnie Mae I Pool 4% 12/15/2039	45,921	44,123
Ginnie Mae I Pool 4% 12/15/2039	10,535	10,124
Ginnie Mae I Pool 4% 12/15/2040	5,411	5,182
Ginnie Mae I Pool 4% 12/15/2040	3,708	3,551
Ginnie Mae I Pool 4% 12/15/2040	2,679	2,572
Ginnie Mae I Pool 4% 12/15/2041	85,360	81,857
Ginnie Mae I Pool 4% 12/15/2041	58,182	55,674
Ginnie Mae I Pool 4% 12/15/2041	28,121	26,924
Ginnie Mae I Pool 4% 12/15/2041	15,734	15,061
Ginnie Mae I Pool 4% 12/15/2041	3,482	3,346
Ginnie Mae I Pool 4% 12/15/2041	2,820	2,701
Ginnie Mae I Pool 4% 12/15/2042	5,818	5,566
Ginnie Mae I Pool 4% 12/15/2046	8,561	7,958
Ginnie Mae I Pool 4% 2/15/2040	68,331	65,612
Ginnie Mae I Pool 4% 2/15/2040	42,163	40,472
Ginnie Mae I Pool 4% 2/15/2040	39,779	38,259
Ginnie Mae I Pool 4% 2/15/2041	23,201	22,275
Ginnie Mae I Pool 4% 2/15/2041	11,871	11,363
Ginnie Mae I Pool 4% 2/15/2042	27,265	26,105
Ginnie Mae I Pool 4% 3/15/2040	346,176	332,458
Ginnie Mae I Pool 4% 3/15/2041	171,123	164,315
Ginnie Mae I Pool 4% 3/15/2041	8,912	8,556
Ginnie Mae I Pool 4% 3/15/2042	98,485	94,238
Ginnie Mae I Pool 4% 3/15/2042	13,250	12,659
Ginnie Mae I Pool 4% 3/15/2042	9,675	9,260
Ginnie Mae I Pool 4% 4/15/2040	31,614	30,335
Ginnie Mae I Pool 4% 4/15/2040	11,997	11,541
Ginnie Mae I Pool 4% 4/15/2042	16,350	15,633
Ginnie Mae I Pool 4% 4/15/2043	4,600	4,415
Ginnie Mae I Pool 4% 4/15/2046	1,281,089	1,217,415
Ginnie Mae I Pool 4% 4/20/2047	1,114,963	1,035,671
Ginnie Mae I Pool 4% 4/20/2047	1,047,183	973,366
Ginnie Mae I Pool 4% 5/15/2040	23,469	22,515
Ginnie Mae I Pool 4% 5/15/2041	4,359	4,212
Ginnie Mae I Pool 4% 5/15/2042	3,719	3,611
Ginnie Mae I Pool 4% 5/15/2043	6,167	5,875
Ginnie Mae I Pool 4% 5/20/2049	757,328	698,264
Ginnie Mae I Pool 4% 6/15/2041	14,118	13,530
Ginnie Mae I Pool 4% 6/15/2041	9,113	8,785
Ginnie Mae I Pool 4% 6/15/2041	7,413	7,091
Ginnie Mae I Pool 4% 6/15/2042	19,675	18,777
Ginnie Mae I Pool 4% 6/15/2043	5,733	5,469
Ginnie Mae I Pool 4% 6/15/2043	2,692	2,576
Ginnie Mae I Pool 4% 7/15/2039	17,671	16,990
Ginnie Mae I Pool 4% 7/15/2041	8,139	7,823
Ginnie Mae I Pool 4% 7/15/2041	8,157	7,816
Ginnie Mae I Pool 4% 7/15/2041	4,646	4,443
Ginnie Mae I Pool 4% 7/15/2041	2,720	2,603
Ginnie Mae I Pool 4% 7/15/2041	1,748	1,675
Ginnie Mae I Pool 4% 7/15/2041	1,485	1,473
Ginnie Mae I Pool 4% 7/15/2046	37,423	34,786
Ginnie Mae I Pool 4% 7/15/2046	24,086	22,388
Ginnie Mae I Pool 4% 8/15/2039	8,524	8,190
Ginnie Mae I Pool 4% 8/15/2039	5,555	5,334
Ginnie Mae I Pool 4% 8/15/2040	3,909	3,756
Ginnie Mae I Pool 4% 8/15/2041	12,092	11,589
Ginnie Mae I Pool 4% 8/15/2041	9,274	8,906
Ginnie Mae I Pool 4% 8/15/2041	3,409	3,282
Ginnie Mae I Pool 4% 8/15/2042	37,723	36,001
Ginnie Mae I Pool 4% 8/15/2042	5,174	4,961
Ginnie Mae I Pool 4% 8/15/2043	7,816	7,438
Ginnie Mae I Pool 4% 8/15/2043	2,246	2,137
Ginnie Mae I Pool 4% 9/15/2039	11,736	11,319
Ginnie Mae I Pool 4% 9/15/2040	5,312	5,104
Ginnie Mae I Pool 4% 9/15/2041	86,319	82,694
Ginnie Mae I Pool 4% 9/15/2041	11,378	10,907
Ginnie Mae I Pool 4% 9/15/2041	10,982	10,540
Ginnie Mae I Pool 4% 9/15/2041	4,967	4,746
Ginnie Mae I Pool 4% 9/15/2041	2,493	2,386
Ginnie Mae I Pool 4% 9/15/2041	1,192	1,147
Ginnie Mae I Pool 4.5% 10/15/2039	9,051	8,879
Ginnie Mae I Pool 4.5% 10/15/2039	6,936	6,822
Ginnie Mae I Pool 4.5% 10/15/2039	1,611	1,583
Ginnie Mae I Pool 4.5% 11/15/2039	51,440	50,458
Ginnie Mae I Pool 4.5% 11/15/2039	21,123	20,743
Ginnie Mae I Pool 4.5% 11/15/2039	17,169	16,871
Ginnie Mae I Pool 4.5% 11/15/2039	15,382	15,116
Ginnie Mae I Pool 4.5% 11/15/2039	13,906	13,695
Ginnie Mae I Pool 4.5% 11/15/2039	12,409	12,195
Ginnie Mae I Pool 4.5% 11/15/2039	7,769	7,636
Ginnie Mae I Pool 4.5% 11/15/2039	6,347	6,239
Ginnie Mae I Pool 4.5% 11/15/2039	1,292	1,271
Ginnie Mae I Pool 4.5% 11/15/2039	800	786
Ginnie Mae I Pool 4.5% 12/15/2039	15,036	14,808
Ginnie Mae I Pool 4.5% 2/15/2040	43,539	42,796
Ginnie Mae I Pool 4.5% 2/15/2040	40,618	39,803
Ginnie Mae I Pool 4.5% 2/15/2040	29,968	29,454
Ginnie Mae I Pool 4.5% 2/15/2040	29,890	29,403
Ginnie Mae I Pool 4.5% 2/15/2040	16,064	15,811
Ginnie Mae I Pool 4.5% 2/15/2040	13,854	13,618
Ginnie Mae I Pool 4.5% 2/15/2040	12,374	12,159
Ginnie Mae I Pool 4.5% 2/15/2040	8,625	8,488
Ginnie Mae I Pool 4.5% 2/15/2040	2,462	2,420
Ginnie Mae I Pool 4.5% 2/15/2040	1,107	1,088
Ginnie Mae I Pool 4.5% 2/15/2041	9,702	9,516
Ginnie Mae I Pool 4.5% 3/15/2040	104,143	102,382
Ginnie Mae I Pool 4.5% 3/15/2040	11,742	11,535
Ginnie Mae I Pool 4.5% 3/15/2040	7,100	6,979
Ginnie Mae I Pool 4.5% 3/15/2040	5,401	5,310
Ginnie Mae I Pool 4.5% 3/15/2041	240,167	235,627
Ginnie Mae I Pool 4.5% 3/15/2041	5,625	5,527
Ginnie Mae I Pool 4.5% 4/15/2040	43,722	43,000
Ginnie Mae I Pool 4.5% 4/15/2040	22,160	21,729
Ginnie Mae I Pool 4.5% 4/15/2040	17,131	16,807
Ginnie Mae I Pool 4.5% 4/15/2040	9,937	9,755
Ginnie Mae I Pool 4.5% 4/15/2040	3,931	3,851
Ginnie Mae I Pool 4.5% 4/15/2040	3,844	3,765
Ginnie Mae I Pool 4.5% 4/20/2053	4,221,534	4,002,089
Ginnie Mae I Pool 4.5% 5/15/2039	8,493	8,355
Ginnie Mae I Pool 4.5% 5/15/2040	54,602	53,670
Ginnie Mae I Pool 4.5% 5/15/2040	5,236	5,139
Ginnie Mae I Pool 4.5% 6/15/2039	28,625	28,187
Ginnie Mae I Pool 4.5% 6/15/2039	25,564	25,142
Ginnie Mae I Pool 4.5% 6/15/2039	4,984	4,902
Ginnie Mae I Pool 4.5% 6/15/2039	4,112	4,045
Ginnie Mae I Pool 4.5% 6/15/2039	3,573	3,516
Ginnie Mae I Pool 4.5% 6/15/2040	198,408	194,547
Ginnie Mae I Pool 4.5% 6/15/2040	116,798	114,805
Ginnie Mae I Pool 4.5% 6/15/2040	57,324	56,325
Ginnie Mae I Pool 4.5% 6/15/2040	29,362	28,863
Ginnie Mae I Pool 4.5% 6/15/2040	28,559	28,074
Ginnie Mae I Pool 4.5% 6/15/2040	24,771	24,340
Ginnie Mae I Pool 4.5% 6/15/2040	23,555	23,148
Ginnie Mae I Pool 4.5% 6/15/2040	3,573	3,511
Ginnie Mae I Pool 4.5% 6/15/2040	2,342	2,299
Ginnie Mae I Pool 4.5% 7/15/2039	24,972	24,569
Ginnie Mae I Pool 4.5% 7/15/2040	92,611	91,017
Ginnie Mae I Pool 4.5% 7/15/2040	75,765	74,467
Ginnie Mae I Pool 4.5% 7/15/2040	58,281	57,300
Ginnie Mae I Pool 4.5% 7/15/2040	46,323	45,525
Ginnie Mae I Pool 4.5% 7/15/2040	41,260	40,556
Ginnie Mae I Pool 4.5% 7/15/2040	37,185	36,531
Ginnie Mae I Pool 4.5% 7/15/2040	6,339	6,228
Ginnie Mae I Pool 4.5% 7/15/2040	3,679	3,613
Ginnie Mae I Pool 4.5% 7/15/2040	1,590	1,563
Ginnie Mae I Pool 4.5% 8/15/2039	245,009	240,999
Ginnie Mae I Pool 4.5% 8/15/2039	145,469	143,100
Ginnie Mae I Pool 4.5% 8/15/2039	122,900	120,908
Ginnie Mae I Pool 4.5% 8/15/2039	50,424	49,579
Ginnie Mae I Pool 4.5% 8/15/2039	23,370	22,993
Ginnie Mae I Pool 4.5% 8/15/2039	4,025	3,958
Ginnie Mae I Pool 4.5% 8/15/2040	13,456	13,224
Ginnie Mae I Pool 4.5% 8/15/2040	2,470	2,424
Ginnie Mae I Pool 4.5% 8/15/2040	1,894	1,862
Ginnie Mae I Pool 4.5% 8/15/2041	5,240	5,152
Ginnie Mae I Pool 4.5% 9/15/2039	44,480	43,738
Ginnie Mae I Pool 4.5% 9/15/2039	20,755	20,417
Ginnie Mae I Pool 4.5% 9/15/2039	8,612	8,474
Ginnie Mae I Pool 4.5% 9/15/2039	8,099	7,964
Ginnie Mae I Pool 4.5% 9/15/2040	7,240	7,118
Ginnie Mae I Pool 4.5% 9/15/2040	3,523	3,461
Ginnie Mae I Pool 5% 1/15/2034	1,652	1,660
Ginnie Mae I Pool 5% 1/15/2039	19,508	19,603
Ginnie Mae I Pool 5% 1/15/2040	725	728
Ginnie Mae I Pool 5% 10/15/2033	959	963
Ginnie Mae I Pool 5% 10/15/2034	2,169	2,179
Ginnie Mae I Pool 5% 10/15/2034	1,419	1,425
Ginnie Mae I Pool 5% 10/15/2039	16,893	16,973
Ginnie Mae I Pool 5% 10/15/2039	12,675	12,734
Ginnie Mae I Pool 5% 10/15/2039	10,150	10,197
Ginnie Mae I Pool 5% 10/15/2039	5,693	5,720
Ginnie Mae I Pool 5% 10/15/2039	3,410	3,426
Ginnie Mae I Pool 5% 11/15/2033	4,093	4,113
Ginnie Mae I Pool 5% 11/15/2033	4,083	4,096
Ginnie Mae I Pool 5% 11/15/2033	2,165	2,175
Ginnie Mae I Pool 5% 11/15/2033	1,365	1,370
Ginnie Mae I Pool 5% 11/15/2033	581	584
Ginnie Mae I Pool 5% 11/15/2035	4,390	4,410
Ginnie Mae I Pool 5% 11/15/2039	15,542	15,614
Ginnie Mae I Pool 5% 11/15/2039	11,000	11,052
Ginnie Mae I Pool 5% 11/15/2039	6,782	6,814
Ginnie Mae I Pool 5% 11/15/2039	6,135	6,164
Ginnie Mae I Pool 5% 11/15/2039	1,474	1,481
Ginnie Mae I Pool 5% 11/15/2039	1,264	1,270
Ginnie Mae I Pool 5% 11/15/2040	6,232	6,261
Ginnie Mae I Pool 5% 11/15/2040	1,709	1,716
Ginnie Mae I Pool 5% 12/15/2032	201	202
Ginnie Mae I Pool 5% 12/15/2033	1,420	1,426
Ginnie Mae I Pool 5% 12/15/2037	4,666	4,688
Ginnie Mae I Pool 5% 12/15/2039	15,328	15,399
Ginnie Mae I Pool 5% 12/15/2039	7,826	7,863
Ginnie Mae I Pool 5% 12/15/2039	6,644	6,675
Ginnie Mae I Pool 5% 2/15/2034	3,014	3,029
Ginnie Mae I Pool 5% 2/15/2039	33,995	34,156
Ginnie Mae I Pool 5% 3/15/2035	6,070	6,099
Ginnie Mae I Pool 5% 3/15/2036	12,721	12,783
Ginnie Mae I Pool 5% 3/15/2036	8,713	8,741
Ginnie Mae I Pool 5% 3/15/2036	3,719	3,737
Ginnie Mae I Pool 5% 3/15/2041	12,941	12,998
Ginnie Mae I Pool 5% 3/15/2041	7,505	7,539
Ginnie Mae I Pool 5% 4/15/2033	1,653	1,661
Ginnie Mae I Pool 5% 4/15/2033	1,351	1,356
Ginnie Mae I Pool 5% 4/15/2033	1,023	1,027
Ginnie Mae I Pool 5% 4/15/2035	8,252	8,292
Ginnie Mae I Pool 5% 4/15/2039	2,688	2,700
Ginnie Mae I Pool 5% 4/15/2040	113,077	113,603
Ginnie Mae I Pool 5% 4/15/2040	108,379	108,881
Ginnie Mae I Pool 5% 4/15/2040	6,605	6,635
Ginnie Mae I Pool 5% 4/15/2040	2,287	2,298
Ginnie Mae I Pool 5% 4/15/2041	23,454	23,556
Ginnie Mae I Pool 5% 4/15/2041	5,657	5,682
Ginnie Mae I Pool 5% 4/15/2041	2,088	2,097
Ginnie Mae I Pool 5% 4/20/2048	2,550,113	2,539,598
Ginnie Mae I Pool 5% 5/15/2033	14,573	14,631
Ginnie Mae I Pool 5% 5/15/2033	7,208	7,237
Ginnie Mae I Pool 5% 5/15/2033	1,881	1,888
Ginnie Mae I Pool 5% 5/15/2034	65,328	65,635
Ginnie Mae I Pool 5% 5/15/2036	581	584
Ginnie Mae I Pool 5% 5/15/2039	25,436	25,557
Ginnie Mae I Pool 5% 5/15/2039	18,144	18,230
Ginnie Mae I Pool 5% 5/15/2040	6,672	6,703
Ginnie Mae I Pool 5% 5/15/2040	4,016	4,035
Ginnie Mae I Pool 5% 5/15/2040	1,417	1,423
Ginnie Mae I Pool 5% 6/15/2033	972	976
Ginnie Mae I Pool 5% 6/15/2033	954	958
Ginnie Mae I Pool 5% 6/15/2033	375	376
Ginnie Mae I Pool 5% 6/15/2034	1,218	1,224
Ginnie Mae I Pool 5% 6/15/2036	5,271	5,297
Ginnie Mae I Pool 5% 6/15/2039	2,577	2,589
Ginnie Mae I Pool 5% 6/15/2040	344,594	346,191
Ginnie Mae I Pool 5% 6/15/2040	9,688	9,733
Ginnie Mae I Pool 5% 6/15/2040	5,818	5,844
Ginnie Mae I Pool 5% 6/15/2041	15,775	15,847
Ginnie Mae I Pool 5% 6/15/2041	2,215	2,225
Ginnie Mae I Pool 5% 6/15/2041	2,140	2,150
Ginnie Mae I Pool 5% 7/15/2034	1,964	1,973
Ginnie Mae I Pool 5% 7/15/2035	26,864	26,994
Ginnie Mae I Pool 5% 7/15/2039	32,682	32,837
Ginnie Mae I Pool 5% 7/15/2039	15,540	15,614
Ginnie Mae I Pool 5% 7/15/2040	18,760	18,847
Ginnie Mae I Pool 5% 7/15/2040	13,712	13,774
Ginnie Mae I Pool 5% 7/15/2040	8,367	8,405
Ginnie Mae I Pool 5% 7/15/2040	7,414	7,448
Ginnie Mae I Pool 5% 7/15/2040	5,940	5,967
Ginnie Mae I Pool 5% 7/15/2040	1,125	1,130
Ginnie Mae I Pool 5% 8/15/2033	15,946	16,008
Ginnie Mae I Pool 5% 8/15/2033	11,268	11,318
Ginnie Mae I Pool 5% 8/15/2033	5,953	5,982
Ginnie Mae I Pool 5% 8/15/2033	4,072	4,089
Ginnie Mae I Pool 5% 8/15/2033	1,875	1,883
Ginnie Mae I Pool 5% 8/15/2033	1,710	1,718
Ginnie Mae I Pool 5% 8/15/2035	519	521
Ginnie Mae I Pool 5% 8/15/2039	14,677	14,746
Ginnie Mae I Pool 5% 8/15/2039	12,004	12,060
Ginnie Mae I Pool 5% 8/15/2039	5,239	5,264
Ginnie Mae I Pool 5% 8/15/2039	3,671	3,688
Ginnie Mae I Pool 5% 8/15/2039	2,395	2,406
Ginnie Mae I Pool 5% 8/15/2039	2,347	2,358
Ginnie Mae I Pool 5% 8/15/2040	27,745	27,871
Ginnie Mae I Pool 5% 8/15/2040	24,080	24,190
Ginnie Mae I Pool 5% 8/15/2040	23,116	23,221
Ginnie Mae I Pool 5% 8/15/2040	6,247	6,276
Ginnie Mae I Pool 5% 9/15/2033	15,973	16,048
Ginnie Mae I Pool 5% 9/15/2035	1,282	1,289
Ginnie Mae I Pool 5% 9/15/2036	25,068	25,191
Ginnie Mae I Pool 5% 9/15/2036	5,468	5,494
Ginnie Mae I Pool 5% 9/15/2039	96,746	97,204
Ginnie Mae I Pool 5% 9/15/2039	18,097	18,182
Ginnie Mae I Pool 5% 9/15/2039	13,366	13,429
Ginnie Mae I Pool 5% 9/15/2039	7,093	7,127
Ginnie Mae I Pool 5% 9/15/2039	5,445	5,470
Ginnie Mae I Pool 5% 9/15/2039	5,059	5,083
Ginnie Mae I Pool 5% 9/15/2039	4,918	4,941
Ginnie Mae I Pool 5% 9/15/2039	3,775	3,792
Ginnie Mae I Pool 5% 9/15/2039	3,317	3,333
Ginnie Mae I Pool 5% 9/15/2039	1,637	1,645
Ginnie Mae I Pool 5% 9/15/2039	1,352	1,358
Ginnie Mae I Pool 5% 9/15/2040	14,721	14,789
Ginnie Mae I Pool 5% 9/15/2040	9,919	9,964
Ginnie Mae I Pool 5% 9/15/2040	4,361	4,380
Ginnie Mae I Pool 5% 9/15/2040	2,938	2,952
Ginnie Mae I Pool 5% 9/15/2041	252,321	253,504
Ginnie Mae I Pool 5.5% 1/15/2034	200	203
Ginnie Mae I Pool 5.5% 10/15/2035	12,028	12,239
Ginnie Mae I Pool 5.5% 3/15/2034	762	774
Ginnie Mae I Pool 5.5% 3/15/2039	882	899
Ginnie Mae I Pool 5.5% 3/20/2054	7,188,730	7,186,634
Ginnie Mae I Pool 5.5% 4/15/2034	916	931
Ginnie Mae I Pool 5.5% 5/15/2034	3,215	3,269
Ginnie Mae I Pool 5.5% 5/15/2034	947	962
Ginnie Mae I Pool 5.5% 5/15/2034	175	178
Ginnie Mae I Pool 5.5% 5/15/2039	8,935	9,111
Ginnie Mae I Pool 5.5% 7/15/2033	698	710
Ginnie Mae I Pool 5.5% 7/15/2039	8,011	8,172
Ginnie Mae I Pool 5.5% 8/15/2033	2,469	2,509
Ginnie Mae I Pool 5.5% 9/15/2039	55,222	56,334
Ginnie Mae I Pool 5.5% 9/15/2039	52,213	53,262
Ginnie Mae I Pool 6% 10/15/2030	3,950	4,026
Ginnie Mae I Pool 6% 10/15/2039	2,171	2,253
Ginnie Mae I Pool 6% 11/15/2039	6,219	6,457
Ginnie Mae I Pool 6% 11/15/2039	3,573	3,709
Ginnie Mae I Pool 6% 11/15/2039	2,368	2,456
Ginnie Mae I Pool 6% 11/15/2039	1,391	1,440
Ginnie Mae I Pool 6% 11/15/2039	1,220	1,258
Ginnie Mae I Pool 6% 11/15/2039	914	947
Ginnie Mae I Pool 6% 11/15/2039	547	567
Ginnie Mae I Pool 6% 12/15/2034	616	634
Ginnie Mae I Pool 6.5% 10/15/2034	7,870	8,143
Ginnie Mae I Pool 6.5% 10/15/2034	1,564	1,613
Ginnie Mae I Pool 6.5% 10/15/2035	5,131	5,326
Ginnie Mae I Pool 6.5% 10/15/2036	2,143	2,222
Ginnie Mae I Pool 6.5% 11/15/2034	2,007	2,058
Ginnie Mae I Pool 6.5% 6/15/2037	1,989	2,067
Ginnie Mae I Pool 6.5% 7/15/2035	606	627
Ginnie Mae I Pool 6.5% 8/15/2034	8,964	9,262
Ginnie Mae I Pool 6.5% 8/15/2034	215	221
Ginnie Mae I Pool 6.5% 8/15/2036	1,458	1,519
Ginnie Mae I Pool 6.5% 9/15/2034	3,441	3,556
Ginnie Mae I Pool 7% 1/15/2026	3	3
Ginnie Mae I Pool 7% 1/15/2027	14	14
Ginnie Mae I Pool 7% 1/15/2028	279	280
Ginnie Mae I Pool 7% 1/15/2028	143	143
Ginnie Mae I Pool 7% 1/15/2028	106	108
Ginnie Mae I Pool 7% 1/15/2028	101	102
Ginnie Mae I Pool 7% 1/15/2028	98	99
Ginnie Mae I Pool 7% 1/15/2028	92	92
Ginnie Mae I Pool 7% 1/15/2028	70	70
Ginnie Mae I Pool 7% 1/15/2028	43	44
Ginnie Mae I Pool 7% 1/15/2029	261	266
Ginnie Mae I Pool 7% 1/15/2029	185	188
Ginnie Mae I Pool 7% 1/15/2029	146	148
Ginnie Mae I Pool 7% 1/15/2029	102	104
Ginnie Mae I Pool 7% 1/15/2029	70	71
Ginnie Mae I Pool 7% 1/15/2030	828	844
Ginnie Mae I Pool 7% 1/15/2030	80	81
Ginnie Mae I Pool 7% 1/15/2031	256	263
Ginnie Mae I Pool 7% 1/15/2032	1,613	1,660
Ginnie Mae I Pool 7% 10/15/2025	6	6
Ginnie Mae I Pool 7% 10/15/2026	73	73
Ginnie Mae I Pool 7% 10/15/2028	761	773
Ginnie Mae I Pool 7% 10/15/2028	138	140
Ginnie Mae I Pool 7% 10/15/2030	221	226
Ginnie Mae I Pool 7% 10/15/2031	1,369	1,411
Ginnie Mae I Pool 7% 10/15/2031	342	351
Ginnie Mae I Pool 7% 10/15/2031	334	339
Ginnie Mae I Pool 7% 10/15/2031	271	279
Ginnie Mae I Pool 7% 10/15/2031	21	22
Ginnie Mae I Pool 7% 11/15/2027	20	20
Ginnie Mae I Pool 7% 11/15/2028	117	119
Ginnie Mae I Pool 7% 11/15/2029	699	715
Ginnie Mae I Pool 7% 11/15/2031	817	834
Ginnie Mae I Pool 7% 11/15/2031	782	805
Ginnie Mae I Pool 7% 11/15/2031	231	237
Ginnie Mae I Pool 7% 11/15/2032	197	203
Ginnie Mae I Pool 7% 12/15/2025	8	8
Ginnie Mae I Pool 7% 12/15/2026	4	4
Ginnie Mae I Pool 7% 12/15/2027	161	163
Ginnie Mae I Pool 7% 12/15/2027	25	25
Ginnie Mae I Pool 7% 12/15/2028	292	297
Ginnie Mae I Pool 7% 12/15/2028	262	266
Ginnie Mae I Pool 7% 12/15/2028	122	124
Ginnie Mae I Pool 7% 12/15/2028	50	50
Ginnie Mae I Pool 7% 12/15/2030	362	372
Ginnie Mae I Pool 7% 12/15/2031	1,304	1,342
Ginnie Mae I Pool 7% 12/15/2031	618	637
Ginnie Mae I Pool 7% 12/15/2031	60	62
Ginnie Mae I Pool 7% 2/15/2028	141	142
Ginnie Mae I Pool 7% 2/15/2028	134	135
Ginnie Mae I Pool 7% 2/15/2028	118	119
Ginnie Mae I Pool 7% 2/15/2028	86	87
Ginnie Mae I Pool 7% 2/15/2028	63	63
Ginnie Mae I Pool 7% 2/15/2028	44	44
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2029	56	57
Ginnie Mae I Pool 7% 2/15/2032	2,034	2,098
Ginnie Mae I Pool 7% 2/15/2032	1,646	1,672
Ginnie Mae I Pool 7% 2/15/2032	560	577
Ginnie Mae I Pool 7% 2/15/2032	205	211
Ginnie Mae I Pool 7% 2/15/2032	178	180
Ginnie Mae I Pool 7% 2/15/2032	135	139
Ginnie Mae I Pool 7% 3/15/2028	505	512
Ginnie Mae I Pool 7% 3/15/2028	291	294
Ginnie Mae I Pool 7% 3/15/2028	165	166
Ginnie Mae I Pool 7% 3/15/2028	151	152
Ginnie Mae I Pool 7% 3/15/2028	140	141
Ginnie Mae I Pool 7% 3/15/2028	82	83
Ginnie Mae I Pool 7% 3/15/2028	53	54
Ginnie Mae I Pool 7% 3/15/2028	51	51
Ginnie Mae I Pool 7% 3/15/2028	28	28
Ginnie Mae I Pool 7% 3/15/2029	367	374
Ginnie Mae I Pool 7% 3/15/2029	162	165
Ginnie Mae I Pool 7% 3/15/2029	102	104
Ginnie Mae I Pool 7% 3/15/2029	51	52
Ginnie Mae I Pool 7% 3/15/2029	38	38
Ginnie Mae I Pool 7% 3/15/2029	28	29
Ginnie Mae I Pool 7% 3/15/2031	131	134
Ginnie Mae I Pool 7% 3/15/2031	129	132
Ginnie Mae I Pool 7% 3/15/2031	93	96
Ginnie Mae I Pool 7% 3/15/2031	47	47
Ginnie Mae I Pool 7% 3/15/2032	798	824
Ginnie Mae I Pool 7% 3/15/2032	395	408
Ginnie Mae I Pool 7% 3/15/2032	347	358
Ginnie Mae I Pool 7% 3/15/2032	198	203
Ginnie Mae I Pool 7% 3/15/2032	95	97
Ginnie Mae I Pool 7% 3/15/2032	65	67
Ginnie Mae I Pool 7% 4/15/2028	256	259
Ginnie Mae I Pool 7% 4/15/2028	164	166
Ginnie Mae I Pool 7% 4/15/2028	124	126
Ginnie Mae I Pool 7% 4/15/2028	96	97
Ginnie Mae I Pool 7% 4/15/2028	71	72
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	30	30
Ginnie Mae I Pool 7% 4/15/2028	12	12
Ginnie Mae I Pool 7% 4/15/2029	262	266
Ginnie Mae I Pool 7% 4/15/2030	180	185
Ginnie Mae I Pool 7% 4/15/2031	986	1,013
Ginnie Mae I Pool 7% 4/15/2031	386	397
Ginnie Mae I Pool 7% 4/15/2031	225	231
Ginnie Mae I Pool 7% 4/15/2031	94	97
Ginnie Mae I Pool 7% 4/15/2032	1,257	1,298
Ginnie Mae I Pool 7% 4/15/2032	656	676
Ginnie Mae I Pool 7% 4/15/2032	449	463
Ginnie Mae I Pool 7% 4/15/2032	421	432
Ginnie Mae I Pool 7% 4/15/2032	197	202
Ginnie Mae I Pool 7% 4/15/2032	172	177
Ginnie Mae I Pool 7% 4/15/2032	162	167
Ginnie Mae I Pool 7% 4/15/2032	111	114
Ginnie Mae I Pool 7% 4/15/2032	59	59
Ginnie Mae I Pool 7% 4/20/2032	17,145	17,768
Ginnie Mae I Pool 7% 5/15/2027	8	8
Ginnie Mae I Pool 7% 5/15/2028	230	232
Ginnie Mae I Pool 7% 5/15/2028	38	38
Ginnie Mae I Pool 7% 5/15/2028	11	11
Ginnie Mae I Pool 7% 5/15/2028	11	11
Ginnie Mae I Pool 7% 5/15/2029	160	163
Ginnie Mae I Pool 7% 5/15/2031	476	489
Ginnie Mae I Pool 7% 5/15/2031	200	205
Ginnie Mae I Pool 7% 5/15/2031	134	135
Ginnie Mae I Pool 7% 5/15/2032	660	682
Ginnie Mae I Pool 7% 5/15/2032	624	642
Ginnie Mae I Pool 7% 5/15/2032	260	264
Ginnie Mae I Pool 7% 5/15/2032	196	200
Ginnie Mae I Pool 7% 5/15/2032	172	177
Ginnie Mae I Pool 7% 5/15/2032	170	175
Ginnie Mae I Pool 7% 5/15/2032	148	153
Ginnie Mae I Pool 7% 5/15/2032	138	143
Ginnie Mae I Pool 7% 6/15/2028	288	292
Ginnie Mae I Pool 7% 6/15/2028	274	278
Ginnie Mae I Pool 7% 6/15/2028	177	180
Ginnie Mae I Pool 7% 6/15/2028	129	131
Ginnie Mae I Pool 7% 6/15/2028	97	98
Ginnie Mae I Pool 7% 6/15/2028	92	93
Ginnie Mae I Pool 7% 6/15/2028	76	77
Ginnie Mae I Pool 7% 6/15/2028	57	57
Ginnie Mae I Pool 7% 6/15/2028	43	44
Ginnie Mae I Pool 7% 6/15/2028	30	31
Ginnie Mae I Pool 7% 6/15/2028	28	28
Ginnie Mae I Pool 7% 6/15/2028	20	20
Ginnie Mae I Pool 7% 6/15/2029	55	56
Ginnie Mae I Pool 7% 6/15/2031	1,185	1,219
Ginnie Mae I Pool 7% 6/15/2031	529	544
Ginnie Mae I Pool 7% 6/15/2031	67	67
Ginnie Mae I Pool 7% 6/15/2032	848	872
Ginnie Mae I Pool 7% 6/15/2032	487	499
Ginnie Mae I Pool 7% 6/15/2032	365	377
Ginnie Mae I Pool 7% 6/15/2032	228	233
Ginnie Mae I Pool 7% 6/15/2032	198	204
Ginnie Mae I Pool 7% 6/15/2032	168	173
Ginnie Mae I Pool 7% 6/15/2032	149	153
Ginnie Mae I Pool 7% 6/15/2032	126	130
Ginnie Mae I Pool 7% 6/15/2032	67	68
Ginnie Mae I Pool 7% 7/15/2028	366	370
Ginnie Mae I Pool 7% 7/15/2028	318	321
Ginnie Mae I Pool 7% 7/15/2028	160	162
Ginnie Mae I Pool 7% 7/15/2028	158	160
Ginnie Mae I Pool 7% 7/15/2028	67	68
Ginnie Mae I Pool 7% 7/15/2028	60	61
Ginnie Mae I Pool 7% 7/15/2028	53	54
Ginnie Mae I Pool 7% 7/15/2028	51	51
Ginnie Mae I Pool 7% 7/15/2028	49	49
Ginnie Mae I Pool 7% 7/15/2028	23	24
Ginnie Mae I Pool 7% 7/15/2028	16	16
Ginnie Mae I Pool 7% 7/15/2029	242	246
Ginnie Mae I Pool 7% 7/15/2029	188	191
Ginnie Mae I Pool 7% 7/15/2029	118	121
Ginnie Mae I Pool 7% 7/15/2029	20	20
Ginnie Mae I Pool 7% 7/15/2031	856	882
Ginnie Mae I Pool 7% 7/15/2031	556	571
Ginnie Mae I Pool 7% 7/15/2031	464	477
Ginnie Mae I Pool 7% 7/15/2031	228	233
Ginnie Mae I Pool 7% 7/15/2032	428	442
Ginnie Mae I Pool 7% 7/15/2032	375	385
Ginnie Mae I Pool 7% 7/15/2032	313	323
Ginnie Mae I Pool 7% 7/15/2032	292	300
Ginnie Mae I Pool 7% 7/15/2032	270	275
Ginnie Mae I Pool 7% 7/15/2032	262	269
Ginnie Mae I Pool 7% 7/15/2032	49	50
Ginnie Mae I Pool 7% 8/15/2029	48	49
Ginnie Mae I Pool 7% 8/15/2029	31	31
Ginnie Mae I Pool 7% 8/15/2031	213	219
Ginnie Mae I Pool 7% 8/15/2031	123	127
Ginnie Mae I Pool 7% 8/15/2031	123	126
Ginnie Mae I Pool 7% 8/15/2032	350	358
Ginnie Mae I Pool 7% 8/15/2032	228	235
Ginnie Mae I Pool 7% 8/15/2032	141	146
Ginnie Mae I Pool 7% 8/15/2032	127	131
Ginnie Mae I Pool 7% 8/15/2032	106	109
Ginnie Mae I Pool 7% 8/15/2032	63	64
Ginnie Mae I Pool 7% 9/15/2027	19	19
Ginnie Mae I Pool 7% 9/15/2028	251	255
Ginnie Mae I Pool 7% 9/15/2028	37	37
Ginnie Mae I Pool 7% 9/15/2028	35	35
Ginnie Mae I Pool 7% 9/15/2028	30	31
Ginnie Mae I Pool 7% 9/15/2029	31	32
Ginnie Mae I Pool 7% 9/15/2031	844	869
Ginnie Mae I Pool 7% 9/15/2031	711	732
Ginnie Mae I Pool 7% 9/15/2031	522	538
Ginnie Mae I Pool 7% 9/15/2031	278	286
Ginnie Mae I Pool 7% 9/15/2031	209	215
Ginnie Mae I Pool 7% 9/15/2031	57	58
Ginnie Mae I Pool 7.5% 1/15/2028	186	189
Ginnie Mae I Pool 7.5% 1/15/2031	118	122
Ginnie Mae I Pool 7.5% 1/15/2031	37	38
Ginnie Mae I Pool 7.5% 10/15/2025	2	2
Ginnie Mae I Pool 7.5% 10/15/2027	459	464
Ginnie Mae I Pool 7.5% 10/15/2027	366	372
Ginnie Mae I Pool 7.5% 10/15/2027	35	35
Ginnie Mae I Pool 7.5% 10/15/2027	30	30
Ginnie Mae I Pool 7.5% 10/15/2027	28	28
Ginnie Mae I Pool 7.5% 11/15/2025	38	38
Ginnie Mae I Pool 7.5% 11/15/2025	36	36
Ginnie Mae I Pool 7.5% 11/15/2025	14	14
Ginnie Mae I Pool 7.5% 11/15/2025	10	10
Ginnie Mae I Pool 7.5% 11/15/2027	32	32
Ginnie Mae I Pool 7.5% 12/15/2027	176	179
Ginnie Mae I Pool 7.5% 12/15/2027	145	148
Ginnie Mae I Pool 7.5% 12/15/2027	118	120
Ginnie Mae I Pool 7.5% 12/15/2027	60	61
Ginnie Mae I Pool 7.5% 12/15/2027	19	19
Ginnie Mae I Pool 7.5% 12/15/2027	14	14
Ginnie Mae I Pool 7.5% 12/15/2027	7	7
Ginnie Mae I Pool 7.5% 2/15/2027	42	42
Ginnie Mae I Pool 7.5% 3/15/2028	132	135
Ginnie Mae I Pool 7.5% 3/15/2031	429	448
Ginnie Mae I Pool 7.5% 4/15/2027	170	172
Ginnie Mae I Pool 7.5% 4/15/2027	69	70
Ginnie Mae I Pool 7.5% 4/15/2027	49	49
Ginnie Mae I Pool 7.5% 4/15/2027	38	38
Ginnie Mae I Pool 7.5% 4/15/2027	12	13
Ginnie Mae I Pool 7.5% 5/15/2027	102	103
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 6/15/2027	345	349
Ginnie Mae I Pool 7.5% 6/15/2027	88	89
Ginnie Mae I Pool 7.5% 6/15/2027	36	37
Ginnie Mae I Pool 7.5% 6/15/2027	7	7
Ginnie Mae I Pool 7.5% 6/15/2029	20	20
Ginnie Mae I Pool 7.5% 7/15/2027	379	385
Ginnie Mae I Pool 7.5% 7/15/2027	196	198
Ginnie Mae I Pool 7.5% 7/15/2027	179	182
Ginnie Mae I Pool 7.5% 7/15/2027	137	139
Ginnie Mae I Pool 7.5% 7/15/2027	99	100
Ginnie Mae I Pool 7.5% 7/15/2027	64	65
Ginnie Mae I Pool 7.5% 7/15/2027	25	25
Ginnie Mae I Pool 7.5% 7/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2028	685	700
Ginnie Mae I Pool 7.5% 7/15/2029	112	115
Ginnie Mae I Pool 7.5% 8/15/2027	267	271
Ginnie Mae I Pool 7.5% 8/15/2027	210	214
Ginnie Mae I Pool 7.5% 8/15/2027	78	79
Ginnie Mae I Pool 7.5% 8/15/2027	49	49
Ginnie Mae I Pool 7.5% 8/15/2027	27	27
Ginnie Mae I Pool 7.5% 8/15/2027	20	21
Ginnie Mae I Pool 7.5% 8/15/2028	343	352
Ginnie Mae I Pool 7.5% 8/15/2028	163	167
Ginnie Mae I Pool 7.5% 8/15/2028	59	61
Ginnie Mae I Pool 7.5% 8/15/2028	22	22
Ginnie Mae I Pool 7.5% 9/15/2025	7	7
Ginnie Mae I Pool 7.5% 9/15/2025	1	1
Ginnie Mae I Pool 7.5% 9/15/2027	434	441
Ginnie Mae I Pool 7.5% 9/15/2027	41	42
Ginnie Mae I Pool 7.5% 9/15/2027	24	24
Ginnie Mae I Pool 7.5% 9/15/2027	24	24
Ginnie Mae I Pool 7.5% 9/15/2027	22	23
Ginnie Mae I Pool 7.5% 9/15/2028	408	418
Ginnie Mae I Pool 7.5% 9/15/2028	256	261
Ginnie Mae I Pool 7.5% 9/15/2031	964	1,000
Ginnie Mae I Pool 8% 1/15/2028	252	256
Ginnie Mae I Pool 8% 11/15/2027	53	54
Ginnie Mae I Pool 8% 12/15/2027	256	260
Ginnie Mae I Pool 8% 12/15/2027	94	95
Ginnie Mae I Pool 8% 12/15/2027	79	80
Ginnie Mae I Pool 8% 12/15/2027	36	37
Ginnie Mae I Pool 8% 7/15/2027	87	88
Ginnie Mae I Pool 8% 8/15/2025	2	2
Ginnie Mae I Pool 8% 8/15/2027	39	40
Ginnie Mae I Pool 8% 8/15/2027	26	26
Ginnie Mae I Pool 8% 9/15/2029	33	34
Ginnie Mae I Pool 8.5% 1/15/2031	1,107	1,146
Ginnie Mae I Pool 8.5% 11/15/2027	27	28
Ginnie Mae I Pool 8.5% 12/15/2029	65	67
Ginnie Mae I Pool 8.5% 7/15/2030	132	137
Ginnie Mae I Pool 8.5% 8/15/2029	85	87
Ginnie Mae II Pool 2% 1/20/2051	27,923,832	22,444,469
Ginnie Mae II Pool 2% 10/20/2051	879,307	707,314
Ginnie Mae II Pool 2% 11/20/2050	14,571,657	11,712,329
Ginnie Mae II Pool 2% 12/20/2050	14,855,524	11,940,495
Ginnie Mae II Pool 2% 3/20/2052	28,317,805	22,769,985
Ginnie Mae II Pool 2% 6/1/2055 (g)	266,300,000	213,952,504
Ginnie Mae II Pool 2% 7/1/2055 (g)	88,650,000	71,213,378
Ginnie Mae II Pool 2% 9/20/2050	4,464,375	3,591,142
Ginnie Mae II Pool 2.5% 11/20/2051	205,839	172,588
Ginnie Mae II Pool 2.5% 12/20/2051	4,989,873	4,183,812
Ginnie Mae II Pool 2.5% 6/1/2055 (g)	99,650,000	83,510,098
Ginnie Mae II Pool 2.5% 6/20/2051	5,136,041	4,307,973
Ginnie Mae II Pool 2.5% 7/1/2055 (g)	58,100,000	48,671,619
Ginnie Mae II Pool 2.5% 7/20/2051	15,920,616	13,348,809
Ginnie Mae II Pool 2.5% 9/20/2051	6,934,314	5,814,149
Ginnie Mae II Pool 3% 1/20/2032	1,604,834	1,552,554
Ginnie Mae II Pool 3% 1/20/2043	862,470	780,282
Ginnie Mae II Pool 3% 10/20/2031	530,719	513,754
Ginnie Mae II Pool 3% 10/20/2043	366,666	330,656
Ginnie Mae II Pool 3% 11/20/2031	560,146	542,067
Ginnie Mae II Pool 3% 12/20/2031	861,681	833,875
Ginnie Mae II Pool 3% 12/20/2042	1,848,107	1,672,564
Ginnie Mae II Pool 3% 12/20/2043	3,795	3,422
Ginnie Mae II Pool 3% 2/20/2031	69,138	67,128
Ginnie Mae II Pool 3% 2/20/2043	52,139	47,171
Ginnie Mae II Pool 3% 2/20/2044	13,722	12,370
Ginnie Mae II Pool 3% 3/20/2031	141,401	137,244
Ginnie Mae II Pool 3% 3/20/2050	3,584,096	3,130,965
Ginnie Mae II Pool 3% 4/20/2031	524,439	508,846
Ginnie Mae II Pool 3% 5/20/2031	1,104,767	1,071,555
Ginnie Mae II Pool 3% 5/20/2042	11,611	10,538
Ginnie Mae II Pool 3% 6/1/2055 (g)	155,250,000	135,299,832
Ginnie Mae II Pool 3% 7/20/2031	14,577	14,125
Ginnie Mae II Pool 3% 8/20/2031	169,758	164,491
Ginnie Mae II Pool 3% 8/20/2042	16,219	14,695
Ginnie Mae II Pool 3% 9/20/2031	68,225	66,087
Ginnie Mae II Pool 3% 9/20/2043	12,895	11,629
Ginnie Mae II Pool 3.5% 1/20/2041	2,157	2,005
Ginnie Mae II Pool 3.5% 1/20/2044	32,504	29,818
Ginnie Mae II Pool 3.5% 10/20/2041	9,741	9,023
Ginnie Mae II Pool 3.5% 10/20/2043	38,978	35,807
Ginnie Mae II Pool 3.5% 11/20/2041	1,473,696	1,365,417
Ginnie Mae II Pool 3.5% 11/20/2043	8,736	8,023
Ginnie Mae II Pool 3.5% 12/20/2040	189,137	175,825
Ginnie Mae II Pool 3.5% 12/20/2041	4,429,245	4,103,870
Ginnie Mae II Pool 3.5% 12/20/2043	32,200	29,555
Ginnie Mae II Pool 3.5% 2/20/2043	292,098	269,515
Ginnie Mae II Pool 3.5% 2/20/2044	3,033	2,782
Ginnie Mae II Pool 3.5% 3/20/2043	173,654	160,185
Ginnie Mae II Pool 3.5% 3/20/2044	9,608	8,811
Ginnie Mae II Pool 3.5% 4/20/2043	166,875	153,889
Ginnie Mae II Pool 3.5% 4/20/2044	4,443	4,072
Ginnie Mae II Pool 3.5% 4/20/2046	43,287	39,026
Ginnie Mae II Pool 3.5% 5/20/2043	2,783,292	2,555,092
Ginnie Mae II Pool 3.5% 5/20/2046	58,728	52,891
Ginnie Mae II Pool 3.5% 5/20/2046	15,020	13,527
Ginnie Mae II Pool 3.5% 6/1/2055 (g)	70,800,000	63,018,422
Ginnie Mae II Pool 3.5% 6/20/2043	179,530	165,462
Ginnie Mae II Pool 3.5% 7/1/2055 (g)	54,725,000	48,690,972
Ginnie Mae II Pool 3.5% 7/20/2043	5,506	5,076
Ginnie Mae II Pool 3.5% 8/20/2043	28,502	26,252
Ginnie Mae II Pool 3.5% 9/20/2040	104,065	96,637
Ginnie Mae II Pool 3.5% 9/20/2043	691,885	635,667
Ginnie Mae II Pool 4% 1/20/2041	2,289,758	2,194,878
Ginnie Mae II Pool 4% 1/20/2042	71,508	68,383
Ginnie Mae II Pool 4% 1/20/2045	1,488,119	1,411,816
Ginnie Mae II Pool 4% 1/20/2046	80,761	75,547
Ginnie Mae II Pool 4% 10/20/2040	783,505	751,235
Ginnie Mae II Pool 4% 10/20/2041	1,084,354	1,037,338
Ginnie Mae II Pool 4% 10/20/2044	316,279	300,114
Ginnie Mae II Pool 4% 10/20/2045	8,940	8,377
Ginnie Mae II Pool 4% 11/20/2040	900,573	863,366
Ginnie Mae II Pool 4% 11/20/2044	678,799	643,990
Ginnie Mae II Pool 4% 12/20/2044	18,428	17,483
Ginnie Mae II Pool 4% 12/20/2045	103,008	96,358
Ginnie Mae II Pool 4% 2/20/2041	31,232	29,932
Ginnie Mae II Pool 4% 2/20/2044	455,846	433,171
Ginnie Mae II Pool 4% 3/20/2041	80,723	77,361
Ginnie Mae II Pool 4% 3/20/2047	920,508	857,922
Ginnie Mae II Pool 4% 5/20/2033	1,713	1,671
Ginnie Mae II Pool 4% 6/1/2055 (g)	23,300,000	21,354,138
Ginnie Mae II Pool 4% 7/20/2044	253,568	240,778
Ginnie Mae II Pool 4% 8/20/2041	8,919	8,535
Ginnie Mae II Pool 4% 8/20/2043	139,970	133,182
Ginnie Mae II Pool 4% 8/20/2044	44,020	41,793
Ginnie Mae II Pool 4% 8/20/2045	1,114,139	1,043,958
Ginnie Mae II Pool 4% 9/20/2040	397,422	381,034
Ginnie Mae II Pool 4% 9/20/2041	166,002	158,827
Ginnie Mae II Pool 4% 9/20/2045	7,388	6,923
Ginnie Mae II Pool 4.5% 1/20/2041	88,691	87,230
Ginnie Mae II Pool 4.5% 10/20/2035	911	900
Ginnie Mae II Pool 4.5% 10/20/2040	18,797	18,491
Ginnie Mae II Pool 4.5% 11/20/2040	18,888	18,578
Ginnie Mae II Pool 4.5% 11/20/2054	40,471,569	38,215,996
Ginnie Mae II Pool 4.5% 2/20/2041	324,514	319,146
Ginnie Mae II Pool 4.5% 3/20/2036	6,545	6,465
Ginnie Mae II Pool 4.5% 3/20/2041	250,004	245,867
Ginnie Mae II Pool 4.5% 3/20/2055	7,999,992	7,554,134
Ginnie Mae II Pool 4.5% 4/20/2041	62,746	61,703
Ginnie Mae II Pool 4.5% 4/20/2055	600,000	566,560
Ginnie Mae II Pool 4.5% 5/20/2040	22,092	21,739
Ginnie Mae II Pool 4.5% 5/20/2041	275,393	270,798
Ginnie Mae II Pool 4.5% 5/20/2055	17,200,000	16,241,404
Ginnie Mae II Pool 4.5% 6/20/2033	3,229	3,198
Ginnie Mae II Pool 4.5% 6/20/2041	543,630	534,487
Ginnie Mae II Pool 4.5% 7/20/2040	36,310	35,723
Ginnie Mae II Pool 4.5% 8/20/2040	4,255	4,186
Ginnie Mae II Pool 4.5% 9/20/2040	195,509	192,326
Ginnie Mae II Pool 5% 1/20/2055	77,918,528	75,637,097
Ginnie Mae II Pool 5% 12/20/2054	5,464,102	5,311,799
Ginnie Mae II Pool 5% 6/1/2055 (g)	27,500,000	26,684,092
Ginnie Mae II Pool 5% 9/20/2033	147,352	148,182
Ginnie Mae II Pool 5.5% 1/20/2055	5,851,483	5,842,462
Ginnie Mae II Pool 5.5% 12/20/2054	8,033,870	7,983,199
Ginnie Mae II Pool 5.5% 12/20/2054	7,137,987	7,144,828
Ginnie Mae II Pool 5.5% 6/1/2055 (g)	191,475,000	190,161,788
Ginnie Mae II Pool 5.5% 7/1/2055 (g)	191,475,000	189,982,280
Ginnie Mae II Pool 6% 1/20/2055	6,815,048	6,886,454
Ginnie Mae II Pool 6% 11/20/2031	4,113	4,215
Ginnie Mae II Pool 6% 12/20/2054	5,222,965	5,282,586
Ginnie Mae II Pool 6% 5/20/2032	19,380	19,894
Ginnie Mae II Pool 6% 6/1/2055 (g)	99,300,000	100,264,481
Ginnie Mae II Pool 6% 7/1/2055 (g)	99,300,000	100,113,197
Ginnie Mae II Pool 6.5% 1/20/2032	183	188
Ginnie Mae II Pool 6.5% 11/20/2031	726	748
Ginnie Mae II Pool 6.5% 3/20/2031	918	943
Ginnie Mae II Pool 6.5% 4/20/2031	118	121
Ginnie Mae II Pool 6.5% 6/1/2055 (g)	15,000,000	15,320,756
Ginnie Mae II Pool 6.5% 6/20/2031	108	110
Ginnie Mae II Pool 6.5% 7/1/2055 (g)	15,000,000	15,310,209
Ginnie Mae II Pool 6.5% 7/20/2031	130	134
Ginnie Mae II Pool 6.5% 8/20/2031	131	135
Ginnie Mae II Pool 7% 2/20/2032	5,196	5,392
Ginnie Mae II Pool 7% 3/20/2032	2,608	2,708
Uniform Mortgage Backed Securities 2% 6/1/2055 (g)	267,600,000	208,006,711
Uniform Mortgage Backed Securities 2% 7/1/2055 (g)	183,000,000	142,325,377
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (g)	102,425,000	83,472,360
Uniform Mortgage Backed Securities 3% 6/1/2055 (g)	31,950,000	27,197,421
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (g)	62,525,000	55,461,601
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (g)	31,350,000	27,802,289
Uniform Mortgage Backed Securities 4% 6/1/2055 (g)	23,300,000	21,363,175
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (g)	13,500,000	12,733,248
Uniform Mortgage Backed Securities 5% 6/1/2055 (g)	31,400,000	30,402,796
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (g)	48,600,000	48,129,222
Uniform Mortgage Backed Securities 6% 6/1/2055 (g)	224,600,000	226,854,782
Uniform Mortgage Backed Securities 6% 7/1/2055 (g)	56,975,000	57,473,537
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (g)	83,900,000	86,154,771
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (g)	34,500,000	35,394,827
TOTAL UNITED STATES		5,332,319,815
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,457,935,981)		5,332,319,815

U.S. Treasury Obligations - 32.1%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	86,364,000	52,466,130
US Treasury Bonds 1.125% 8/15/2040	4.51	1,500,000	901,523
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	111,477,000	72,412,149
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	183,975,799
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	218,350,000	147,155,958
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	79,313,151
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	73,113,831
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	180,222,712
US Treasury Bonds 3.25% 5/15/2042 (x)	3.37 to 5.18	115,202,000	93,448,623
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	44,719,444
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,078,359
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	225,620,641
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	169,701,171
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	65,000,000	58,124,219
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	313,329
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	367,587,688
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,158,037
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.94	66,830,000	64,188,127
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	105,880,758
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	4,086,807
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	99,877,149
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,867,930
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	17,360,741	16,517,910
US Treasury Notes 2.625% 7/31/2029 (w)	4.11 to 4.47	13,250,000	12,594,228
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	443,227,446
US Treasury Notes 2.875% 5/15/2032 (w)	2.96 to 2.98	165,526,000	152,646,008
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.36	95,160,000	92,167,664
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	538,462,033
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	88,350,793
US Treasury Notes 3.5% 2/15/2033	4.32	4,000,000	3,809,219
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	257,500,000	253,074,219
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,551,190
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	349,960,000	340,404,451
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	1,971,016
US Treasury Notes 3.75% 4/15/2028	3.69	9,830,000	9,798,513
US Treasury Notes 3.75% 5/15/2028	3.77 to 3.86	63,760,000	63,570,760
US Treasury Notes 3.75% 5/31/2030	4.50	252,000	249,371
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	575,000,000	563,612,303
US Treasury Notes 3.875% 11/30/2029	3.58	125,000,000	124,609,375
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	186,371,796
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	92,745,359
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	193,216,175
US Treasury Notes 4% 2/15/2034	4.21 to 4.74	44,734,000	43,708,263
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,794,422
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	243,325,948
US Treasury Notes 4.125% 10/31/2031	4.26	825,000	824,936
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	53,982,661
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,168,745
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,196,219
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,684,791
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	63,870,000
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	8,700,000	8,711,059
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	75,925,781
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	154,000,000	152,484,063
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	53,250,000	52,650,938
US Treasury Notes 4.25% 6/30/2031	4.45	940,000	947,858
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	4,963,547
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,119,250
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	250,703,125
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,613,726
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	213,623,120
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	6,790,000	6,962,137
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	558,562
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	756,447
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.97	17,970,000	17,540,405
US Treasury Notes 4.875% 10/31/2030 (w)	4.56	83,500,000	86,928,067
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,260,260,779)			6,513,207,434

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.32	468,687,058	468,780,795
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	4.32	46,280,499	46,285,128
TOTAL MONEY MARKET FUNDS (Cost $515,063,726)			515,065,923

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	18,190,000	751,729
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	17,770,000	716,757
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	21,260,000	907,877
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	16,750,000	682,861
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	9,710,000	405,986
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	10,500,000	418,789
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	49,610,000	931,284
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	20,400,000	840,212
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	19,210,000	776,933

TOTAL PUT SWAPTIONS			6,432,428
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	18,190,000	669,168
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	17,770,000	672,847
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	21,260,000	749,549
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	16,750,000	629,756
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	9,710,000	354,756
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	10,500,000	381,460
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	49,610,000	1,930,282
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	20,400,000	750,294
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	19,210,000	725,832

TOTAL CALL SWAPTIONS			6,863,944
TOTAL PURCHASED SWAPTIONS (Cost $13,887,463)			13,296,372

TOTAL INVESTMENT IN SECURITIES - 111.7% (Cost $23,737,237,079)	22,622,806,623
NET OTHER ASSETS (LIABILITIES) - (11.7)%	(2,352,864,416)
NET ASSETS - 100.0%	20,269,942,207

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(97,150,000)	(78,052,894)
Ginnie Mae II Pool 2.5% 6/1/2055	(58,100,000)	(48,689,781)
Ginnie Mae II Pool 3.5% 6/1/2055	(54,725,000)	(48,710,214)
Ginnie Mae II Pool 5% 6/1/2055	(22,800,000)	(22,123,538)
Ginnie Mae II Pool 5.5% 6/1/2055	(191,475,000)	(190,161,788)
Ginnie Mae II Pool 6% 6/1/2055	(99,300,000)	(100,264,481)
Ginnie Mae II Pool 6.5% 6/1/2055	(15,000,000)	(15,320,755)
Uniform Mortgage Backed Securities 2% 6/1/2055	(197,700,000)	(153,673,119)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(34,325,000)	(27,973,529)
Uniform Mortgage Backed Securities 3% 6/1/2055	(15,000,000)	(12,768,743)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(50,450,000)	(44,750,704)
Uniform Mortgage Backed Securities 4% 6/1/2055	(23,300,000)	(21,363,176)
Uniform Mortgage Backed Securities 5% 6/1/2055	(26,900,000)	(26,045,707)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(50,650,000)	(50,159,364)
Uniform Mortgage Backed Securities 6% 6/1/2055	(212,800,000)	(214,936,321)
Uniform Mortgage Backed Securities 6% 7/1/2055	(46,450,000)	(46,856,442)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(83,900,000)	(86,154,771)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(6,875,000)	(7,053,317)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,195,058,644)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,193,645,400)		(1,195,058,644)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	6,600,000	(204,019)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,700,000	(148,614)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	46,700,000	(1,287,376)

TOTAL PUT SWAPTIONS			(1,640,009)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	6,600,000	(211,843)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,700,000	(63,640)
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	46,700,000	(1,649,953)

TOTAL CALL SWAPTIONS			(1,925,436)
TOTAL WRITTEN SWAPTIONS			(3,565,445)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 24 Contracts (Australia)	45	Jun 2025	3,310,755	(22,871)	(22,871)
CBOT 10 Year US Treasury Bond Contracts (United States)	4,151	Sep 2025	460,371,844	5,733,776	5,733,776
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	39	Sep 2025	4,399,688	71,874	71,874
CBOT 2 Year US Treasury Note Contracts (United States)	1,497	Sep 2025	310,650,891	602,429	602,429
CBOT 5 Year US Treasury Note Contracts (United States)	14,892	Sep 2025	1,612,873,406	12,665,609	12,665,609
CBOT US Treasury Long Bond Contracts (United States)	258	Sep 2025	29,186,250	698,171	698,171
CBOT US Treasury Ultra Bond Contracts (United States)	2	Sep 2025	232,563	872	872
TMX 10Y Canadian Bond Contracts (Canada)	149	Sep 2025	13,279,550	114,034	114,034

TOTAL PURCHASED					19,863,894

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,594	Sep 2025	176,784,563	(2,166,927)	(2,166,927)
CBOT 5 Year US Treasury Note Contracts (United States)	937	Sep 2025	101,481,492	(799,521)	(799,521)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	17	Sep 2025	2,095,345	(28,492)	(28,492)

TOTAL SOLD					(2,994,940)

TOTAL FUTURES CONTRACTS					16,868,954
The notional amount of futures purchased as a percentage of Net Assets is 12.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	890,000	USD	1,003,918	JPMorgan Chase Bank NA	7/08/25	8,944
GBP	115,000	USD	153,023	Brown Brothers Harriman & Co	7/08/25	1,947
USD	207,357	AUD	324,000	Brown Brothers Harriman & Co	7/08/25	(1,602)
USD	92,368	AUD	143,000	Brown Brothers Harriman & Co	7/08/25	142
USD	86,734	AUD	134,000	Canadian Imperial Bank of Commerce	7/08/25	312
USD	949,423	AUD	1,468,000	JPMorgan Chase Bank NA	7/08/25	2,657
USD	2,299,939	CAD	3,165,000	JPMorgan Chase Bank NA	7/08/25	(10,455)
USD	292,492	EUR	262,000	BNP Paribas SA	7/08/25	(5,676)
USD	397,142	EUR	349,000	BNP Paribas SA	7/08/25	(37)
USD	151,873	EUR	135,000	Brown Brothers Harriman & Co	7/08/25	(1,763)
USD	246,418,179	EUR	216,374,000	Goldman Sachs Bank USA	7/08/25	174,307
USD	64,844,630	GBP	48,412,000	BNP Paribas SA	7/08/25	(393,815)
USD	342,128	GBP	259,000	Bank of America NA	7/08/25	(6,892)
USD	195,281	GBP	146,000	Brown Brothers Harriman & Co	7/08/25	(1,464)
USD	1,966,090	JPY	278,800,000	JPMorgan Chase Bank NA	7/08/25	20,807

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(212,588)
Unrealized Appreciation						209,116
Unrealized Depreciation						(421,704)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,600,000	(153,494)	129,469	(24,025)
Generali 4.125% 5/4/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,100,000	3,121	(11,423)	(8,302)
Societe Generale SA 5.25% 9/6/2032		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,750,000	20,894	(23,095)	(2,201)
Deutsche Bank AG 5.625% 5/19/2031		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,300,000	48,354	(59,726)	(11,372)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	42,625	(64,153)	(21,528)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	98,890	(163,475)	(64,585)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,680,000	286,439	(480,511)	(194,072)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		550,000	93,775	(128,833)	(35,058)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		620,000	105,710	(154,925)	(49,215)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	168,158	(111,041)	57,117
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	114,653	(60,375)	54,278
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,300,000	175,801	(88,113)	87,688
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	169,249	(211,937)	(42,688)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	51,009	(59,799)	(8,790)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,900,000	3,869	(19,807)	(15,938)
UniCredit SpA 5.375% 4/16/2034		Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,750,000	11,850	(26,683)	(14,833)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		810,000	138,104	(239,287)	(101,183)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,160,000	197,779	(319,779)	(122,000)
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	102,018	(53,413)	48,605
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	102,018	(57,182)	44,836
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	22,165	(32,090)	(9,925)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,050,000	179,024	(245,595)	(66,571)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	184,139	(260,582)	(76,443)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	93,775	(133,360)	(39,585)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	105,710	(143,103)	(37,393)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	85,250	(112,308)	(27,058)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	102,300	(98,661)	3,639
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	68,792	(34,946)	33,846
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	51,009	(26,188)	24,821
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	191,284	(98,206)	93,078
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	25,505	(29,523)	(4,018)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,600,000	208,306	(233,365)	(25,059)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	104,153	(115,809)	(11,656)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(36)	(211)	(247)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	291,554	(439,033)	(147,479)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		590,000	100,595	(164,540)	(63,945)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	90,365	(115,448)	(25,083)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,710,000	291,554	(375,217)	(83,663)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		630,000	107,415	(169,027)	(61,612)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	26,038	(31,597)	(5,559)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	129,940	(66,999)	62,941
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	30,574	(14,591)	15,983
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	156,230	(151,027)	5,203
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	182,006	(176,481)	5,525
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	104,153	(111,802)	(7,649)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	45,861	(44,872)	989
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	65,096	(66,161)	(1,065)

TOTAL BUY PROTECTION								4,823,579	(5,694,830)	(871,251)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,100,000	(71,780)	74,628	2,848
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,800,000	(49,020)	69,294	20,274
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,600,000	(80,534)	125,607	45,073
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	36	457	493
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,200,000	(21,009)	19,287	(1,722)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(3,501)	4,908	1,407
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,000,000	(70,029)	63,059	(6,970)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,200,000	(161,067)	123,758	(37,309)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,600,000	(98,041)	72,388	(25,653)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,900,000	(208,337)	222,931	14,594
CMBX AAA Series 18 Index	NR	Dec 2057	Citigroup Global Markets Ltd	0.5%	Monthly		5,500,000	(9,379)	13,528	4,149
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,400,000	(29,285)	29,452	167

TOTAL SELL PROTECTION								(801,946)	819,297	17,351
TOTAL CREDIT DEFAULT SWAPS								4,021,633	(4,875,533)	(853,900)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	223,374,000	98,772	0	98,772
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	79,524,000	1,545,933	0	1,545,933
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	53,790,000	384,858	0	384,858
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	47,934,000	73,093	0	73,093
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	351,413,000	(226,644)	0	(226,644)
TOTAL INTEREST RATE SWAPS							1,876,012	0	1,876,012

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,459,456,474 or 22.0% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,569,089 and $2,512,626, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,761 or 0.0% of net assets.

(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $312,071,254 or 1.5% of net assets.

(t)	Security or a portion of the security is on loan at period end.
(u)	A portion of the security sold on a delayed delivery basis.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $19,894,714.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,268,178.
(x)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,123,907.
(y)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,910,202.

(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	3,324

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	420,416,769	5,100,124,484	5,051,760,458	22,964,814	-	-	468,780,795	468,687,058	0.9%
Fidelity Securities Lending Cash Central Fund	49,295,300	2,350,823,317	2,353,833,489	368,178	-	-	46,285,128	46,280,499	0.1%
Total	469,712,069	7,450,947,801	7,405,593,947	23,332,992	-	-	515,065,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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